Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Class A Common Stock [Member]	Jun. 30, 2012 Class A Common Stock [Member]	Dec. 31, 2012 ClassA Special Common Stock [Member]	Jun. 30, 2012 ClassA Special Common Stock [Member]	Dec. 31, 2012 Class B Common Stock [Member]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	cmcsa
Entity Registrant Name	COMCAST CORP
Entity Central Index Key	0001166691
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		2,122,278,635		507,769,463		9,444,375
Entity Public Float			$ 67,542		$ 16,992
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 10,951	$ 1,620
Investments [Current]	1,464	54
Receivables, net	5,521	4,652
Programming rights	909	987
Other current assets	1,146	1,260
Total current assets	19,991	8,573
Film and television costs	5,054	5,227
Investments	6,325	9,854
Property and equipment, net	27,232	27,559
Franchise rights	59,364	59,376
Goodwill	26,985	26,874
Other intangible assets, net	17,840	18,165
Other noncurrent assets, net	2,180	2,190
Total assets	164,971	157,818
Current Liabilities:
Accounts payable and accrued expenses related to trade creditors	6,206	5,705
Accrued participations and residuals	1,350	1,255
Deferred revenue	851	790
Accrued expenses and other current liabilities	5,931	4,124
Current portion of long-term debt	2,376	1,367
Total current liabilities	16,714	13,241
Long-term debt, less current portion	38,082	37,942
Deferred income taxes	30,110	29,932
Other noncurrent liabilities	13,271	13,034
Commitments and contingencies (Note 18)
Redeemable noncontrolling interests	16,998	16,014
Equity:
Preferred stock - authorized, 20,000,000 shares; issued, zero	0	0
Common stock	31	32
Additional paid-in capital	40,547	40,940
Retained earnings	16,280	13,971
Treasury stock, 365,460,750 Class A common shares and 70,934,764 Class A Special common shares	(7,517)	(7,517)
Accumulated other comprehensive income (loss)	15	(152)
Total Comcast Corporation shareholders' equity	49,356	47,274
Noncontrolling interests	440	381
Total equity	49,796	47,655
Total liabilities and equity	164,971	157,818
Class A Common Stock [Member]
Equity:
Common stock	25	25
Class B Common Stock [Member]
Equity:
Common stock	0	0
ClassA Special Common Stock [Member]
Equity:
Common stock	$ 6	$ 7

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	7,500,000,000	7,500,000,000
Common stock, issued	2,487,739,385	2,460,937,253
Common stock, outstanding	2,122,278,635	2,095,476,503
Treasury stock common shares	365,460,750	365,460,750
ClassA Special Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	7,500,000,000	7,500,000,000
Common stock, issued	578,704,227	671,947,577
Common stock, outstanding	507,769,463	601,012,813
Treasury stock common shares	70,934,764	70,934,764
Class B Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	75,000,000	75,000,000
Common stock, issued	9,444,375	9,444,375
Common stock, outstanding	9,444,375	9,444,375

Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Income
Revenue	$ 15,937	$ 16,544	$ 15,211	$ 14,878	$ 15,042	$ 14,339	$ 14,333	$ 12,128	$ 62,570	$ 55,842	$ 37,937
Costs and Expenses:
Programming and production									19,929	16,598	8,537
Other operating and administrative									17,857	16,656	12,395
Advertising, marketing and promotion									4,807	4,231	2,409
Depreciation									6,150	6,040	5,539
Amortization									1,648	1,596	1,077
Total costs and expenses									50,391	45,121	29,957
Operating income	3,294	3,048	3,079	2,758	2,918	2,641	2,938	2,224	12,179	10,721	7,980
Other Income (Expense):
Interest expense									(2,521)	(2,505)	(2,156)
Investment income (loss), net									219	159	288
Equity in net income (losses) of investees, net									959	(35)	(141)
Other income (expense), net									773	(133)	133
Nonoperating income (expense)									(570)	(2,514)	(1,876)
Income before income taxes									11,609	8,207	6,104
Income tax expense									(3,744)	(3,050)	(2,436)
Net income									7,865	5,157	3,668
Net (income) loss attributable to noncontrolling interests									(1,662)	(997)	(33)
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Basic earnings per common share attributable to Comcast Corporation shareholders	$ 0.57	$ 0.79	$ 0.5	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.32	$ 1.51	$ 1.29
Diluted earnings per common share attributable to Comcast Corporation shareholders	$ 0.56	$ 0.78	$ 0.5	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.28	$ 1.5	$ 1.29
Dividends declared per common share attributable to Comcast Corporation shareholders	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.65	$ 0.45	$ 0.378

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income
Net income	$ 7,865	$ 5,157	$ 3,668
Unrealized gains (losses) on marketable securities, net of deferred taxes	161	4	9
Deferred gains (losses) on cash flow hedges, net of deferred taxes	58	(25)	(80)
Realized (gains) losses on marketable securities, net of deferred taxes		8	2
Realized (gains) losses on cash flow hedges, net of deferred taxes	15	(20)	(34)
Employee benefit obligations, net of deferred taxes	(31)	(70)	(13)
Currency translation adjustments, net of deferred taxes		(12)	(1)
Comprehensive income	8,038	5,066	3,615
Net (income) loss attributable to noncontrolling interests	(1,662)	(997)	(33)
Other comprehensive (income) loss attributable to noncontrolling interests	(6)	38	0
Comprehensive income attributable to Comcast Corporation	$ 6,370	$ 4,107	$ 3,582

Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gains (losses) on marketable securities, deferred taxes	$ (95)	$ (2)	$ 0
Deferred gains (losses) on cash flow hedges, deferred taxes	(34)	15	47
Realized (gains) losses on marketable securities, deferred taxes	0	5	2
Realized (gains) losses on cash flow hedges, deferred taxes	8	(11)	(21)
Employee benefit obligations, deferred taxes	22	22	9
Currency translation adjustments, deferred taxes	$ 0	$ 3	$ 0

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 7,865	$ 5,157	$ 3,668
Depreciation and amortization	7,798	7,636	6,616
Amortization of film and television costs	9,454	6,787	187
Share-based compensation	371	344	300
Noncash interest expense (income), net	193	146	141
Equity in net (income) losses of investees, net	(959)	35	141
Cash received from investees	195	311	0
Net (gain) loss on investment activity and other	(1,062)	23	(267)
Deferred income taxes	139	1,058	549
Change in current and noncurrent receivables, net	(823)	(427)	(131)
Change in film and television costs	(9,432)	(7,080)	(191)
Change in accounts payable and accrued expenses related to trade creditors	366	(85)	37
Change in other operating assets and liabilities	749	440	129
Net cash provided by (used in) operating activities	14,854	14,345	11,179
Investing Activities
Capital expenditures	(5,714)	(5,307)	(4,961)
Cash paid for intangible assets	(923)	(954)	(536)
Acquisitions, net of cash acquired	(90)	(6,407)	(183)
Proceeds from sales of businesses and investments	3,102	277	99
Return of capital from investees	2,362	37	190
Purchases of investments	(297)	(135)	(260)
Other	74	(19)	(60)
Net cash provided by (used in) investing activities	(1,486)	(12,508)	(5,711)
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(544)	544	0
Proceeds from borrowings	4,544	0	3,420
Repurchases and repayments of debt	(2,881)	(3,216)	(1,153)
Repurchases and retirements of common stock	(3,000)	(2,141)	(1,200)
Dividends paid	(1,608)	(1,187)	(1,064)
Issuances of common stock	233	283	34
Distributions to NBCUniversal noncontrolling member	(473)	(119)
Distributions to other noncontrolling interests	(218)	(206)	(67)
Other	(90)	(159)	(125)
Net cash provided by (used in) financing activities	(4,037)	(6,201)	(155)
Increase (decrease) in cash and cash equivalents	9,331	(4,364)	5,313
Cash and cash equivalents, beginning of year	1,620	5,984	671
Cash and cash equivalents, end of year	$ 10,951	$ 1,620	$ 5,984

Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Redeemable Noncontrolling Interests [Member]	Class A Common Stock [Member]	ClassA Special Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2009	$ 42,811	$ 166	$ 24	$ 8	$ 0	$ 40,247	$ 10,005	$ (7,517)	$ (46)	$ 90
Stock compensation plans	238					242	(4)
Repurchase and retirements of common stock	(1,200)					(781)	(419)
Employee stock purchase plans	61					61
Dividends declared	(1,059)						(1,059)
Other comprehensive income (loss)	(53)								(53)
Sale (purchase) of subsidiary shares to (from) noncontrolling interests, net	11	(20)				11
Contributions from (distributions to) noncontrolling interests, net	(44)	(2)								(44)
Net income (loss)	3,669	(1)					3,635			34
Ending Balance at Dec. 31, 2010	44,434	143	24	8	0	39,780	12,158	(7,517)	(99)	80
Stock compensation plans	469		1			509	(41)
Repurchase and retirements of common stock	(2,141)			(1)		(1,067)	(1,073)
Employee stock purchase plans	68					68
Dividends declared	(1,233)						(1,233)
Other comprehensive income (loss)	(53)	(38)							(53)
NBCUniversal transaction	1,869	15,198				1,605				264
Issuance of subsidiary shares to noncontrolling interests	88	83				45				43
Contributions from (distributions to) noncontrolling interests, net	(161)	(214)								(161)
Net income (loss)	4,315	842					4,160			155
Ending Balance at Dec. 31, 2011	47,655	16,014	25	7	0	40,940	13,971	(7,517)	(152)	381
Stock compensation plans	372					612	(240)
Repurchase and retirements of common stock	(3,000)			(1)		(1,081)	(1,918)
Employee stock purchase plans	80					80
Dividends declared	(1,736)						(1,736)
Other comprehensive income (loss)	167	6							167
Contributions from (distributions to) noncontrolling interests, net	(169)	(493)								(169)
Other	76	(43)				(4)				80
Net income (loss)	6,351	1,514					6,203			148
Ending Balance at Dec. 31, 2012	$ 49,796	$ 16,998	$ 25	$ 6	$ 0	$ 40,547	$ 16,280	$ (7,517)	$ 15	$ 440

Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Business and Basis of Presentation [Abstract]
Business and Basis of Presentation

Note 1: Business and Basis of Presentation

We are a Pennsylvania corporation and were incorporated in December 2001. Through our predecessors, we have developed, managed and operated cable systems since 1963, and in 2011, we closed the NBCUniversal transaction in which we acquired control of the businesses of NBC Universal, Inc. (now named NBCUniversal Media, LLC (“NBCUniversal”)).

We present our operations as the following five reportable business segments: Cable Communications, Cable Networks, Broadcast Television, Filmed Entertainment and Theme Parks. See Note 19 for additional information on our reportable business segments.

Our Cable Communications segment is primarily involved in the management and operation of cable systems serving residential and business customers in the United States. As of December 31, 2012, we served 22.0 million video customers, 19.4 million high-speed Internet customers and 10.0 million voice customers.

Our Cable Networks segment consists primarily of our national cable entertainment networks (USA Network, Syfy, E!, Bravo, Oxygen, Style, G4, Chiller, Cloo and Universal HD); our national cable news and information networks (CNBC, MSNBC and CNBC World); our national cable sports networks (Golf Channel and NBC Sports Network); our regional sports and news networks; our international cable networks (including CNBC Europe, CNBC Asia and our Universal Networks International portfolio of networks); our cable television production studio; and our related digital media properties, which are primarily brand-aligned and other websites.

Our Broadcast Television segment consists primarily of the NBC and Telemundo broadcast networks, our NBC and Telemundo owned local television stations, our broadcast television production operations, and our related digital media properties, which are primarily brand-aligned websites.

Our Filmed Entertainment segment produces, acquires, markets and distributes filmed entertainment worldwide. Our films are produced primarily under the Universal Pictures, Focus Features and Illumination names. We also develop, produce and license live stage plays.

Our Theme Parks segment consists primarily of our Universal theme parks in Orlando and Hollywood. We also receive fees from third parties that own and operate Universal Studios Japan and Universal Studios Singapore for intellectual property licenses and other services.

Our other business interests primarily include Comcast-Spectacor, which owns the Philadelphia Flyers and the Wells Fargo Center arena in Philadelphia and operates arena management-related businesses.

Basis of Presentation

The accompanying consolidated financial statements include all entities in which we have a controlling voting interest (“subsidiaries”) and variable interest entities (“VIEs”) required to be consolidated in accordance with generally accepted accounting principles in the United States (“GAAP”).

We translate assets and liabilities of our foreign subsidiaries where the functional currency is the local currency, primarily the euro and the British pound, into U.S. dollars at the exchange rate in effect at the balance sheet date. The related translation adjustments are recorded as a component of accumulated other comprehensive income (loss). We translate revenue and expenses using average monthly exchange rates, and the related foreign currency transaction gains and losses are included in our consolidated statement of income.

Reclassifications

Reclassifications have been made to the prior year's consolidated financial statements to conform to classifications used in the current year. In addition, costs and expenses for 2011 and 2010 in our consolidated statement of income have been adjusted to separately present the components of these costs and expenses as programming and production, other operating and administrative, and advertising, marketing and promotion.

Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Accounting Policies

Note 2: Accounting Policies

Our consolidated financial statements are prepared in accordance with GAAP, which requires us to select accounting policies, including in certain cases industry-specific policies, and make estimates that affect the reported amount of assets, liabilities, revenue and expenses, and the related disclosure of contingent assets and contingent liabilities. Actual results could differ from these estimates. We believe the judgments and related estimates for the following items are critical in the preparation of our consolidated financial statements:

  valuation and impairment testing of cable franchise rights (see Note 8)
  film and television costs (see Note 5)
  income taxes (see Note 15)

In addition, the following accounting policies are specific to the industries in which we operate:

  capitalization and amortization of film and television costs (see Note 5)
  customer installation costs in our Cable Communications segment (see Note 7)

Information related to our accounting policies or methods related to investments, property and equipment, goodwill and other intangibles, postretirement, pension and other employee benefits, share-based compensation, and receivables monetization are included in their respective footnotes that follow. Below is a discussion of accounting policies and methods used in our consolidated financial statements that are not presented within other footnotes.

Revenue Recognition

Cable Communications Segment

Our Cable Communications segment generates revenue primarily from subscriptions to our video, high-speed Internet and voice services (“cable services”) and from the sale of advertising. We recognize revenue from cable services as each service is provided. Customers are typically billed in advance on a monthly basis. We manage credit risk by screening applicants through the use of internal customer information, identification verification tools and credit bureau data. If a customer's account is delinquent, various measures are used to collect outstanding amounts, including termination of the customer's cable services. Since installation revenue obtained from the connection of customers to our cable systems is less than related direct selling costs, we recognize revenue as connections are completed.

As part of our distribution agreements with cable networks, we generally receive an allocation of scheduled advertising time that we may sell to local, regional and national advertisers. We recognize advertising revenue when the advertising is aired and based on the broadcast calendar. In most cases, the available advertising time is sold by our sales force. In some cases, we work with representation firms as an extension of our sales force to sell a portion of the advertising time allocated to us. We also coordinate the advertising sales efforts of other multichannel video providers in some markets. Since we are acting as the principal in these arrangements, we report the advertising that is sold as revenue and the fees paid to representation firms and multichannel video providers as other operating and administrative expenses.

Revenue earned from other sources is recognized when services are provided or events occur. Under the terms of our cable franchise agreements, we are generally required to pay to the franchising authority an amount based on our gross video revenue. We normally pass these fees through to our cable customers and classify the fees as a component of revenue with the corresponding costs included in other operating and administrative expenses. We present other taxes imposed on a revenue-producing transaction as revenue if we are acting as the principal or as a reduction to other operating and administrative expenses if we are acting as an agent.

Cable Networks and Broadcast Television Segments

Our Cable Networks segment generates revenue primarily from the distribution of our cable network programming to multichannel video providers, the sale of advertising and the licensing of our owned programming. Our Broadcast Television segment generates revenue primarily from the sale of advertising and the licensing of our owned programming. We recognize revenue from distributors as programming is provided, generally under multiyear distribution agreements. From time to time, the distribution agreements expire while programming continues to be provided to the distributor based on interim arrangements while the parties negotiate new contract terms. Revenue recognition is generally limited to current payments being made by the distributor, typically under the prior contract terms, until a new contract is negotiated, sometimes with effective dates that affect prior periods. Differences between actual amounts determined upon resolution of negotiations and amounts recorded during these interim arrangements are recorded in the period of resolution.

Advertising revenue for our Cable Networks and Broadcast Television segments is recognized in the period in which commercials are aired or viewed. In some instances, we guarantee viewer ratings for the commercials. To the extent there is a shortfall in the ratings that were guaranteed, a portion of the revenue is deferred until the shortfall is settled, primarily by providing additional advertising time. We record revenue from the licensing of our owned programming when the content is available for use by the licensee, and when certain other conditions are met. When license fees include advertising time, we recognize the advertising time component of revenue when the advertisements are aired.

Filmed Entertainment Segment

Our Filmed Entertainment segment generates revenue primarily from the worldwide distribution of our owned and acquired films for exhibition in movie theaters, the licensing of our owned and acquired films to cable, broadcast and premium networks and digital distributors, and the sale of our owned and acquired films on both DVD and Blu-ray discs (together, “DVDs”) and through digital distributors. We also generate revenue from producing and licensing live stage plays and distributing filmed entertainment produced by third parties. We recognize <>revenue from the distribution of films to movie theaters when the films are exhibited. We record revenue from the licensing of a film when the film is available for use by the licensee, and when certain other conditions are met. We recognize revenue from DVD sales, net of estimated returns and customer incentives, on the date that DVDs are delivered to and made available for sale by retailers.

Theme Parks Segment

Our Theme Parks segment generates revenue primarily from theme park attendance and per capita spending at our Universal theme parks in Orlando and Hollywood, as well as from licensing and other fees. We recognize <>revenue from advance theme park ticket sales when the tickets are used. For annual passes, we recognize revenue on a straight-line basis over the annual period following the initial redemption date.

Cable Communications Programming Expenses

Cable Communications programming expenses are the fees we pay to license the programming we distribute to our video customers. Programming is acquired for distribution to our video customers, generally under multiyear distribution agreements, with rates typically based on the number of customers that receive the programming, adjusted for channel positioning and the extent of distribution. From time to time these contracts expire and programming continues to be provided under interim arrangements while the parties negotiate new contractual terms, sometimes with effective dates that affect prior periods. While payments are typically made under the prior contract's terms, the amount of our programming expenses recorded during these interim arrangements is based on our estimates of the ultimate contractual terms expected to be negotiated. Differences between actual amounts determined upon resolution of negotiations and amounts recorded during these interim arrangements are recorded in the period of resolution.

When our Cable Communications segment receives incentives from cable networks for the licensing of their programming, we defer a portion of these incentives, which are included in other current and noncurrent liabilities, and recognize them over the term of the contract as a reduction to programming and production expenses.

Advertising Expenses

Advertising costs are expensed as incurred.

Cash Equivalents

The carrying amounts of our cash equivalents approximate their fair value. Our cash equivalents consist primarily of money market funds and U.S. government obligations, as well as commercial paper and certificates of deposit with maturities of less than three months when purchased.

Derivative Financial Instruments

We use derivative financial instruments to manage our exposure to the risks associated with fluctuations in interest rates, foreign exchange rates and equity prices. Our objective is to manage the financial and operational exposure arising from these risks by offsetting gains and losses on the underlying exposures with gains and losses on the derivatives used to economically hedge them.

Our derivative financial instruments are recorded on our consolidated balance sheet at fair value. See Note 6 for additional information on the derivative component of our prepaid forward sale agreements. The impact of our other derivative financial instruments on our consolidated financial statements was not material during the years ended December 31, 2012, 2011 and 2010.

Asset Retirement Obligations

Certain of our cable franchise agreements and lease agreements contain provisions requiring us to restore facilities or remove property in the event that the franchise or lease agreement is not renewed. We expect to continually renew our cable franchise agreements and therefore cannot reasonably estimate any liabilities associated with such agreements. A remote possibility exists that franchise agreements could be terminated unexpectedly, which could result in us incurring significant expense in complying with restoration or removal provisions. The disposal obligations related to our properties are not material to our consolidated financial statements. We do not have any significant liabilities related to asset retirements recorded in our consolidated financial statements.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings Per Share

Note 3: Earnings Per Share

Computation of Diluted EPS
	2012			2011			2010
Year ended December 31 (in millions, except per share data)	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount
Basic EPS attributable to Comcast Corporation shareholders	$6,203	2,678	$2.32	$4,160	2,746	$1.51	$3,635	2,808	$1.29
Effect of dilutive securities:
Assumed exercise or issuance of shares relating to stock plans		39			32			12
Diluted EPS attributable to Comcast Corporation shareholders	$6,203	2,717	$2.28	$4,160	2,778	$1.50	$3,635	2,820	$1.29

Our potentially dilutive securities include potential common shares related to our stock options and our restricted share units (“RSUs”). Diluted earnings per common share attributable to Comcast Corporation shareholders (“diluted EPS”) considers the impact of potentially dilutive securities using the treasury stock method. Diluted EPS excludes the impact of potential common shares related to our stock options in periods in which the option exercise price is greater than the average market price of our Class A common stock or our Class A Special common stock, as applicable.

Diluted EPS for 2012, 2011 and 2010 excludes 1 million, 45 million and 168 million, respectively, of potential common shares related to our share-based compensation plans, because the inclusion of the potential common shares would have had an antidilutive effect.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions and Other Significant Events [Abstract]
Acquisitions

Note 4: Acquisitions

NBCUniversal Transaction

On January 28, 2011, we closed our transaction with GE to form a new company named NBCUniversal, LLC (“NBCUniversal Holdings”). We now control and own 51% of NBCUniversal Holdings, and GE owns the remaining 49%. As part of the NBCUniversal transaction, GE contributed the businesses of NBCUniversal, which is a wholly owned subsidiary of NBCUniversal Holdings. We contributed our national cable networks, our regional sports and news networks, certain of our Internet businesses and other related assets (the “Comcast Content Business”). In addition to contributing the Comcast Content Business, we also made a cash payment to GE of $6.2 billion, which included transaction-related costs. We have received and expect to continue to receive tax benefits related to the transaction and have agreed to share with GE certain of these future tax benefits as they are realized.

Under the terms of the operating agreement of NBCUniversal Holdings, during the six month period beginning on July 28, 2014, GE has the right to cause NBCUniversal Holdings to redeem, in cash, half of GE's noncontrolling common equity interest in NBCUniversal Holdings, and we would have the immediate right to purchase the remainder of GE's noncontrolling common equity interest. If, however, we elect not to exercise this right, during the six month period beginning January 28, 2018, GE has the right to cause NBCUniversal Holdings to redeem GE's remaining noncontrolling common equity interest, if any. If GE does not exercise its first redemption right, we have the right, during the six month period beginning January 28, 2016, to purchase half of GE's noncontrolling common equity interest in NBCUniversal Holdings, and during the six month period beginning January 28, 2019, we have the right to purchase GE's remaining noncontrolling common equity interest, if any, in NBCUniversal Holdings. The purchase price to be paid in connection with any purchase or redemption described in this paragraph will be equal to the ownership percentage being purchased multiplied by an amount equal to 120% of the fully distributed public market trading value of NBCUniversal Holdings (determined pursuant to an appraisal process if NBCUniversal Holdings is not then publicly traded), less 50% of an amount (not less than zero) equal to the excess of 120% of the fully distributed public market trading value over $28.4 billion. Subject to various limitations, we are committed to fund up to $2.875 billion in cash or our common stock for each of the two redemptions (up to an aggregate of $5.75 billion) to the extent that NBCUniversal Holdings cannot fund the redemptions, with amounts not used in the first redemption to be available for the second redemption.

Until July 28, 2014, GE may not directly or indirectly transfer its noncontrolling common equity interest in NBCUniversal Holdings. Thereafter, GE may transfer its noncontrolling common equity interest to a third party, subject to our right of first offer. The right of first offer would permit us to purchase all, but not less than all, of the noncontrolling common equity interests proposed to be transferred. If GE makes a registration request in accordance with certain registration rights that are granted to it under the agreement, we will have the right to purchase, for cash at the market value (determined pursuant to an appraisal process if NBCUniversal Holdings is not then publicly traded), all of GE's noncontrolling common equity interest in NBCUniversal Holdings that GE is seeking to register.

For so long as GE continues to own at least 20% of NBCUniversal Holdings, GE will have veto rights with respect to certain matters, which include (i) certain issuances or repurchases of equity, (ii) certain distributions to equity holders, (iii) certain debt incurrences and (iv) certain loans to or guarantees for other persons made outside of the ordinary course of business.

On February 12, 2013, we entered into an agreement to acquire GE's 49% noncontrolling common equity interest in NBCUniversal Holdings. See Note 21 to our consolidated financial statements for additional information.

Allocation of Purchase Price

We applied acquisition accounting to the NBCUniversal contributed businesses and their results of operations are included in our consolidated results of operations following the acquisition date. The net assets of the NBCUniversal contributed businesses were recorded at their estimated fair value primarily using Level 3 inputs (see Note 10 for an explanation of Level 3 inputs). In valuing acquired assets and liabilities, fair value estimates are based on, but are not limited to, future expected cash flows, market rate assumptions for contractual obligations, actuarial assumptions for benefit plans and appropriate discount rates. The Comcast Content Business continues at its historical or carry-over basis. GE's noncontrolling common equity interest in NBCUniversal Holdings is recorded as a redeemable noncontrolling interest in our consolidated financial statements due to the redemption provisions outlined above. GE's redeemable noncontrolling interest has been recorded at fair value for the portion attributable to the net assets we acquired, and at our historical cost for the portion attributable to the Comcast Content Business.

The tables below present the fair value of the consideration transferred and the allocation of purchase price to the assets and liabilities of the NBCUniversal businesses acquired as a result of the NBCUniversal transaction.

Consideration Transferred
(in millions)
Cash	$6,120
Fair value of 49% of the Comcast Content Business	4,308
Fair value of contingent consideration	590
Fair value of redeemable noncontrolling interest associated with net assets acquired	13,071
Total	$24,089

Allocation of Purchase Price
(in millions)
Film and television costs	$5,049
Investments	4,339
Property and equipment	2,322
Intangible assets	14,585
Working capital	(1,734)
Long-term debt	(9,115)
Deferred income tax liabilities	(35)
Other noncurrent assets and liabilities	(2,005)
Noncontrolling interests acquired	(262)
Fair value of identifiable net assets acquired	13,144
Goodwill	10,945
Total	$24,089

Income Taxes

We are responsible for the tax matters of both NBCUniversal Holdings and NBCUniversal, including the filing of returns and the administering of any proceedings with taxing authorities. See Note 15 for additional information on the partnership structure of NBCUniversal Holdings and NBCUniversal. GE has indemnified us and NBCUniversal Holdings for any income tax liability attributable to the NBCUniversal contributed businesses for periods prior to the acquisition date. We have also indemnified GE and NBCUniversal Holdings for any income tax liability attributable to the Comcast Content Business for periods prior to the acquisition date.

NBCUniversal recognized net deferred income tax liabilities of $35 million in the allocation of purchase price, which related primarily to acquired intangible assets in state and foreign jurisdictions. In addition, Comcast recognized $576 million of deferred tax liabilities in connection with the NBCUniversal transaction. Because we maintained control of the Comcast Content Business, the excess of fair value received over historical book value and the related tax impact were recorded to additional paid-in capital.

We agreed to share with GE certain tax benefits as they are realized that relate to the form and structure of the transaction. These payments to GE are contingent on us realizing tax benefits in the future and are accounted for as contingent consideration. See Note 10 for additional information on the fair value of this contingent consideration as of December 31, 2012.

Goodwill

Goodwill is calculated as the excess of the consideration transferred over the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce, noncontractual relationships, and agreements between us and NBCUniversal. Due to the partnership structure of NBCUniversal Holdings, goodwill related to the NBCUniversal transaction is not deductible for tax purposes.

Transaction-Related Expenses

We incurred the following expenses in 2011 and 2010 that resulted either directly from the NBCUniversal transaction or from shared costs associated with NBCUniversal's debt issuances prior to the close of the NBCUniversal transaction.

Year ended December 31 (in millions)	2011	2010
Other operating and administrative expenses	$155	$80
Other expense	16	129
Interest expense	-	7
Total	$171	$216

Universal Orlando Transaction

On July 1, 2011, NBCUniversal acquired the remaining 50% equity interest in Universal Orlando that it did not already own for $1 billion. Following the close of the transaction, Universal Orlando is a wholly owned consolidated subsidiary of NBCUniversal, and its operations are reported in our Theme Parks segment.

Allocation of Purchase Price

We applied acquisition accounting to the businesses of Universal Orlando, and its results of operations are included in our consolidated results of operations following the acquisition date.

The carrying value of our investment in Universal Orlando on July 1, 2011 was $1 billion, which approximated its fair value and, therefore, no gain or loss was recognized as a result of the acquisition.

The table below presents the fair value of the consideration transferred and the allocation of purchase price to the assets and liabilities of Universal Orlando.

Consideration Transferred
(in millions)
Cash	$1,019
Fair value of 50% equity method investment in Universal Orlando	1,039
Total	$2,058

Allocation of Purchase Price
(in millions)
Property and equipment	$2,422
Intangible assets	591
Working capital	241
Long-term debt	(1,503)
Deferred revenue	(90)
Other noncurrent assets and liabilities	(580)
Noncontrolling interests acquired	(5)
Fair value of identifiable net assets acquired	1,076
Goodwill	982
Total	$2,058

Due to the partnership structure of NBCUniversal Holdings, goodwill related to the Universal Orlando transaction is not deductible for tax purposes.

Unaudited Actual and Pro Forma Information

Our consolidated revenue and net income (loss) attributable to Comcast Corporation for the year ended December 31, 2011 included $14.5 billion and $493 million, respectively, from the NBCUniversal contributed businesses.

Our consolidated revenue and net income (loss) attributable to Comcast Corporation for the year ended December 31, 2011 included $712 million and $42 million, respectively, from the acquisition of the remaining 50% equity interest in Universal Orlando.

The following unaudited pro forma information has been presented as if both the NBCUniversal transaction and the Universal Orlando transaction occurred on January 1, 2010. This information is based on historical results of operations, adjusted for the allocation of purchase price and other acquisition accounting adjustments, and is not necessarily indicative of what our results would have been had we operated the businesses since January 1, 2010. No pro forma adjustments have been made for our incremental transaction-related expenses.

Year ended December 31 (in millions, except per share amounts)	2011	2010
Revenue	$57,661	$55,054
Net income	$5,169	$4,584
Net income attributable to Comcast Corporation	$4,149	$3,844
Basic earnings per common share attributable to Comcast Corporation shareholders	$1.51	$1.37
Diluted earnings per common share attributable to Comcast Corporation shareholders	$1.49	$1.36

Film and Television Costs	12 Months Ended
Dec. 31, 2012
Film And Television Costs [Abstract]
Film and Television Costs

Note 5: Film and Television Costs

December 31 (in millions)	2012	2011
Film Costs:
Released, less amortization	$1,472	$1,428
Completed, not released	99	148
In production and in development	1,048	1,374
	2,619	2,950
Television Costs:
Released, less amortization	1,124	1,002
In production and in development	334	201
	1,458	1,203
Programming rights, less amortization	1,886	2,061
	5,963	6,214
Less: Current portion of programming rights	909	987
Film and television costs	$5,054	$5,227

Based on our estimates of the ratio of the current period's actual revenue to the estimated total remaining gross revenue from all sources (“ultimate revenue”), as of December 31, 2012, approximately $1.1 billion of film and television costs associated with our original film and television productions that have been released, or completed and not yet released, are expected to be amortized during 2013. Approximately 87% of unamortized film and television costs for our released productions, excluding amounts allocated to acquired libraries, are expected to be amortized through 2015.

As of December 31, 2012, acquired film and television libraries, which are included within the “released, less amortization” captions in the table above, had remaining unamortized costs of $867 million. These costs are generally amortized over a period not to exceed 20 years, and approximately 47% of these costs are expected to be amortized through 2015.

Capitalization of Film and Television Costs

We capitalize film and television production costs, including direct costs, production overhead, print costs, development costs and interest. We amortize capitalized film and television production costs, including acquired libraries, and accrue costs associated with participation and residual payments to programming and production expense. We generally record the amortization and the accrued costs using the film forecast computation method, which amortizes such costs in the same ratio as the associated ultimate revenue. Estimates of total revenue and total costs are based on anticipated release patterns, public acceptance and historical results for similar productions. Unamortized film and television costs, including acquired film and television libraries, are stated at the lower of unamortized cost or fair value. We do not capitalize costs related to the distribution of a film to movie theaters or the licensing or sale of a film or television production, which are primarily costs associated with the marketing and distribution of film and television programming.

In determining the estimated lives and method of amortization of acquired film and television libraries, we generally use the method and the life that most closely follow the undiscounted cash flows over the estimated life of the asset.

Upon the occurrence of an event or change in circumstance that was known or knowable as of the balance sheet date and that indicates the fair value of a film is less than its unamortized costs, we determine the fair value of the film and record an impairment charge for the amount by which the unamortized capitalized costs exceed the film's fair value.

We enter into arrangements with third parties to jointly finance and distribute certain of our film productions. These arrangements, which are referred to as cofinancing arrangements, can take various forms. In most cases, the arrangement involves the grant of an economic interest in a film to a third-party investor. The number of investors and the terms of these arrangements can also vary, although in most cases an investor assumes full risk for the portion of the film acquired in these arrangements. We account for the proceeds received from a third-party investor under these arrangements as a reduction to our capitalized film costs. In these arrangements, the investor owns an undivided copyright interest in the film and, therefore, in each period we record either a charge or benefit to programming and production expense to reflect the estimate of the third-party investor's interest in the profit or loss of the film. The estimate of the third-party investor's interest in the profit or loss of a film is determined using the ratio of actual revenue earned to date to the ultimate revenue expected to be recognized over the film's useful life.

We capitalize the costs of programming content that we license but do not own, including rights to multiyear live-event sports programming, at the earlier of when payments are made for the programming or when the license period begins and the content is available for use. We amortize capitalized programming costs as the associated programs are broadcast. We amortize multiyear, live-event sports programming rights using the ratio of the current period's actual revenue to the estimated total remaining revenue or over the contract term.

Acquired programming costs are recorded at the lower of unamortized cost or net realizable value on a program by program, package, channel or daypart basis. A daypart is an aggregation of programs broadcast during a particular time of day or programs of a similar type. Acquired programming used in our Cable Networks segment is primarily tested on a channel basis for impairment, whereas acquired programming used in our Broadcast Television segment is tested on a daypart basis. If we determine that the estimates of future cash flows are insufficient or if there is no plan to broadcast certain programming, we recognize an impairment charge to programming and production expense.

Investments	12 Months Ended
Dec. 31, 2012
Investments
Investments

Note 6: Investments

December 31 (in millions)	2012	2011
Fair Value Method	$4,493	$3,028
Equity Method:
A&E Television Networks	-	2,021
SpectrumCo	10	1,417
The Weather Channel	471	463
MSNBC.com	-	174
Clearwire LLC	-	69
Other	683	736
	1,164	4,880
Cost Method:
AirTouch	1,538	1,523
Other	594	477
	2,132	2,000
Total investments	7,789	9,908
Less: Current investments	1,464	54
Noncurrent investments	$6,325	$9,854

Investment Income (Loss), Net
Year ended December 31 (in millions)	2012	2011	2010
Gains on sales and exchanges of investments, net	$30	$41	$13
Investment impairment losses	(24)	(5)	(24)
Unrealized gains (losses) on securities underlying prepaid forward sale agreements	1,159	192	874
Mark to market adjustments on derivative component of prepaid forward sale
agreements and indexed debt instruments	(1,071)	(119)	(665)
Interest and dividend income	119	110	94
Other, net	6	(60)	(4)
Investment income (loss), net	$219	$159	$288

Fair Value Method

We classify publicly traded investments that are not accounted for under the equity method as available-for-sale (“AFS”) or trading securities and record them at fair value. For AFS securities, we record unrealized gains or losses resulting from changes in fair value between measurement dates as a component of other comprehensive income (loss), except when we consider declines in value to be other than temporary. For trading securities, we record unrealized gains or losses resulting from changes in fair value between measurement dates as a component of investment income (loss), net. We recognize realized gains and losses associated with our fair value method investments using the specific identification method. We classify the cash flows related to purchases of and proceeds from the sale of trading securities based on the nature of the securities and the purpose for which they were acquired. Investments in privately held companies are generally stated at cost.

As of December 31, 2012, substantially all of our total fair value method investments were equity securities which were held as collateral related to our obligations under prepaid forward sale agreements.

Prepaid Forward Sale Agreements
December 31 (in millions)	2012	2011
Assets:
Fair value equity securities held	$4,143	$2,984

Liabilities:
Obligations under prepaid forward sale agreements	$1,248	$1,177
Derivative component of prepaid forward sale agreements	2,302	1,228
Total liabilities	$3,550	$2,405

The obligations related to these investments terminate between 2013 and 2015. At termination, the counterparties are entitled to receive some or all of the equity securities, or an equivalent amount of cash at our option, based on the market value of the equity securities at that time. As of December 31, 2012 and 2011, our prepaid forward sale obligations had an estimated fair value of $3.6 billion and $2.5 billion, respectively.

The derivative component of the prepaid forward sale agreements are equity derivative financial instruments embedded in the related contracts, which we use to manage our exposure to and benefits from price fluctuations in the common stock of the related investments. For these derivative financial instruments we separate the derivative component from the host contract and changes in its value are recorded each period to investment income (loss), net.

Clearwire LLC

In September 2012, we exchanged our ownership units in Clearwire Communications LLC (“Clearwire LLC”) and our voting Class B stock of Clearwire Corporation (“Clearwire”) for 89 million Class A shares of Clearwire. Following this exchange, we now account for our investment in Clearwire as an available-for-sale security under the fair value method. As of December 31, 2012, the fair value of our investment in Clearwire was $256 million.

Equity Method

We use the equity method to account for investments in which we have the ability to exercise significant influence over the investee's operating and financial policies. Equity method investments are recorded at cost and are adjusted to recognize (i) our proportionate share of the investee's net income or losses after the date of investment, (ii) amortization of the recorded investment that exceeds our share of the book value of the investee's net assets, (iii) additional contributions made and dividends received and (iv) impairments resulting from other-than-temporary declines in fair value. For some investments, we record our share of the investee's net income or loss one quarter in arrears due to the timing of our receipt of such information. Gains or losses on the sale of equity method investments are recorded to other income (expense), net. If an equity method investee were to issue additional securities that would change our proportionate share of the entity, we would recognize the change, if any, as a gain or loss in our consolidated statement of income.

A&E Television Networks

In August 2012, NBCUniversal closed its redemption agreement with A&E Television Networks LLC (“A&E Television Networks”) whereby A&E Television Networks redeemed NBCUniversal's 15.8% equity interest in A&E Television Networks for $3 billion in cash. NBCUniversal recognized a pretax gain of $1 billion, which is included in other income (expense), net in our consolidated statement of income in 2012. In 2012, we recorded net income attributable to noncontrolling interests of $495 million and consolidated income tax expense of $196 million related to this transaction.

SpectrumCo

SpectrumCo, LLC (“SpectrumCo”) is a joint venture in which we, along with Time Warner Cable and Bright House Networks, are partners. We account for this joint venture as an equity method investment based on its governance structure, notwithstanding our majority interest. SpectrumCo was the successful bidder for 137 advanced wireless services (“AWS”) spectrum licenses for $2.4 billion in the FCC's AWS spectrum auction that concluded in September 2006. Our portion of the total cost to purchase the licenses was $1.3 billion.

In August 2012, SpectrumCo closed its agreement to sell its AWS spectrum licenses to Verizon Wireless for $3.6 billion. Our portion of SpectrumCo's gain on sale of its AWS spectrum licenses was $876 million, which is included in equity in net income (losses) of investees, net in our consolidated statement of income in 2012. Following the close of the transaction, SpectrumCo distributed to us $2.3 billion, which represents our portion of the sale proceeds. These proceeds are reflected as a return of capital from investees in our consolidated statement of cash flows.

MSNBC.com

In July 2012, NBCUniversal acquired the remaining 50% equity interest in MSNBC Interactive News, LLC and other related entities (“MSNBC.com”) that it did not already own. The total purchase price was $195 million, which was net of $100 million of cash and cash equivalents held at MSNBC.com that were acquired in the transaction, which were not previously attributable to NBCUniversal. Following the close of the transaction, MSNBC.com is a wholly owned consolidated subsidiary of NBCUniversal.

Cost Method

We use the cost method to account for investments not accounted for under the fair value method and in which we do not have the ability to exercise significant influence over the investee's operating and financial policies.

AirTouch Communications, Inc.

We hold two series of preferred stock of AirTouch Communications, Inc. (“AirTouch”), a subsidiary of Vodafone, which are redeemable in April 2020. As of both December 31, 2012 and 2011, the estimated fair value of the AirTouch preferred stock was $1.8 billion.

The dividend and redemption activity of the AirTouch preferred stock determines the dividend and redemption payments associated with substantially all of the preferred shares issued by one of our consolidated subsidiaries, which is a VIE. The subsidiary has three series of preferred stock outstanding with an aggregate redemption value of $1.75 billion. Substantially all of the preferred shares are redeemable in April 2020 at a redemption value of $1.65 billion. As of both December 31, 2012 and 2011, the two redeemable series of subsidiary preferred shares were recorded at $1.5 billion, and those amounts are included in other noncurrent liabilities. As of both December 31, 2012 and 2011, these redeemable subsidiary preferred shares had an estimated fair value of $1.8 billion. The estimated fair values are primarily based on Level 2 inputs using pricing models whose inputs are derived from or corroborated by observable market data through correlation or other means for substantially the full term of the financial instrument. The one nonredeemable series of subsidiary preferred shares was recorded at $100 million as of both December 31, 2012 and 2011, and those amounts are included in noncontrolling interests in our consolidated balance sheet. The carrying amounts of the nonredeemable subsidiary preferred shares approximate their fair value.

Impairment Testing of Investments

We review our investment portfolio each reporting period to determine whether there are identified events or circumstances that would indicate there is a decline in the fair value that would be considered other than temporary. For our nonpublic investments, if there are no identified events or circumstances that would have a significant adverse effect on the fair value of the investment, then the fair value is not estimated. If an investment is deemed to have experienced an other-than-temporary decline below its cost basis, we reduce the carrying amount of the investment to its quoted or estimated fair value, as applicable, and establish a new cost basis for the investment. For our AFS and cost method investments, we record the impairment to investment income (loss), net. For our equity method investments, we record the impairment to other income (expense), net.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment

Note 7: Property and Equipment

December 31 (in millions)	Weighted-Average Original Useful Life as of December 31, 2012	2012	2011
Cable distribution system	11 years	$29,528	$28,781
Customer premises equipment	6 years	24,763	23,552
Other equipment	5 years	5,909	5,685
Buildings and leasehold improvements	14 years	5,468	5,094
Land	-	989	975
Property and equipment, at cost		66,657	64,087
Less: Accumulated depreciation		39,425	36,528
Property and equipment, net		$27,232	$27,559

Property and equipment are stated at cost. We capitalize improvements that extend asset lives and expense repairs and maintenance costs as incurred. For assets that are sold or retired, we remove the applicable cost and accumulated depreciation and, unless the gain or loss on disposition is presented separately, we recognize it as a component of depreciation expense.

We capitalize the costs associated with the construction of and improvements to our cable transmission and distribution facilities, costs associated with acquiring and deploying new customer premise equipment, and costs associated with installation of our services in accordance with accounting guidance related to cable television companies. Costs capitalized include all direct labor and materials, as well as various indirect costs. All costs incurred in connection with subsequent disconnects and reconnects are expensed as they are incurred. We record depreciation using the straight-line method over the asset's estimated useful life.

We evaluate the recoverability of our property and equipment whenever events or substantive changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is based on the cash flows generated by the underlying asset groups, including estimated future operating results, trends or other determinants of fair value. If the total of the expected future undiscounted cash flows were less than the carrying amount of the asset group, we would recognize an impairment charge to the extent the carrying amount of the asset group exceeded its estimated fair value. Unless presented separately, the impairment charge is included as a component of depreciation expense.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets [Abstract]
Goodwill and Intangible Assets

Note 8: Goodwill and Intangible Assets

Goodwill
		NBCUniversal
(in millions)	Cable Communications	Cable Networks	Broadcast Television	Filmed Entertainment	Theme Parks	Corporate and Other	Total
Balance, December 31, 2010	$12,207	$2,564	$-	$-	$-	$187	$14,958
Acquisitions:
NBCUniversal	-	10,180	765	-	-	-	10,945
Universal Orlando	-	-	-	-	1,140	-	1,140
Other	-	-	7	1	-	-	8
Dispositions	-	-	-	-	-	(174)	(174)
Adjustments	1	-	-	-	-	(4)	(3)
Balance, December 31, 2011	12,208	12,744	772	1	1,140	9	26,874
Acquisitions:
MSNBC.com	-	227	-	-	-	-	227
Other	-	79	-	-	-	-	79
Dispositions	(1)	-	-	-	-	-	(1)
Adjustments	(1)	(24)	(11)	-	(158)	-	(194)
Balance, December 31, 2012	$12,206	$13,026	$761	$1	$982	$9	$26,985

We assess the recoverability of our goodwill annually, or more frequently whenever events or substantive changes in circumstances indicate that an asset might be impaired. We test goodwill for impairment at the reporting unit level. To determine our reporting units, we evaluate the components one level below the segment level and we aggregate the components if they have similar economic characteristics. As a result of this assessment, our reporting units are the same as our five reportable segments. We evaluate the determination of our reporting units used to test for impairment periodically or whenever events or changes in circumstances occur. The assessment of recoverability may first consider qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A quantitative assessment is performed if the qualitative assessment results in a more likely than not determination or if a qualitative assessment is not performed. The quantitative assessment considers if the carrying amount of a reporting unit exceeds its fair value, in which case an impairment charge is recorded to the extent the carrying amount of the reporting unit's goodwill exceeds its implied fair value. Unless presented separately, the impairment charge is included as a component of amortization expense.

Intangible Assets
		2012			2011
December 31 (in millions)	Weighted-Average Original Useful Life as of December 31, 2012	Gross Carrying Amount		Accumulated Amortization	Gross Carrying Amount		Accumulated Amortization
Indefinite-Lived Intangible Assets:
Franchise rights	N/A	$59,364	$		$59,376	$
Trade names	N/A	3,080			3,006
FCC licenses	N/A	636			636
Finite-Lived Intangible Assets:
Customer relationships	18 years	14,970		(3,971)	15,079		(3,387)
Cable franchise renewal costs and contractual operating rights	10 years	1,257		(676)	1,152		(581)
Software	5 years	3,795		(2,123)	3,234		(1,839)
Patents and other technology rights	9 years	350		(283)	344		(256)
Other agreements and rights	14 years	1,414		(609)	1,379		(602)
Total		$84,866		$(7,662)	$84,206		$(6,665)

Indefinite-Lived Intangible Assets

Indefinite-lived intangible assets consist of our cable franchise rights, as well as trade names and FCC licenses. Our cable franchise rights represent the value we attributed to agreements with state and local authorities that allow access to homes and businesses in cable service areas acquired in business combinations. We do not amortize our franchise rights because we have determined that they meet the definition of indefinite-lived intangible assets since there are no legal, regulatory, contractual, competitive, economic or other factors which limit the period over which these rights will contribute to our cash flows. We reassess this determination periodically or whenever events or substantive changes in circumstances occur. Costs we incur in negotiating and renewing cable franchise agreements are included in other intangible assets and are generally amortized on a straight-line basis over the term of the franchise agreement.

We assess the recoverability of our franchise rights and other indefinite-lived intangible assets annually, or more frequently whenever events or substantive changes in circumstances indicate that the assets might be impaired. The assessment of recoverability may first consider qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. A quantitative assessment is performed if the qualitative assessment results in a more likely than not determination or if a qualitative assessment is not performed. When performing a quantitative assessment, we estimate the fair value of our cable franchise rights and other indefinite-lived intangible assets primarily based on a discounted cash flow analysis. In analyzing the fair values indicated under the discounted cash flow models, we also consider multiples of operating income before depreciation and amortization generated by the underlying assets, current market transactions, and profitability information. If the value of our cable franchise rights or other indefinite-lived intangible assets were less than the carrying amount, we would recognize an impairment charge for the difference between the estimated fair value and the carrying value of the assets. We also evaluate the unit of account used to test for impairment of our cable franchise rights and other indefinite-lived intangible assets periodically or whenever events or substantive changes in circumstances occur to ensure impairment testing is performed at an appropriate level. The Cable Communications divisions represent the unit of account we use to test for impairment for our cable franchise rights. Unless presented separately, the impairment charge is included as a component of amortization expense.

Finite-Lived Intangible Assets

Estimated Amortization Expense of Finite-Lived Intangibles
(in millions)
2013	$1,463
2014	$1,285
2015	$1,139
2016	$995
2017	$848

Finite-lived intangible assets subject to amortization consist primarily of customer relationships acquired in business combinations, cable franchise renewal costs, contractual operating rights, intellectual property rights and software. Our finite-lived intangible assets are amortized primarily on a straight-line basis over their estimated useful life or the term of the respective agreement.

We capitalize direct development costs associated with internal-use software, including external direct costs of material and services and payroll costs for employees devoting time to these software projects. We also capitalize costs associated with the purchase of software licenses. We include these costs in other intangible assets and amortize them on a straight-line basis over a period not to exceed five years, beginning when the asset is substantially ready for use. We expense maintenance and training costs, as well as costs incurred during the preliminary stage of a project, as they are incurred. We capitalize initial operating system software costs and amortize them over the life of the associated hardware.

We evaluate the recoverability of our intangible assets subject to amortization whenever events or substantive changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is based on the cash flows generated by the underlying asset groups, including estimated future operating results, trends or other determinants of fair value. If the total of the expected future undiscounted cash flows were less than the carrying amount of the asset group, we would recognize an impairment charge to the extent the carrying amount of the asset group exceeds its estimated fair value. Unless presented separately, the impairment charge is included as a component of amortization expense.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt
Long-Term Debt

Note 9: Long-Term Debt

Long-Term Debt Outstanding
December 31 (in millions)	Weighted-Average Interest Rate as of December 31, 2012		2012	2011
Commercial paper	N/A		$-	$550
Senior notes with maturities of 5 years or less	5.858	%(c)	12,991	11,347
Senior notes with maturities between 6 and 10 years	5.379%		10,334	10,689
Senior notes with maturities greater than 10 years(a)	6.007%		16,801	16,115
Other, including capital lease obligations	–		332	608
Total debt	5.60	%(b)	40,458	39,309
Less: Current portion			2,376	1,367
Long-term debt			$38,082	$37,942
(a) For both the December 31, 2012 and 2011 amounts include £625 million of 5.50% notes due 2029 translated at $1 billion, using the exchange rates as of these dates.
(b) Includes the effects of our derivative financial instruments.
(c) The senior notes with maturities of five years or less as of December 31, 2012 were as follows:

(in millions)	Weighted-Average Interest Rate
2013	8.081%	$2,346
2014	3.698%	$1,945
2015	5.882%	$3,363
2016	4.474%	$2,791
2017	6.944%	$2,546

As of December 31, 2012 and 2011, our debt had an estimated fair value of $47.7 billion and $45.1 billion, respectively. The estimated fair value of our publicly traded debt is based on quoted market values for the debt. To estimate the fair value of debt for which there are no quoted market prices, we use interest rates available to us for debt with similar terms and remaining maturities.

Some of our loan agreements require that we maintain certain financial ratios based on our debt and our operating income before depreciation and amortization. We were in compliance with all financial covenants for all periods presented. See Note 22 for additional information on our subsidiary guarantee structures.

2012 Debt Borrowings
Year ended December 31, 2012 (in millions)
Comcast 4.650% senior notes due 2042	$1,250
Comcast 3.125% senior notes due 2022	1,000
NBCUniversal 2.875% senior notes due 2023	1,000
NBCUniversal 4.450% senior notes due 2043	1,000
Comcast 5% senior notes due 2061	288
Other	6
Total	$4,544

In January 2013, we issued $750 million aggregate principal amount of 2.850% senior notes due 2023, $1.7 billion aggregate principal amount of 4.250% senior notes due 2033 and $500 million aggregate principal amount of 4.500% senior notes due 2043.

2012 Debt Repayments and Redemptions
Year ended December 31, 2012 (in millions)
Comcast 7% senior notes due 2055	$1,125
Comcast 6.625% senior notes due 2056	575
Comcast 9.8% senior notes due 2012	553
Universal Orlando 8.875% senior notes due 2015	260
Comcast 10.625% senior subordinated debentures due 2012	202
Universal Orlando 10.875% senior subordinated notes due 2016	146
Other	20
Total	$2,881

Debt Instruments

Commercial Paper Programs

Our commercial paper programs provide a lower cost source of borrowing to fund our short-term working capital requirements and are supported by our revolving credit facilities. As of December 31, 2012, the borrowing capacity available under these programs totaled $2.25 billion for Comcast and $1.5 billion for NBCUniversal.

Revolving Credit Facilities

In June 2012, Comcast and Comcast Cable Communications, LLC entered into a new $6.25 billion revolving credit facility due June 2017 with a syndicate of banks that may be used for general corporate purposes. The new credit facility replaces our prior $6.8 billion credit facility, which was terminated in connection with the execution of the new credit facility. The interest rate on the new facility consists of a base rate plus a borrowing margin that is determined based on Comcast's credit rating. As of December 31, 2012, the borrowing margin for LIBOR-based borrowings was 1.125%. The terms of the new credit facility's financial covenants and guarantees are substantially the same as those under the prior credit facility. As of December 31, 2012, amounts available under the new credit facility, net of amounts outstanding under our commercial paper program and undrawn letters of credit, totaled $5.8 billion.

As of December 31, 2012, NBCUniversal had a $1.5 billion credit facility due June 2016 with a syndicate of banks. The interest rate on this facility consists of a base rate plus a borrowing margin that is determined based on NBCUniversal's credit rating. As of December 31, 2012, the borrowing margin for LIBOR-based borrowings was 1.125%. As of December 31, 2012, amounts available under this credit facility, net of amounts outstanding under our commercial paper program and undrawn letters of credit, totaled $1.4 billion.

Letters of Credit

As of December 31, 2012, we and certain of our subsidiaries had unused irrevocable standby letters of credit totaling $557 million to cover potential fundings under various agreements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 10: Fair Value Measurements

The accounting guidance related to financial assets and financial liabilities (“financial instruments”) establishes a hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). The levels of the hierarchy are described below.

  Level 1: Consists of financial instruments whose values are based on quoted market prices for identical financial instruments in an active market.
  Level 2: Consists of financial instruments that are valued using models or other valuation methodologies. These models use inputs that are observable either directly or indirectly. Level 2 inputs include (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) pricing models whose inputs are observable for substantially the full term of the financial instrument and (iv) pricing models whose inputs are derived principally from or corroborated by observable market data through correlation or other means for substantially the full term of the financial instrument.
  Level 3: Consists of financial instruments whose values are determined using pricing models that use significant inputs that are primarily unobservable, discounted cash flow methodologies or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of financial instruments and their classification within the fair value hierarchy. Financial instruments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. There have been no changes in the classification of any financial instruments within the fair value hierarchy in the periods presented. Our financial instruments that are accounted for at fair value on a recurring basis are presented in the table below.

Recurring Fair Value Measures
	Fair Value as of December 31, 2012				Fair Value as of December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Trading securities	$4,027	$-	$-	$4,027	$2,895	$-	$-	$2,895
Available-for-sale securities	367	76	21	464	90	20	21	131
Interest rate swap agreements	-	210	-	210	-	246	-	246
Cross-currency swap agreements	-	30	-	30	-	-	-	-
Foreign exchange contracts	-	6	-	6	-	10	-	10
Equity warrants	-	-	2	2	-	-	2	2
Total	$4,394	$322	$23	$4,739	$2,985	$276	$23	$3,284
Liabilities
Derivative component of prepaid forward sale agreements and indexed debt instruments	$-	$2,305	$-	$2,305	$-	$1,234	$-	$1,234
Contractual obligations	-	-	1,055	1,055	-	-	1,004	1,004
Contingent consideration	-	-	587	587	-	-	583	583
Foreign exchange contracts	-	14	-	14	-	8	-	8
Cross-currency swap agreements	-	-	-	-	-	69	-	69
Total	$-	$2,319	$1,642	$3,961	$-	$1,311	$1,587	$2,898

Contractual Obligations and Contingent Consideration

The fair values of the contractual obligations and contingent consideration in the table above are primarily based on certain expected future discounted cash flows, the determination of which involves the use of significant unobservable inputs. The most significant unobservable input we use are our estimates of the future revenue we expect to generate from certain NBCUniversal entities, which are related to our contractual obligations, and future net tax benefits that will affect payments to GE, which are related to contingent consideration. The discount rates used in the measurements of fair value were between 6% and 14% and are based on the underlying risk associated with our estimate of future revenue, as well as the terms of the respective contracts, and the uncertainty in the timing of our payments to GE. The fair value adjustments to contractual obligations and contingent consideration are sensitive to the assumptions related to future revenue and tax benefits, respectively, as well as to current interest rates, and therefore, the adjustments are recorded to other income (expense), net in our consolidated statement of income.

Changes in Contractual Obligations and Contingent Consideration
(in millions)	Contractual Obligations	Contingent Consideration
Balance, December 31, 2011	$1,004	$583
Acquisition accounting adjustments	(47)	-
Fair value adjustments	186	137
Payments	(88)	(133)
Balance, December 31, 2012	$1,055	$587

Nonrecurring Fair Value Measures

We have assets and liabilities that are required to be recorded at fair value on a nonrecurring basis when certain circumstances occur. In the case of film or stage play production costs, upon the occurrence of an event or change in circumstance that may indicate that the fair value of a production is less than its unamortized costs, we determine the fair value of the production and record an adjustment for the amount by which the unamortized capitalized costs exceed the production's fair value. The estimate of fair value of a production is determined using Level 3 inputs, primarily an analysis of future expected cash flows. Adjustments to capitalized film and stage play production costs of $161 million and $57 million were recorded in 2012 and 2011, respectively.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests [Abstract]
Noncontrolling Interests

Note 11: Noncontrolling Interests

Certain of the subsidiaries that we consolidate are not wholly owned. Some of the agreements with the minority partners of these subsidiaries contain redemption features whereby interests held by the minority partners are redeemable either (i) at the option of the holder or (ii) upon the occurrence of an event that is not solely within our control. If interests were to be redeemed under these agreements, we would generally be required to purchase the interest at fair value on the date of redemption. These interests are presented on the balance sheet outside of equity under the caption “redeemable noncontrolling interests.” Noncontrolling interests that do not contain such redemption features are presented in equity.

In connection with the NBCUniversal transaction in January 2011, we obtained a portion of our interest in NBCUniversal Holdings in exchange for GE receiving a 49% indirect noncontrolling interest in the Comcast Content Business. The difference between the fair value of the interest we received and the historical carrying value of the noncontrolling interest in the Comcast Content Business resulted in an increase of $1.7 billion, net of taxes, to additional paid-in capital in 2011.

GE's 49% noncontrolling common equity interest in NBCUniversal Holdings is recorded as a redeemable noncontrolling interest in our consolidated financial statements due to the redemption provisions discussed in Note 4. The initial value for the redeemable noncontrolling interest was based on the fair value for the portion attributable to the net assets of the NBCUniversal businesses we acquired and based on our historical cost for the portion attributable to the Comcast Content Business. We adjust GE's redeemable noncontrolling interest for its 49% interest in NBCUniversal Holdings' and NBCUniversal's earnings and changes in other comprehensive income, as well as for other capital transactions attributable to GE. The carrying amount of GE's redeemable noncontrolling interest was in excess of the estimated redemption value as of December 31, 2012.

On February 12, 2013, we entered into an agreement to acquire GE's 49% noncontrolling common equity interest in NBCUniversal Holdings. See Note 21 for additional information.

Changes in Equity
Year ended December 31 (in millions)	2012	2011
Net income attributable to Comcast Corporation	$6,203	$4,160
Transfers from (to) noncontrolling interests:
Increase in Comcast Corporation additional paid-in capital resulting from the
issuance of noncontrolling equity interest	-	1,650
Increase in Comcast Corporation additional paid-in capital resulting from the
purchase of noncontrolling interest	2	-
Changes in equity resulting from net income attributable to Comcast Corporation and
transfers from (to) noncontrolling interests	$6,205	$5,810

Pension Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Postretirement and Pension Plans
Pension Plans and Postretirement Benefits

Note 12: Postretirement, Pension and Other Employee Benefit Plans

The table below provides condensed information on our postretirement and pension benefit plans.

	2012		2011		2010
Year ended December 31 (in millions)	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits
Benefit obligation	$703	$805	$618	$638	$424	$197
Fair value of plan assets(a)	-	403	-	176	-	183
Plan funded status and recorded
benefit obligation	(703)	(402)	(618)	(462)	(424)	(14)
Portion of benefit obligation not yet
recognized in benefit expense	17	151	(17)	137	(18)	51
Benefits expense(b)	60	163	47	117	50	1
Discount rate	4.25%	3.25-4.25%	4.75%	4.75-5.25%	5.50%	5.25%
Expected return on plan assets	N/A	5.00%	N/A	6.50%	N/A	8.00%

(a) The fair value of the plan assets are primarily based on Level 1 inputs using quoted market prices for identical financial instruments in an active market.

(b) The 2012 and 2011 amounts included service costs related to our pension benefits of $139 million and $99 million, respectively. Service cost was not material in 2010.

Postretirement Benefit Plans

The Comcast Postretirement Healthcare Stipend Program (the “stipend plan”) covers substantially all of our employees, other than those of NBCUniversal, who meet certain age and service requirements. The stipend plan provides an annual stipend for reimbursement of healthcare costs to each eligible employee based on years of service. Under the stipend plan, we are not exposed to the increasing costs of healthcare because the benefits are fixed at a predetermined amount. A small number of eligible employees participate in legacy plans of acquired companies.

NBCUniversal has postretirement medical and life insurance plans that provide continuous coverage to employees eligible to receive such benefits and give credit for length of service provided before the close of the NBCUniversal transaction. Certain covered employees also retain the right, following retirement, to elect to participate in corresponding plans sponsored by GE. To the extent that NBCUniversal's employees make such elections, NBCUniversal will reimburse GE for any amounts due.

All of our postretirement benefit plans are unfunded and substantially all of our postretirement benefit obligations are recorded to noncurrent liabilities. The expense we recognize related to our postretirement benefit plans is determined using certain assumptions, including the discount rate.

Pension Plans

We and NBCUniversal sponsor various defined benefit plans for which future benefits have been frozen. The expense we recognize related to our defined benefit plans is determined using certain assumptions, including the discount rate and the expected long-term rate of return on plan assets. We cease to recognize service costs associated with our defined benefit plans following the date on which future benefits are frozen. We recognize the funded or unfunded status of our defined benefit plans as an asset or liability in our consolidated balance sheet and recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income (loss). In the event of a defined benefit plan termination, we expect to fully fund and settle the plan within 180 days of approval by the Internal Revenue Service (“IRS”) and the Pension Benefit Guaranty Corporation (“PBGC”).

NBCUniversal has a qualified and a nonqualified defined benefit plan that each provide a lifetime income benefit based on an individual's length of service and related compensation. In October 2012, NBCUniversal provided notice to its plan participants of an amendment to both the qualified and nonqualified NBCUniversal defined benefit plans that froze future benefits effective December 31, 2012. In 2012, NBCUniversal has funded its qualified plan with sufficient contributions to meet its funding requirements through 2013. The nonqualified NBCUniversal plan is unfunded. NBCUniversal is also obligated to reimburse GE for future benefit payments to those participants who were vested in the supplemental pension plan sponsored by GE at the time of the close of the NBCUniversal transaction.

We also sponsor a qualified pension plan and a nonqualified pension plan that together provide benefits to former AT&T Broadband employees. On December 30, 2011 we provided notice to plan participants of our intent to terminate the qualified pension plan effective February 29, 2012. On August 27, 2012, we filed a Standard Termination Notice with the PBGC and on October 26, 2012 the related PBGC review concluded with no objections. We expect to receive approval from the IRS and subsequently fully fund and settle the plan in 2013. We currently anticipate the contributions required from us to fully fund and settle the plan will be less than $100 million.

Other Employee Benefits

Deferred Compensation Plans

We maintain unfunded, nonqualified deferred compensation plans for certain members of management and nonemployee directors (each, a “participant”). The amount of compensation deferred by each participant is based on participant elections. Participant accounts, except for those in the NBCUniversal plan, are credited with income primarily based on a fixed annual rate. Participants in the NBCUniversal plan designate one or more valuation funds, independently established funds or indices that are used to determine the amount of earnings to be credited or debited to the participant's account. Participants are eligible to receive distributions of the amounts credited to their account based on elected deferral periods that are consistent with the plans and applicable tax law.

The table below presents the benefit obligation and expenses for our deferred compensation plans.

Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$1,247	$1,059	$935
Interest expense	$107	$99	$88

We have purchased life insurance policies to recover a portion of the future payments related to our deferred compensation plans. As of December 31, 2012 and 2011, the cash surrender value of these policies, which is recorded to other noncurrent assets, was $478 million and $409 million, respectively.

Retirement Investment Plans

We sponsor several 401(k) defined contribution retirement plans that allow eligible employees to contribute a portion of their compensation through payroll deductions in accordance with specified plan guidelines. We match a percentage of the employees' contributions up to certain limits. In 2012, 2011 and 2010, expenses related to all of these plans were $246 million, $226 million and $152 million, respectively.

Split-Dollar Life Insurance Agreements

We have collateral assignment split-dollar life insurance agreements with select key employees that require us to incur certain insurance-related costs. Under some of these agreements, our obligation to provide benefits to the employees extends beyond retirement.

The table below presents the benefit obligation and expenses related to our split-dollar life insurance agreements.

Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$202	$169	$164
Other operating and administrative expenses	$58	$27	$16

Multiemployer Benefit Plans

We also participate in various multiemployer pension and other benefit plans through the activities of NBCUniversal that cover some of our employees who are represented by labor unions. We make periodic contributions to these plans in accordance with the terms of applicable collective bargaining agreements and laws but do not sponsor or administer these plans. We do not participate in any multiemployer benefit plans where we consider our contributions to be individually significant, and the largest plans in which we participate are funded at a level of 80% or greater. In 2012 and 2011, the total contributions we made to multiemployer pension and other benefit plans were $53 million and $42 million, respectively.

If we cease to be obligated to make contributions or otherwise withdraw from participation in any of these plans, applicable law requires us to fund our allocable share of the unfunded vested benefits, which is known as a withdrawal liability. In addition, actions taken by other participating employers may lead to adverse changes in the financial condition of one of these plans, which could result in an increase in our withdrawal liability.

Severance Benefits

We provide severance benefits to certain former employees. A liability is recorded for benefits provided when payment is probable, the amount is reasonably estimable, and the obligation relates to rights that have vested or accumulated. During 2012, 2011 and 2010, we recorded $155 million, $128 million and $67 million, respectively, of severance costs.

Equity	12 Months Ended
Dec. 31, 2012
Equity
Equity

Note 13: Equity

Common Stock

In the aggregate, holders of our Class A common stock have 66 2/3% of the voting power of our common stock and holders of our Class B common stock have 331/3% of the voting power of our common stock. Our Class A Special common stock is generally nonvoting. Each share of our Class B common stock is entitled to 15 votes. The number of votes held by each share of our Class A common stock depends on the number of shares of Class A and Class B common stock outstanding at any given time. The 331/3% aggregate voting power of our Class B common stock cannot be diluted by additional issuances of any other class of common stock. Our Class B common stock is convertible, share for share, into Class A or Class A Special common stock, subject to certain restrictions.

Common Stock Outstanding
(in millions)	A	A Special	B
Balance, January 1, 2010	2,063	765	9
Stock compensation plans	6	-	-
Repurchases and retirements of common stock	-	(70)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2010	2,072	695	9
Stock compensation plans	20	1	-
Repurchases and retirements of common stock	-	(95)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2011	2,095	601	9
Stock compensation plans	24	3	-
Repurchases and retirements of common stock	-	(96)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2012	2,122	508	9

Share Repurchases

In February 2012, our Board of Directors approved a $6.5 billion share repurchase authorization, which does not have an expiration date. Under this authorization, we may repurchase shares in the open market or in private transactions.

Share Repurchases
Year ended December 31 (in millions)	2012	2011	2010
Consideration	$3,000	$2,141	$1,200
Shares repurchased	96	95	70

Accumulated Other Comprehensive Income (Loss)
December 31 (in millions)	2012	2011
Unrealized gains (losses) on marketable securities	$182	$22
Deferred gains (losses) on cash flow hedges	(67)	(110)
Unrecognized gains (losses) on employee benefit obligations	(95)	(58)
Cumulative translation adjustments	(5)	(6)
Accumulated other comprehensive income (loss), net of deferred taxes	$15	$(152)

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Share-Based Compensation

Note 14: Share-Based Compensation

The tables below provide condensed information on our share-based compensation.

Recognized Share-Based Compensation Expense
Year ended December 31 (in millions)	2012	2011	2010
Stock options	$131	$116	$103
Restricted share units	154	149	136
Employee stock purchase plans	16	13	12
Total	$301	$278	$251

As of December 31, 2012, we had unrecognized pretax compensation expense of $320 million related to nonvested stock options and unrecognized pretax compensation expense of $353 million related to nonvested RSUs that will be recognized over a weighted-average period of approximately 1.9 years and 1.7 years, respectively.

2012 Stock Options and Restricted Share Units
As of December 31, 2012, unless otherwise stated (in millions, except per share data)	Stock Options	RSUs
Awards granted during 2012	22	8
Weighted-average exercise price	$30.00
Weighted-average fair value at grant date		$27.80

Stock options outstanding and nonvested RSUs(a)	113	29
Weighted-average exercise price of stock options outstanding	$21.86
Weighted-average fair value at grant date of nonvested RSUs		$20.90

(a) As of December 31, 2012, 109 million of stock options outstanding were net settled stock options. Net settled stock options, as opposed to stock options exercised with a cash payment (“cash settled stock options”), result in fewer shares being issued and no cash proceeds being received by us when they are exercised.

Our share-based compensation primarily consists of awards of stock options and RSUs to certain employees and directors as part of our approach to long-term incentive compensation. Awards generally vest over a period of five years and in the case of stock options, have a ten year term. Additionally, through our employee stock purchase plans, employees are able to purchase shares of Comcast Class A common stock at a discount through payroll deductions.

The cost associated with our share-based compensation is based on an award's estimated fair value at the date of grant and is recognized over the period in which any related services are provided. We use the Black-Scholes option pricing model to estimate the fair value of stock option awards. RSUs are valued based on the closing price of our Class A common stock on the date of grant and are discounted for the lack of dividends, if any, during the vesting period. The table below presents the weighted-average fair value on the date of grant of RSUs and Class A common stock options awarded under our various plans and the related weighted-average valuation assumptions.

	2012	2011	2010
RSUs fair value	$27.80	$22.78	$16.94
Stock options fair value	$7.38	$6.96	$5.11
Stock Option Valuation Assumptions:
Dividend yield	2.2%	1.8%	2.1%
Expected volatility	29.0%	28.1%	28.0%
Risk-free interest rate	1.7%	2.8%	3.4%
Expected option life (in years)	7.0	7.0	7.0

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 15: Income Taxes

Components of Income Tax Expense
Year ended December 31 (in millions)	2012	2011	2010
Current expense (benefit):
Federal	$3,004	$1,480	$1,502
State	432	359	385
Foreign	169	153	-
	3,605	1,992	1,887
Deferred expense (benefit):
Federal	160	658	463
State	(40)	371	86
Foreign	19	29	-
	139	1,058	549
Income tax expense	$3,744	$3,050	$2,436

Our income tax expense differs from the federal statutory amount because of the effect of the items detailed in the table below.

Year ended December 31 (in millions)	2012	2011	2010
Federal tax at statutory rate	$4,063	$2,872	$2,136
State income taxes, net of federal benefit	178	354	204
Foreign income taxes, net of federal credit	92	89	-
Nontaxable income attributable to noncontrolling interests	(620)	(410)	2
Adjustments to uncertain and effectively settled tax positions, net	114	77	37
Accrued interest on uncertain and effectively settled tax positions, net	23	66	60
Other	(106)	2	(3)
Income tax expense	$3,744	$3,050	$2,436

We base our provision for income taxes on our current period income, changes in our deferred income tax assets and liabilities, income tax rates, changes in estimates of our uncertain tax positions, and tax planning opportunities available in the jurisdictions in which we operate. We recognize deferred tax assets and liabilities when there are temporary differences between the financial reporting basis and tax basis of our assets and liabilities and for the expected benefits of using net operating loss carryforwards. When a change in the tax rate or tax law has an impact on deferred taxes, we apply the change based on the years in which the temporary differences are expected to reverse. We record the change in our consolidated financial statements in the period of enactment.

Income tax consequences that arise in connection with a business combination include identifying the tax basis of assets and liabilities acquired and any contingencies associated with uncertain tax positions assumed or resulting from the business combination. Deferred tax assets and liabilities related to temporary differences of an acquired entity are recorded as of the date of the business combination and are based on our estimate of the ultimate tax basis that will be accepted by the various taxing authorities. We record liabilities for contingencies associated with prior tax returns filed by the acquired entity based on criteria set forth in the appropriate accounting guidance. We adjust the deferred tax accounts and the liabilities periodically to reflect any revised estimated tax basis and any estimated settlements with the various taxing authorities. The effects of these adjustments are recorded to income tax expense.

From time to time, we engage in transactions in which the tax consequences may be subject to uncertainty. In these cases, we evaluate our tax positions using the recognition threshold and the measurement attribute in accordance with the accounting guidance related to uncertain tax positions. Examples of these transactions include business acquisitions and disposals, including consideration paid or received in connection with these transactions, and certain financing transactions. Significant judgment is required in assessing and estimating the tax consequences of these transactions. We determine whether it is more likely than not that a tax position will be sustained on examination, including the resolution of any related appeals or litigation processes, based on the technical merits of the position.  A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in our financial statements.  We classify interest and penalties, if any, associated with our uncertain tax positions as a component of income tax expense.

NBCUniversal

For U.S. federal income tax purposes, NBCUniversal Holdings is treated as a partnership and NBCUniversal is disregarded as an entity separate from NBCUniversal Holdings. Accordingly, neither NBCUniversal Holdings nor NBCUniversal and its subsidiaries incur any material current or deferred domestic income taxes. Current and deferred foreign income taxes are incurred by NBCUniversal's foreign subsidiaries.

In 2012 and 2011, NBCUniversal had foreign income before taxes of $434 million and $476 million, respectively, on which foreign income tax expense was recorded. We recorded U.S. income tax expense on our allocable share of NBCUniversal's income before domestic and foreign taxes reduced by a U.S. tax credit equal to our allocable share of NBCUniversal's foreign income tax expense.

Components of Net Deferred Tax Liability
December 31 (in millions)	2012	2011
Deferred Tax Assets:
Net operating loss carryforwards	$491	$468
Differences between book and tax basis of long-term debt	109	114
Nondeductible accruals and other	1,771	1,583
Less: Valuation allowance	355	297
	2,016	1,868
Deferred Tax Liabilities:
Differences between book and tax basis of property and equipment and intangible assets	29,185	29,185
Differences between book and tax basis of investments	848	616
Differences between book and tax basis of indexed debt securities	587	560
Differences between book and tax outside basis of NBCUniversal	1,413	1,214
	32,033	31,575
Net deferred tax liability	$30,017	$29,707

Changes in net deferred income tax liabilities in 2012 that were not recorded as deferred income tax expense are primarily related to increases of $99 million associated with items included in other comprehensive income (loss) and $66 million of increases related to acquisitions made in 2012. We accrued deferred tax expense of $77 million for our allocable share of NBCUniversal's undistributed foreign income. Our net deferred tax liability includes $23 billion related to cable franchise rights that will remain unchanged unless we recognize an impairment or dispose of a cable franchise.

Net deferred tax assets included in current assets are primarily related to our current investments and current liabilities. As of December 31, 2012, we had federal net operating loss carryforwards of $158 million and various state net operating loss carryforwards that expire in periods through 2032. As of December 31, 2012, we also had foreign net operating loss carryforwards of $311 million that are related to the foreign operations of NBCUniversal, the majority of which expire in periods through 2021. The determination of the realization of the state and foreign net operating loss carryforwards is dependent on our subsidiaries' taxable income or loss, apportionment percentages, and state and foreign laws that can change from year to year and impact the amount of such carryforwards. We recognize a valuation allowance if we determine it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. As of December 31, 2012 and 2011, our valuation allowance was related primarily to state and foreign net operating loss carryforwards. In 2012, 2011 and 2010, income tax expense attributable to share-based compensation of $164 million, $38 million and $3 million, respectively, was allocated to shareholders' equity.

Uncertain Tax Positions

Our uncertain tax positions as of December 31, 2012 totaled $1.6 billion, which excludes the federal benefits on state tax positions that were recorded as deferred income taxes, including $32 million related to tax positions of NBCUniversal for which we have been indemnified by GE. If we were to recognize the tax benefit for our uncertain tax positions in the future, $1.2 billion would impact our effective tax rate and the remaining amount would increase our deferred income tax liability. The amount and timing of the recognition of any such tax benefit is dependent on the completion of our tax examinations and the expiration of statutes of limitation. A majority of the amount of our uncertain tax positions relates to positions taken in years before 2007.

Reconciliation of Unrecognized Tax Benefits
(in millions)	2012	2011	2010
Balance, January 1	$1,435	$1,251	$1,185
Additions based on tax positions related to the current year	154	87	69
Additions based on tax positions related to the prior years	79	75	59
Additions from acquired subsidiaries	-	57	-
Reductions for tax positions of prior years	(60)	(22)	(28)
Reductions due to expiration of statute of limitations	(3)	(5)	(24)
Settlements with taxing authorities	(32)	(8)	(10)
Balance, December 31	$1,573	$1,435	$1,251

As of December 31, 2012 and 2011, our accrued interest associated with tax positions was $721 million and $698 million, respectively. As of December 31, 2012 and 2011, $11 million and $10 million, respectively, of these amounts were related to tax positions of NBCUniversal for which we have been indemnified by GE.

The IRS is examining our 2009 through 2012 tax returns. The IRS completed its examination of our income tax returns for the years 2000 through 2008 and proposed adjustments that relate primarily to certain financing transactions, which we disputed. We effectively settled the dispute related to these transactions in February 2013. This settlement will not have a material impact on our effective tax rate.

Various states are examining our tax returns through 2010. The tax years of our state tax returns currently under examination vary by state. The majority of the periods under examination relate to tax years 2000 and forward, with a select few dating back to 1993.

It is reasonably possible that certain statutes of limitation for the years 2000-2006 will expire within the next 12 months that could result in a decrease to our uncertain tax positions related to those periods.

Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Supplemental Financial Information

Note 16: Supplemental Financial Information

Receivables
December 31 (in millions)	2012	2011
Receivables, gross	$6,026	$5,279
Less: Allowance for returns and customer incentives	307	425
Less: Allowance for doubtful accounts	198	202
Receivables, net	$5,521	$4,652

In addition to the amounts in the table above, noncurrent receivables, net of $641 million and $684 million, as of December 31, 2012 and 2011, respectively, are included in other noncurrent assets, net that primarily related to the licensing of our television and film productions to third parties.

Cash Payments for Interest and Income Taxes
Year ended December 31 (in millions)	2012	2011	2010
Interest	$2,314	$2,441	$1,983
Income taxes	$2,841	$1,626	$1,864

Noncash Investing and Financing Activities

During 2012:

• we acquired $757 million of property and equipment and intangible assets that were accrued but unpaid

• NBCUniversal acquired control of MSNBC.com, in which the fair value of its previously held equity interest in MSNBC.com was accounted for as noncash consideration in the application of acquisition accounting

• NBCUniversal contributed certain assets to acquire control of a previously held equity method investment in Brazil, and the fair value of its previously held equity interest was accounted for as noncash consideration in the application of acquisition accounting

• we recorded a liability of $430 million for a quarterly cash dividend of $0.1625 per common share paid in January 2013

• NBCUniversal entered into a capital lease transaction that resulted in an increase in property and equipment and debt of $85 million

During 2011:

• we acquired 51% of NBCUniversal Holdings on January 28, 2011, for cash and a 49% interest in the Comcast Content Business (see Note 4 for additional information on the NBCUniversal transaction)

• the fair value of NBCUniversal's previously held equity interest in Universal Orlando was accounted for as noncash consideration in the application of acquisition accounting for the Universal Orlando transaction (see Note 4 for additional information on the Universal Orlando transaction)

• we acquired $1 billion of property and equipment and intangible assets that were accrued but unpaid

•we recorded a liability of $305 million for a quarterly cash dividend of $0.1125 per common share paid in January 2012

During 2010:

• we acquired $611 million of property and equipment and intangible assets that were accrued but unpaid

• we recorded a liability of $263 million for a quarterly cash dividend of $0.0945 per common share paid in January 2011

Receivables Monetization	12 Months Ended
Dec. 31, 2012
Receivables Monetization [Abstract]
Receivables Monetization

Note 17: Receivables Monetization

NBCUniversal monetizes certain of its accounts receivable under programs with a syndicate of banks. We account for receivables monetized through these programs as sales in accordance with the appropriate accounting guidance. We receive deferred consideration from the assets sold in the form of a receivable, which is funded by residual cash flows after the senior interests have been fully paid. The deferred consideration is included in receivables, net at its initial fair value, which reflects the net cash flows we expect to receive related to these interests. The accounts receivable we sold that underlie the deferred consideration are generally short-term in nature and, therefore, the fair value of the deferred consideration approximated its carrying value as of December 31, 2012.

NBCUniversal is responsible for servicing the receivables and remitting collections to the purchasers under the monetization programs. NBCUniversal performs this service for a fee that is equal to the prevailing market rate for such services. As a result, no servicing asset or liability has been recorded on our consolidated balance sheet as of December 31, 2012 and 2011. These servicing fees are a component of net (loss) gain on sale, which is presented in the table below.

Effect on Income from Receivables Monetization and Cash Flows on Transfers
Year ended December 31 (in millions)	2012	2011
Interest (expense)	$(12)	$-
Net (loss) gain on sale(a)	$(1)	$(36)
Net cash proceeds (payments) on transfers(b)	$(86)	$(237)

  Net (loss) gain on sale is included in other income (expense), net in our consolidated statement of income.
  Net cash proceeds (payments) on transfers are included within net cash provided by operating activities in our consolidated statement of cash flows.

Receivables Monetized and Deferred Consideration
December 31 (in millions)	2012	2011
Monetized receivables sold	$791	$961
Deferred consideration	$274	$268

In addition to the amounts presented above, we had $882 million and $781 million payable to our monetization programs as of December 31, 2012 and 2011, respectively. These amounts represent cash receipts that were not yet remitted to the monetization programs as of the balance sheet date and are recorded to accounts payable and accrued expenses related to trade creditors.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 18: Commitments and Contingencies

Commitments

NBCUniversal enters into long-term commitments with third parties in the ordinary course of its business, including commitments to acquire film and television programming, take-or-pay creative talent and employment agreements, and various other television-related commitments. Many of NBCUniversal's employees, including writers, directors, actors, technical and production personnel, and others, as well as some of its on-air and creative talent, are covered by collective bargaining agreements or works councils. As of December 31, 2012, the total number of NBCUniversal full-time, part-time and hourly employees on its payroll covered by collective bargaining agreements was 6,700 full-time equivalent employees. Of this total, approximately 18% of these full-time equivalent employees were covered by collective bargaining agreements that have expired or are scheduled to expire during 2013.

We, through Comcast-Spectacor, have employment agreements with both players and coaches of the Philadelphia Flyers. Certain of these employment agreements, which provide for payments that are guaranteed regardless of employee injury or termination, are covered by disability insurance if certain conditions are met.

The table below summarizes our minimum annual programming and talent commitments and our minimum annual rental commitments for office space, equipment and transponder service agreements under operating leases. Programming and talent commitments include acquired film and television programming, including U.S. television rights to the future Olympic Games through 2020, Sunday Night Football on NBC through the 2022-23 season, and other programming commitments, as well as our various contracts with creative talent and employment agreements under take-or-pay contracts.

As of December 31, 2012 (in millions)	Programming and Talent Commitments	Operating Leases
2013	$3,789	$497
2014	$3,495	$439
2015	$2,301	$380
2016	$3,291	$354
2017	$2,078	$329
Thereafter	$15,478	$1,218

The table below presents our rental expense charged to operations.

Year ended December 31 (in millions)	2012	2011	2010
Rental expense	$688	$570	$424

Station Venture

NBCUniversal owns a 79.62% equity interest and a 50% voting interest in Station Venture Holdings, LLC (“Station Venture”), a VIE. The remaining equity interests in Station Venture are held by LIN TV, Corp. (“LIN TV”). Station Venture holds an indirect interest in the NBC owned local broadcast television stations in Dallas, Texas and San Diego, California through its ownership interests in Station Venture Operations, LP (“Station LP”), a less than wholly owned consolidated subsidiary of NBCUniversal. Station Venture is the obligor on an $816 million senior secured note that is due in 2023 to General Electric Capital Corporation (“GECC”), as servicer. The note is nonrecourse to NBCUniversal, guaranteed by LIN TV and collateralized by substantially all of the assets of Station Venture and Station LP. In connection with the NBCUniversal transaction, GE indemnified NBCUniversal for all liabilities NBCUniversal may incur as a result of any credit support, risk of loss or similar arrangement related to the senior secured note in existence prior to the closing of that transaction. We are not the primary beneficiary of, and accordingly do not consolidate, Station Venture. The carrying value of our equity method investment in Station Venture was zero as of December 31, 2012. Because the assets of Station LP serve as collateral for Station Venture's $816 million senior secured note, we recorded a liability in other noncurrent liabilities in our allocation of purchase price in the NBCUniversal transaction, which represented the fair value of the net assets that collateralize the note. As of December 31, 2012, the liability recorded on our consolidated balance sheet was $482 million. In February 2013, we closed our agreement with GE, GECC and LIN TV under which NBCUniversal purchased the Station Venture senior secured note from GECC for $602 million, representing the agreed upon fair value of the assets of Station LP. As of the closing date of the transaction, the $482 million liability was effectively settled, Station Venture and Station LP became wholly owned subsidiaries of NBCUniversal, we now consolidate Station Venture and the Station Venture senior secured note was eliminated in consolidation. Due to the related party nature of this transaction, the excess of the purchase price of the note over the recorded amount of the liability is treated as a capital transaction.

Contingencies

Antitrust Cases

We are defendants in two purported class actions originally filed in December 2003 in the United States District Courts for the District of Massachusetts and the Eastern District of Pennsylvania. The potential class in the Massachusetts case, which has been transferred to the Eastern District of Pennsylvania, is our customer base in the “Boston Cluster” area, and the potential class in the Pennsylvania case is our customer base in the “Philadelphia and Chicago Clusters,” as those terms are defined in the complaints. In each case, the plaintiffs allege that certain customer exchange transactions with other cable providers resulted in unlawful horizontal market restraints in those areas and seek damages under antitrust statutes, including treble damages.

Classes of Chicago Cluster and Philadelphia Cluster customers were certified in October 2007 and January 2010, respectively. We appealed the class certification in the Philadelphia Cluster case to the Third Circuit Court of Appeals, which affirmed the class certification in August 2011 and denied our petition for a rehearing en banc in September 2011. In March 2010, we moved for summary judgment dismissing all of the plaintiffs' claims in the Philadelphia Cluster. In April 2012, the District Court issued a decision dismissing some of the plaintiffs' claims, but allowing two claims to proceed to trial. The plaintiffs' claims concerning the other two clusters are stayed pending determination of the Philadelphia Cluster claims. In June 2012, the U.S. Supreme Court granted our petition to review the Third Circuit Court of Appeals' ruling, and oral arguments were held in November 2012. In September 2012, the trial court stayed all trial and pretrial proceedings pending resolution of the Supreme Court appeal.

We also are among the defendants in a purported class action filed in the United States District Court for the Central District of California in September 2007. The potential class is comprised of all persons residing in the United States who have subscribed to an expanded basic level of video service provided by one of the defendants. The plaintiffs allege that the defendants who produce video programming have entered into agreements with the defendants who distribute video programming via cable and satellite (including us), which preclude the distributor defendants from reselling channels to customers on an “unbundled” basis in violation of federal antitrust laws. The plaintiffs seek treble damages and injunctive relief requiring each distributor defendant to resell certain channels to its customers on an “unbundled” basis. In October 2009, the Central District of California issued an order dismissing the plaintiffs' complaint with prejudice. In March 2012, a panel of the Ninth Circuit Court of Appeals affirmed the District Court's order. In April 2012, the plaintiffs filed a petition for a rehearing, which the Ninth Circuit denied in May 2012. In August 2012, the plaintiffs filed a petition for writ of certiorari with the U.S. Supreme Court, which was denied in November 2012.

In addition, we are the defendant in 22 purported class actions filed in federal district courts throughout the country. All of these actions have been consolidated by the Judicial Panel on Multidistrict Litigation in the United States District Court for the Eastern District of Pennsylvania for pre-trial proceedings. In a consolidated complaint filed in November 2009 on behalf of all plaintiffs in the multidistrict litigation, the plaintiffs allege that we improperly “tie” the rental of set-top boxes to the provision of premium cable services in violation of Section 1 of the Sherman Antitrust Act, various state antitrust laws and unfair/deceptive trade practices acts in California, Illinois and Alabama. The plaintiffs also allege a claim for unjust enrichment and seek relief on behalf of a nationwide class of our premium cable customers and on behalf of subclasses consisting of premium cable customers from California, Alabama, Illinois, Pennsylvania and Washington. In January 2010, we moved to compel arbitration of the plaintiffs' claims for unjust enrichment and violations of the unfair/deceptive trade practices acts of Illinois and Alabama. In September 2010, the plaintiffs filed an amended complaint alleging violations of additional state antitrust laws and unfair/deceptive trade practices acts on behalf of new subclasses in Connecticut, Florida, Minnesota, Missouri, New Jersey, New Mexico and West Virginia. In the amended complaint, plaintiffs omitted their unjust enrichment claim, as well as their state law claims on behalf of the Alabama, Illinois and Pennsylvania subclasses. In June 2011, the plaintiffs filed another amended complaint alleging only violations of Section 1 of the Sherman Antitrust Act, antitrust law in Washington and unfair/deceptive trade practices acts in California and Washington. The plaintiffs seek relief on behalf of a nationwide class of our premium cable customers and on behalf of subclasses consisting of premium cable customers from California and Washington. In July 2011, we moved to compel arbitration of most of the plaintiffs' claims and to stay the remaining claims pending arbitration.

The West Virginia Attorney General also filed a complaint in West Virginia state court in July 2009 alleging that we improperly “tie” the rental of set-top boxes to the provision of digital cable services in violation of the West Virginia Antitrust Act and the West Virginia Consumer Credit and Protection Act. The Attorney General also alleges a claim for unjust enrichment/restitution. We removed the case to the United States District Court for West Virginia, and it was subsequently transferred to the United States District Court for the Eastern District of Pennsylvania and consolidated with the multidistrict litigation described above. In March 2010, the Eastern District of Pennsylvania denied the Attorney General's motion to remand the case back to West Virginia state court. In June 2010, the Attorney General moved to sever and remand the portion of the claims seeking civil penalties and injunctive relief back to West Virginia state court. We filed a brief in opposition to the motion in July 2010.

We believe the claims in each of the pending actions described above in this item are without merit and intend to defend the actions vigorously. We cannot predict the outcome of any of the actions described above, including a range of possible loss, or how the final resolution of any such actions would impact our results of operations or cash flows for any one period or our consolidated financial position. In addition, as any action nears a trial, there is an increased possibility that the action may be settled by the parties. Nevertheless, the final disposition of any of the above actions is not expected to have a material adverse effect on our consolidated financial position, but could possibly be material to our consolidated results of operations or cash flows for any one period.

Other

We are a defendant in several unrelated lawsuits claiming infringement of various patents relating to various aspects of our businesses. In certain of these cases other industry participants are also defendants, and also in certain of these cases we expect that any potential liability would be in part or in whole the responsibility of our equipment and technology vendors under applicable contractual indemnification provisions. We are also subject to other legal proceedings and claims that arise in the ordinary course of our business. While the amount of ultimate liability with respect to such actions is not expected to materially affect our financial position, results of operations or cash flows, any litigation resulting from any such legal proceedings or claims could be time consuming, costly and injure our reputation.

Financial Data by Business Segment	12 Months Ended
Dec. 31, 2012
Financial Data By Business Segment [Abstract]
Financial Data by Business Segment

Note 19: Financial Data by Business Segment

We present our operations in five reportable business segments: Cable Communications, Cable Networks, Broadcast Television, Filmed Entertainment and Theme Parks. Our financial data by reportable business segment is presented in the tables below.

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2012
Cable Communications(a)	$39,604	$16,255	$6,405	$9,850	$4,921	$127,044
NBCUniversal
Cable Networks(b)	8,773	3,292	741	2,551	150	29,674
Broadcast Television(c)	8,154	369	91	278	65	6,376
Filmed Entertainment	5,159	79	16	63	7	3,769
Theme Parks	2,085	953	268	685	272	6,266
Headquarters and Other(e)	43	(603)	210	(813)	269	8,938
Eliminations(f)	(402)	17	-	17	-	(561)
NBCUniversal	23,812	4,107	1,326	2,781	763	54,462
Corporate and Other	498	(376)	67	(443)	30	6,000
Eliminations(f)	(1,344)	(9)	-	(9)	-	(22,535)
Comcast Consolidated	$62,570	$19,977	$7,798	$12,179	$5,714	$164,971

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2011
Cable Communications(a)	$37,226	$15,288	$6,395	$8,893	$4,806	$120,729
NBCUniversal
Cable Networks(b)	8,108	3,185	718	2,467	48	29,578
Broadcast Television	5,935	138	79	59	61	6,213
Filmed Entertainment	4,239	27	19	8	6	3,891
Theme Parks(d)	1,874	830	201	629	154	6,197
Headquarters and Other(e)	45	(484)	168	(652)	165	5,443
Eliminations(f)	(941)	(234)	(53)	(181)	-	(538)
NBCUniversal	19,260	3,462	1,132	2,330	434	50,784
Corporate and Other	558	(416)	93	(509)	67	6,224
Eliminations(f)	(1,202)	23	16	7	-	(19,919)
Comcast Consolidated	$55,842	$18,357	$7,636	$10,721	$5,307	$157,818

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures
2010
Cable Communications(a)	$35,363	$14,302	$6,232	$8,070	$4,853
Cable Networks(b)	2,719	732	323	409	52
Corporate and Other	168	(438)	61	(499)	56
Eliminations(f)	(313)	-	-	-	-
Comcast Consolidated	$37,937	$14,596	$6,616	$7,980	$4,961

(a) Our Cable Communications segment consists primarily of our cable services business and the businesses of Comcast Interactive Media that were not contributed to NBCUniversal.

For the years ended December 31, 2012, 2011 and 2010, Cable Communications segment revenue was derived from the following sources:

	2012	2011	2010
Residential:
Video	50.8%	52.7%	54.8%
High-speed Internet	24.1%	23.5%	22.5%
Voice	9.0%	9.4%	9.3%
Business services	6.1%	4.8%	3.6%
Advertising	5.8%	5.4%	5.7%
Other	4.2%	4.2%	4.1%
Total	100%	100%	100%

Subscription revenue received from customers who purchase bundled services at a discounted rate is allocated proportionally to each service based on the individual service's price on a stand-alone basis. For each of 2012, 2011 and 2010, 2.8% of Cable Communications revenue was derived from franchise and other regulatory fees.

(b)       Our Cable Networks segment included the results of operations of the businesses we contributed to NBCUniversal, as well as the results of operations of the NBCUniversal contributed cable networks for 2012 and for the period January 29, 2011 through December 31, 2011. For 2010, our Cable Networks segment consisted of the Comcast Content Business.

(c)        For 2012, our Broadcast Television segment included all revenue and costs and expenses associated with our broadcast of the 2012 London Olympics, which generated $120 million of operating income before depreciation and amortization. This amount reflects the settlement of a $237 million liability associated with the unfavorable Olympics contract that had been recorded through the application of acquisition accounting in 2011.

(d)       For the period January 29, 2011 through June 30, 2011, we recorded Universal Orlando as an equity method investment in our consolidated results of operations. However, our Theme Parks segment included the results of operations for Universal Orlando for the period January 29, 2011 through June 30, 2011 to reflect our measure of operating performance for our Theme Parks segment.

(e) NBCUniversal Headquarters and Other activities included costs associated with overhead, allocations, personnel costs and headquarter initiatives.

(f)       Eliminations are transactions that our segments enter into with one another. The most common types of transactions are the following:

•       our Cable Networks and Broadcast Television segments generate revenue by selling programming to our Cable Communications segment, which represents a substantial majority of the revenue elimination amount

•       our Cable Communications segment generates revenue by selling advertising and by selling the use of satellite feeds to our Cable Networks segment

• our Filmed Entertainment and Broadcast Television segments generate revenue by licensing content to our Cable Networks segment

•       our Cable Communications segment receives incentives offered by our Cable Networks segment in connection with its distribution of the Cable Networks' content that are recorded as a reduction to programming expenses

NBCUniversal eliminations for 2011 included the eliminations of the results of operations for Universal Orlando for the period January 29, 2011 through June 30, 2011. These amounts were not included in NBCUniversal's total and our consolidated results of operations for the period January 29, 2011 through June 30, 2011 because we recorded Universal Orlando as an equity method investment during this period.

  Revenue from customers located outside of the U.S., primarily in Europe and Asia, for the years ended December 31, 2012, and 2011 was $4.5 billion and $4.1 billion, respectively. Revenue from customers located outside of the U.S. was not significant for the year ended December 31, 2010. No single customer accounted for a significant amount of our revenue in any period.
  We use operating income (loss) before depreciation and amortization, excluding impairment charges related to fixed and intangible assets and gains or losses from the sale of assets, if any, as the measure of profit or loss for our operating segments. This measure eliminates the significant level of noncash depreciation and amortization expense that results from the capital-intensive nature of certain of our businesses and from intangible assets recognized in business combinations. Additionally, it is unaffected by our capital structure or investment activities. We use this measure to evaluate our consolidated operating performance and the operating performance of our operating segments and to allocate resources and capital to our operating segments. It is also a significant performance measure in our annual incentive compensation programs. We believe that this measure is useful to investors because it is one of the bases for comparing our operating performance with other companies in our industries, although our measure may not be directly comparable to similar measures used by other companies. This measure should not be considered a substitute for operating income (loss), net income (loss) attributable to Comcast Corporation, net cash provided by operating activities, or other measures of performance or liquidity we have reported in accordance with GAAP.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Quarterly Financial Information

Note 20: Quarterly Financial Information (Unaudited)

(in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
2012
Revenue	$14,878	$15,211	$16,544	$15,937	$62,570
Operating income	$2,758	$3,079	$3,048	$3,294	$12,179
Net income attributable to Comcast Corporation	$1,224	$1,348	$2,113	$1,518	$6,203
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.79	$0.57	$2.32
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.78	$0.56	$2.28
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1625	$0.1625	$0.1625	$0.1625	$0.65
2011
Revenue	$12,128	$14,333	$14,339	$15,042	$55,842
Operating income	$2,224	$2,938	$2,641	$2,918	$10,721
Net income attributable to Comcast Corporation	$943	$1,022	$908	$1,287	$4,160
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.51
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.50
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1125	$0.1125	$0.1125	$0.1125	$0.45

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 21: Subsequent Events

On February 12, 2013, we entered into an agreement to acquire GE's 49% noncontrolling common equity interest in NBCUniversal Holdings for approximately $16.7 billion. In addition, NBCUniversal agreed to acquire from GE the portion of 30 Rockefeller Plaza in New York City that NBCUniversal occupies and CNBC's headquarters in Englewood Cliffs, New Jersey for approximately $1.4 billion. The transactions, which are subject to customary closing conditions, are expected to close by the end of March 2013.

The consideration will consist of $11.4 billion of cash on hand; $4 billion of senior unsecured debt securities issued by a holding company (“HoldCo”), whose sole asset is its interests in NBCUniversal Holdings; $2 billion of cash funded through a combination of Comcast's existing credit facility and NBCUniversal's credit facility, which is expected to be amended, among other things, to substitute HoldCo as the sole borrower; and $725 million of Holdco preferred stock. After closing, we will control and consolidate HoldCo and own all of its capital stock other than the preferred stock. HoldCo's debt securities and credit facility will be guaranteed by us and the cable holding company subsidiaries that guarantee our senior indebtedness. The preferred stock will pay dividends at a fixed rate and can be put to HoldCo for redemption at par on the later of seven years following the issuance of the preferred stock and three years following the sale by GE of shares to unaffiliated third parties, and thereafter, every third anniversary of such date (a “Put Date”). Shares of preferred stock can be called for redemption by HoldCo at par one year following each Put Date applicable to such shares.

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

Note 22: Condensed Consolidating Financial Information

Comcast Corporation (“Comcast Parent”) and four of our 100% owned cable holding company subsidiaries, Comcast Cable Communications, LLC (“CCCL Parent”), Comcast MO Group, Inc. (“Comcast MO Group”), Comcast Cable Holdings, LLC (“CCH”) and Comcast MO of Delaware, LLC (“Comcast MO of Delaware”) (collectively, the “cable guarantors”), have fully and unconditionally guaranteed each other's debt securities. Comcast MO Group, CCH and Comcast MO of Delaware are collectively referred to as the “Combined CCHMO Parents.”

On March 19, 2013, we closed our agreement to acquire GE's 49% common equity interest in NBCUniversal Holdings. On March 27, 2013, Comcast Parent, the cable guarantors and NBCUniversal Media, LLC (referred to as “NBCUniversal Media Parent” in the tables below) entered into a series of agreements and supplemental indentures to include NBCUniversal Media, LLC as part of our existing cross-guarantee structure. As members of the cross-guarantee structure, Comcast Parent and the cable guarantors fully and unconditionally guarantee NBCUniversal Media, LLC's public debt securities, and NBCUniversal Media, LLC fully and unconditionally guarantees all of Comcast Parent's and the cable guarantors' public debt securities, as well as the $6.25 billion revolving credit facility of Comcast Parent and Comcast Cable Communications, LLC.

Comcast Parent and the cable guarantors also fully and unconditionally guarantee NBCUniversal Enterprise, Inc.'s $4 billion of senior notes and its $1.35 billion credit facility due March 2018. NBCUniversal Media, LLC does not guarantee the NBCUniversal Enterprise, Inc. senior notes or credit facility.

Comcast Parent provides an unconditional subordinated guarantee of the $185 million principal amount currently outstanding of Comcast Holdings' ZONES due October 2029. Neither the cable guarantors nor NBCUniversal Media, LLC guarantee the Comcast Holdings ZONES due October 2029. None of Comcast Parent, the cable guarantors nor NBCUniversal Media, LLC guarantee the $62 million principal amount currently outstanding of Comcast Holdings' ZONES due November 2029.

Condensed Consolidating Balance Sheet
December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Assets
Cash and cash equivalents	$-	$-	$-	$-	$5,129	$5,822	$-	$10,951
Investments	-	-	-	-	-	1,464	-	1,464
Receivables, net	-	-	-	-	3	5,518	-	5,521
Programming rights	-	-	-	-	-	909	-	909
Other current assets	233	-	14	4	51	844	-	1,146
Total current assets	233	-	14	4	5,183	14,557	-	19,991
Film and television costs	-	-	-	-	-	5,054	-	5,054
Investments	-	-	-	-	529	5,796	-	6,325
Investments in and amounts due from subsidiaries eliminated upon consolidation	74,227	87,630	96,853	50,242	38,464	73,298	(420,714)	-
Property and equipment, net	242	-	-	-	-	26,990	-	27,232
Franchise rights	-	-	-	-	-	59,364	-	59,364
Goodwill	-	-	-	-	-	26,985	-	26,985
Other intangible assets, net	12	-	-	-	-	17,828	-	17,840
Other noncurrent assets, net	1,130	147	1	-	152	1,650	(900)	2,180
Total assets	$75,844	$87,777	$96,868	$50,246	$44,328	$231,522	$(421,614)	$164,971

Liabilities and Equity
Accounts payable and accrued expenses related to trade creditors	$8	$-	$-	$-	$-	$6,198	$-	$6,206
Accrued participations and residuals	-	-	-	-	-	1,350	-	1,350
Accrued expenses and other current liabilities	1,290	275	210	54	263	4,690	-	6,782
Current portion of long-term debt	-	-	2,105	241	7	23	-	2,376
Total current liabilities	1,298	275	2,315	295	270	12,261	-	16,714
Long-term debt, less current portion	23,306	113	1,827	1,512	11,219	105	-	38,082
Deferred income taxes	-	754	-	-	78	30,035	(757)	30,110
Other noncurrent liabilities	1,884	-	-	-	926	10,604	(143)	13,271
Redeemable noncontrolling interests	-	-	-	-	-	16,998	-	16,998
Equity:
Common stock	31	-	-	-	-	-	-	31
Other shareholders’ equity	49,325	86,635	92,726	48,439	31,835	161,079	(420,714)	49,325
Total Comcast Corporation shareholders’ equity	49,356	86,635	92,726	48,439	31,835	161,079	(420,714)	49,356
Noncontrolling interests	-	-	-	-	-	440	-	440
Total equity	49,356	86,635	92,726	48,439	31,835	161,519	(420,714)	49,796
Total liabilities and equity	$75,844	$87,777	$96,868	$50,246	$44,328	$231,522	$(421,614)	$164,971

Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Assets
Cash and cash equivalents	$-	$-	$-	$-	$238	$1,382	$-	$1,620
Investments	-	-	-	-	-	54	-	54
Receivables, net	-	-	-	-	15	4,637	-	4,652
Programming rights	-	-	-	-	-	987	-	987
Other current assets	235	-	8	3	26	988	-	1,260
Total current assets	235	-	8	3	279	8,048	-	8,573
Film and television costs	-	-	-	-	-	5,227	-	5,227
Investments	-	-	-	-	505	9,349	-	9,854
Investments in and amounts due from subsidiaries eliminated upon consolidation	71,222	88,336	89,568	45,725	39,714	66,214	(400,779)	-
Property and equipment, net	262	-	-	-	-	27,297	-	27,559
Franchise rights	-	-	-	-	-	59,376	-	59,376
Goodwill	-	-	-	-	-	26,874	-	26,874
Other intangible assets, net	9	-	-	-	-	18,156	-	18,165
Other noncurrent assets, net	912	148	30	5	139	1,622	(666)	2,190
Total assets	$72,640	$88,484	$89,606	$45,733	$40,637	$222,163	$(401,445)	$157,818

Liabilities and Equity
Accounts payable and accrued expenses related to trade creditors	$10	$-	$-	$-	$-	$5,695	$-	$5,705
Accrued participations and residuals	-	-	-	-	-	1,255	-	1,255
Accrued expenses and other current liabilities	1,030	272	189	77	193	3,153	-	4,914
Current portion of long-term debt	26	202	-	554	550	35	-	1,367
Total current liabilities	1,066	474	189	631	743	10,138	-	13,241
Long-term debt, less current portion	22,451	111	3,953	1,764	9,142	521	-	37,942
Deferred income taxes	-	727	-	-	78	29,650	(523)	29,932
Other noncurrent liabilities	1,849	-	-	-	954	10,374	(143)	13,034
Redeemable noncontrolling interests	-	-	-	-	-	16,014	-	16,014
Equity:
Common stock	32	-	-	-	-	-	-	32
Other shareholders’ equity	47,242	87,172	85,464	43,338	29,720	155,085	(400,779)	47,242
Total Comcast Corporation shareholders’ equity	47,274	87,172	85,464	43,338	29,720	155,085	(400,779)	47,274
Noncontrolling interests	-	-	-	-	-	381	-	381
Total equity	47,274	87,172	85,464	43,338	29,720	155,466	(400,779)	47,655
Total liabilities and equity	$72,640	$88,484	$89,606	$45,733	$40,637	$222,163	$(401,445)	$157,818

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$62,570	$-	$62,570
Management fee revenue	848	-	827	516	-	-	(2,191)	-
	848	-	827	516	-	62,570	(2,191)	62,570
Costs and Expenses:
Programming and production	-	-	-	-	-	19,929	-	19,929
Other operating and administrative	401	-	827	516	899	17,405	(2,191)	17,857
Advertising, marketing and promotion	-	-	-	-	-	4,807	-	4,807
Depreciation	30	-	-	-	-	6,120	-	6,150
Amortization	4	-	-	-	-	1,644	-	1,648
	435	-	827	516	899	49,905	(2,191)	50,391
Operating income (loss)	413	-	-	-	(899)	12,665	-	12,179
Other Income (Expense):
Interest expense	(1,430)	(23)	(329)	(135)	(425)	(179)	-	(2,521)
Investment income (loss), net	8	3	-	-	-	208	-	219
Equity in net income (losses) of
investees, net	6,858	6,536	6,665	4,909	4,402	4,014	(32,425)	959
Other income (expense), net	2	-	-	-	(14)	785	-	773
	5,438	6,516	6,336	4,774	3,963	4,828	(32,425)	(570)
Income (loss) before income taxes	5,851	6,516	6,336	4,774	3,064	17,493	(32,425)	11,609
Income tax (expense) benefit	352	7	115	47	(9)	(4,256)	-	(3,744)
Net income (loss)	6,203	6,523	6,451	4,821	3,055	13,237	(32,425)	7,865
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(1,662)	-	(1,662)
Net income (loss) attributable to
Comcast Corporation	$6,203	$6,523	$6,451	$4,821	$3,055	$11,575	$(32,425)	$6,203
Comprehensive income (loss)
attributable to Comcast Corporation	$6,370	$6,523	$6,460	$4,821	$3,068	$11,703	$(32,575)	$6,370

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$55,842	$-	$55,842
Management fee revenue	800	-	784	488	-	-	(2,072)	-
	800	-	784	488	-	55,842	(2,072)	55,842
Costs and Expenses:
Programming and production	-	-	-	-	-	16,598	-	16,598
Other operating and administrative	420	5	784	488	678	16,353	(2,072)	16,656
Advertising, marketing and promotion	-	-	-	-	-	4,231	-	4,231
Depreciation	29	-	-	-	-	6,011	-	6,040
Amortization	3	-	-	-	-	1,593	-	1,596
	452	5	784	488	678	44,786	(2,072)	45,121
Operating income (loss)	348	(5)	-	-	(678)	11,056	-	10,721
Other Income (Expense):
Interest expense	(1,439)	(32)	(338)	(172)	(370)	(154)	-	(2,505)
Investment income (loss), net	3	2	-	-	-	154	-	159
Equity in net income (losses) of
investees, net	4,879	5,734	5,598	3,361	2,793	1,648	(24,048)	(35)
Other income (expense), net	(19)	1	-	-	(59)	(56)	-	(133)
	3,424	5,705	5,260	3,189	2,364	1,592	(24,048)	(2,514)
Income (loss) before income taxes	3,772	5,700	5,260	3,189	1,686	12,648	(24,048)	8,207
Income tax (expense) benefit	388	12	118	60	(3)	(3,625)	-	(3,050)
Net income (loss)	4,160	5,712	5,378	3,249	1,683	9,023	(24,048)	5,157
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(997)	-	(997)
Net (income) loss attributable
to Comcast Corporation	$4,160	$5,712	$5,378	$3,249	$1,683	$8,026	$(24,048)	$4,160
Comprehensive income (loss)
attributable to Comcast Corporation	$4,107	$5,712	$5,387	$3,249	$1,605	$8,064	$(24,017)	$4,107

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2010
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$37,937	$-	$37,937
Management fee revenue	808	-	726	452	-	-	(1,986)	-
	808	-	726	452	-	37,937	(1,986)	37,937
Costs and Expenses:
Programming and production	-	-	-	-	-	8,537	-	8,537
Other operating and administrative	444	59	726	452	-	12,700	(1,986)	12,395
Advertising, marketing and promotion	-	-	-	-	-	2,409	-	2,409
Depreciation	29	-	-	-	-	5,510	-	5,539
Amortization	3	-	-	-	-	1,074	-	1,077
	476	59	726	452	-	30,230	(1,986)	29,957
Operating income (loss)	332	(59)	-	-	-	7,707	-	7,980
Other Income (Expense):
Interest expense	(1,402)	(33)	(402)	(173)	-	(146)	-	(2,156)
Investment income (loss), net	8	7	-	-	-	273	-	288
Equity in net income (losses) of
investees, net	4,329	4,675	4,741	3,015	-	(141)	(16,760)	(141)
Other income (expense), net	(5)	-	-	-	-	138	-	133
	2,930	4,649	4,339	2,842	-	124	(16,760)	(1,876)
Income (loss) before income taxes	3,262	4,590	4,339	2,842	-	7,831	(16,760)	6,104
Income tax (expense) benefit	373	30	141	61	-	(3,041)	-	(2,436)
Net income (loss)	3,635	4,620	4,480	2,903	-	4,790	(16,760)	3,668
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(33)	-	(33)
Net income (loss) attributable to
Comcast Corporation	$3,635	$4,620	$4,480	$2,903	$-	$4,757	$(16,760)	$3,635
Comprehensive income (loss) attributable
to Comcast Corporation	$3,582	$4,620	$4,489	$2,903	$-	$4,761	$(16,773)	$3,582

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(362)	$(7)	$(177)	$(114)	$(1,347)	$16,861	$-	$14,854
Investing Activities:
Net transactions with affiliates	3,845	206	177	667	4,850	(9,745)	-	-
Capital expenditures	(10)	-	-	-	-	(5,704)	-	(5,714)
Cash paid for intangible assets	(6)	-	-	-	-	(917)	-	(923)
Acquisitions, net of cash acquired	-	-	-	-	-	(90)	-	(90)
Proceeds from sales of businesses and investments	-	-	-	-	-	3,102	-	3,102
Return of capital from investees	-	-	-	-	-	2,362	-	2,362
Purchases of investments	-	-	-	-	(19)	(278)	-	(297)
Other	-	3	-	-	(22)	93	-	74
Net cash provided by (used in) investing activities	3,829	209	177	667	4,809	(11,177)	-	(1,486)
Financing Activities:
Proceeds from (repayments of) short-term borrowings, net	(1)	-	-	-	(550)	7	-	(544)
Proceeds from borrowings	2,536	-	-	-	1,995	13	-	4,544
Repurchases and repayments of debt	(1,726)	(202)	-	(553)	(2)	(398)	-	(2,881)
Repurchases and retirements of common stock	(3,000)	-	-	-	-	-	-	(3,000)
Dividends paid	(1,608)	-	-	-	-	-	-	(1,608)
Issuances of common stock	233	-	-	-	-	-	-	233
Distributions (to) from noncontrolling interests	-	-	-	-	-	(691)	-	(691)
Other	99	-	-	-	(14)	(175)	-	(90)
Net cash provided by (used in) financing activities	(3,467)	(202)	-	(553)	1,429	(1,244)	-	(4,037)
Increase (decrease) in cash and cash equivalents	-	-	-	-	4,891	4,440	-	9,331
Cash and cash equivalents, beginning of year	-	-	-	-	238	1,382	-	1,620
Cash and cash equivalents, end of year	$-	$-	$-	$-	$5,129	$5,822	$-	$10,951

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(513)	$(19)	$(209)	$(131)	$(638)	$15,855	$-	$14,345
Investing Activities:
Net transactions with affiliates	4,615	19	1,209	131	247	(6,221)	-	-
Capital expenditures	(7)	-	-	-	-	(5,300)	-	(5,307)
Cash paid for intangible assets	(2)	-	-	-	-	(952)	-	(954)
Acquisitions, net of cash acquired	-	-	-	-	295	(6,702)	-	(6,407)
Proceeds from sales of businesses and investments	-	-	-	-	3	274	-	277
Return of capital from investees	-	-	-	-	-	37	-	37
Purchases of investments	-	-	-	-	(4)	(131)	-	(135)
Other	-	-	-	-	-	(19)	-	(19)
Net cash provided by (used in) investing activities	4,606	19	1,209	131	541	(19,014)	-	(12,508)
Financing Activities:
Proceeds from (repayments of) short-term borrowings, net	(4)	-	-	-	550	(2)	-	544
Repurchases and repayments of debt	(1,095)	-	(1,000)	-	-	(1,121)	-	(3,216)
Repurchases and retirements of common stock	(2,141)	-	-	-	-	-	-	(2,141)
Dividends paid	(1,187)	-	-	-	-	-	-	(1,187)
Issuances of common stock	283	-	-	-	-	-	-	283
Distributions (to) from noncontrolling interests	-	-	-	-	-	(325)	-	(325)
Other	51	-	-	-	(215)	5	-	(159)
Net cash provided by (used in) financing activities	(4,093)	-	(1,000)	-	335	(1,443)	-	(6,201)
Increase (decrease) in cash and cash equivalents	-	-	-	-	238	(4,602)	-	(4,364)
Cash and cash equivalents, beginning of year	-	-	-	-	-	5,984	-	5,984
Cash and cash equivalents, end of year	$-	$-	$-	$-	$238	$1,382	$-	$1,620

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(391)	$(235)	$(257)	$(132)	$-	$12,194	$-	$11,179
Investing Activities:
Net transactions with affiliates	488	248	257	132	-	(1,125)	-	-
Capital expenditures	(7)	-	-	-	-	(4,954)	-	(4,961)
Cash paid for intangible assets	(2)	-	-	-	-	(534)	-	(536)
Acquisitions, net of cash acquired	-	-	-	-	-	(183)	-	(183)
Proceeds from sales of businesses and investments	-	-	-	-	-	99	-	99
Return of capital from investees	-	-	-	-	-	190	-	190
Purchases of investments	-	-	-	-	-	(260)	-	(260)
Other	-	-	-	-	-	(60)	-	(60)
Net cash provided by (used in) investing activities	479	248	257	132	-	(6,827)	-	(5,711)
Financing Activities:
Proceeds from borrowings	3,390	-	-	-	-	30	-	3,420
Repurchases and repayments of debt	(1,100)	(13)	-	-	-	(40)	-	(1,153)
Repurchases and retirements of common stock	(1,200)	-	-	-	-	-	-	(1,200)
Dividends paid	(1,064)	-	-	-	-	-	-	(1,064)
Issuances of common stock	34	-	-	-	-	-	-	34
Distributions (to) from noncontrolling interests	-	-	-	-	-	(67)	-	(67)
Other	(148)	-	-	-	-	23	-	(125)
Net cash provided by (used in) financing activities	(88)	(13)	-	-	-	(54)	-	(155)
Increase (decrease) in cash and cash equivalents	-	-	-	-	-	5,313	-	5,313
Cash and cash equivalents, beginning of year	-	-	-	-	-	671	-	671
Cash and cash equivalents, end of year	$-	$-	$-	$-	$-	$5,984	$-	$5,984

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Comcast Corporation and Subsidiaries
Schedule II—Valuation and Qualifying Accounts
Year ended December 31, 2012, 2011 and 2010

Year Ended December 31 (in millions)	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year

2012
Allowance for doubtful accounts	$202	293	297	$198
Allowance for returns and customer incentives	425	599	717	307
2011
Allowance for doubtful accounts	$173	306	277	$202
Allowance for returns and customer incentives	-	536	111	425
2010
Allowance for doubtful accounts	$175	327	329	$173

Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include all entities in which we have a controlling voting interest (“subsidiaries”) and variable interest entities (“VIEs”) required to be consolidated in accordance with generally accepted accounting principles in the United States (“GAAP”).

Foreign Currency Translation

We translate assets and liabilities of our foreign subsidiaries where the functional currency is the local currency, primarily the euro and the British pound, into U.S. dollars at the exchange rate in effect at the balance sheet date. The related translation adjustments are recorded as a component of accumulated other comprehensive income (loss). We translate revenue and expenses using average monthly exchange rates, and the related foreign currency transaction gains and losses are included in our consolidated statement of income.

Cash Equivalents

Cash Equivalents

The carrying amounts of our cash equivalents approximate their fair value. Our cash equivalents consist primarily of money market funds and U.S. government obligations, as well as commercial paper and certificates of deposit with maturities of less than three months when purchased.

Film And Television Costs

Capitalization of Film and Television Costs

We capitalize film and television production costs, including direct costs, production overhead, print costs, development costs and interest. We amortize capitalized film and television production costs, including acquired libraries, and accrue costs associated with participation and residual payments to programming and production expense. We generally record the amortization and the accrued costs using the film forecast computation method, which amortizes such costs in the same ratio as the associated ultimate revenue. Estimates of total revenue and total costs are based on anticipated release patterns, public acceptance and historical results for similar productions. Unamortized film and television costs, including acquired film and television libraries, are stated at the lower of unamortized cost or fair value. We do not capitalize costs related to the distribution of a film to movie theaters or the licensing or sale of a film or television production, which are primarily costs associated with the marketing and distribution of film and television programming.

In determining the estimated lives and method of amortization of acquired film and television libraries, we generally use the method and the life that most closely follow the undiscounted cash flows over the estimated life of the asset.

Upon the occurrence of an event or change in circumstance that was known or knowable as of the balance sheet date and that indicates the fair value of a film is less than its unamortized costs, we determine the fair value of the film and record an impairment charge for the amount by which the unamortized capitalized costs exceed the film's fair value.

We enter into arrangements with third parties to jointly finance and distribute certain of our film productions. These arrangements, which are referred to as cofinancing arrangements, can take various forms. In most cases, the arrangement involves the grant of an economic interest in a film to a third-party investor. The number of investors and the terms of these arrangements can also vary, although in most cases an investor assumes full risk for the portion of the film acquired in these arrangements. We account for the proceeds received from a third-party investor under these arrangements as a reduction to our capitalized film costs. In these arrangements, the investor owns an undivided copyright interest in the film and, therefore, in each period we record either a charge or benefit to programming and production expense to reflect the estimate of the third-party investor's interest in the profit or loss of the film. The estimate of the third-party investor's interest in the profit or loss of a film is determined using the ratio of actual revenue earned to date to the ultimate revenue expected to be recognized over the film's useful life.

We capitalize the costs of programming content that we license but do not own, including rights to multiyear live-event sports programming, at the earlier of when payments are made for the programming or when the license period begins and the content is available for use. We amortize capitalized programming costs as the associated programs are broadcast. We amortize multiyear, live-event sports programming rights using the ratio of the current period's actual revenue to the estimated total remaining revenue or over the contract term.

Acquired programming costs are recorded at the lower of unamortized cost or net realizable value on a program by program, package, channel or daypart basis. A daypart is an aggregation of programs broadcast during a particular time of day or programs of a similar type. Acquired programming used in our Cable Networks segment is primarily tested on a channel basis for impairment, whereas acquired programming used in our Broadcast Television segment is tested on a daypart basis. If we determine that the estimates of future cash flows are insufficient or if there is no plan to broadcast certain programming, we recognize an impairment charge to programming and production expense.

Investments

Fair Value Method

We classify publicly traded investments that are not accounted for under the equity method as available-for-sale (“AFS”) or trading securities and record them at fair value. For AFS securities, we record unrealized gains or losses resulting from changes in fair value between measurement dates as a component of other comprehensive income (loss), except when we consider declines in value to be other than temporary. For trading securities, we record unrealized gains or losses resulting from changes in fair value between measurement dates as a component of investment income (loss), net. We recognize realized gains and losses associated with our fair value method investments using the specific identification method. We classify the cash flows related to purchases of and proceeds from the sale of trading securities based on the nature of the securities and the purpose for which they were acquired. Investments in privately held companies are generally stated at cost.

Equity Method

We use the equity method to account for investments in which we have the ability to exercise significant influence over the investee's operating and financial policies. Equity method investments are recorded at cost and are adjusted to recognize (i) our proportionate share of the investee's net income or losses after the date of investment, (ii) amortization of the recorded investment that exceeds our share of the book value of the investee's net assets, (iii) additional contributions made and dividends received and (iv) impairments resulting from other-than-temporary declines in fair value. For some investments, we record our share of the investee's net income or loss one quarter in arrears due to the timing of our receipt of such information. Gains or losses on the sale of equity method investments are recorded to other income (expense), net. If an equity method investee were to issue additional securities that would change our proportionate share of the entity, we would recognize the change, if any, as a gain or loss in our consolidated statement of income.

Cost Method

We use the cost method to account for investments not accounted for under the fair value method and in which we do not have the ability to exercise significant influence over the investee's operating and financial policies.

Impairment Testing of Investments

We review our investment portfolio each reporting period to determine whether there are identified events or circumstances that would indicate there is a decline in the fair value that would be considered other than temporary. For our nonpublic investments, if there are no identified events or circumstances that would have a significant adverse effect on the fair value of the investment, then the fair value is not estimated. If an investment is deemed to have experienced an other-than-temporary decline below its cost basis, we reduce the carrying amount of the investment to its quoted or estimated fair value, as applicable, and establish a new cost basis for the investment. For our AFS and cost method investments, we record the impairment to investment income (loss), net. For our equity method investments, we record the impairment to other income (expense), net.

Property and Equipment

Property and equipment are stated at cost. We capitalize improvements that extend asset lives and expense repairs and maintenance costs as incurred. For assets that are sold or retired, we remove the applicable cost and accumulated depreciation and, unless the gain or loss on disposition is presented separately, we recognize it as a component of depreciation expense.

We capitalize the costs associated with the construction of and improvements to our cable transmission and distribution facilities, costs associated with acquiring and deploying new customer premise equipment, and costs associated with installation of our services in accordance with accounting guidance related to cable television companies. Costs capitalized include all direct labor and materials, as well as various indirect costs. All costs incurred in connection with subsequent disconnects and reconnects are expensed as they are incurred. We record depreciation using the straight-line method over the asset's estimated useful life.

We evaluate the recoverability of our property and equipment whenever events or substantive changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is based on the cash flows generated by the underlying asset groups, including estimated future operating results, trends or other determinants of fair value. If the total of the expected future undiscounted cash flows were less than the carrying amount of the asset group, we would recognize an impairment charge to the extent the carrying amount of the asset group exceeded its estimated fair value. Unless presented separately, the impairment charge is included as a component of depreciation expense.

Goodwill and Intangible Assets

We assess the recoverability of our goodwill annually, or more frequently whenever events or substantive changes in circumstances indicate that an asset might be impaired. We test goodwill for impairment at the reporting unit level. To determine our reporting units, we evaluate the components one level below the segment level and we aggregate the components if they have similar economic characteristics. As a result of this assessment, our reporting units are the same as our five reportable segments. We evaluate the determination of our reporting units used to test for impairment periodically or whenever events or changes in circumstances occur. The assessment of recoverability may first consider qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A quantitative assessment is performed if the qualitative assessment results in a more likely than not determination or if a qualitative assessment is not performed. The quantitative assessment considers if the carrying amount of a reporting unit exceeds its fair value, in which case an impairment charge is recorded to the extent the carrying amount of the reporting unit's goodwill exceeds its implied fair value. Unless presented separately, the impairment charge is included as a component of amortization expense.

Indefinite-Lived Intangible Assets

Indefinite-lived intangible assets consist of our cable franchise rights, as well as trade names and FCC licenses. Our cable franchise rights represent the value we attributed to agreements with state and local authorities that allow access to homes and businesses in cable service areas acquired in business combinations. We do not amortize our franchise rights because we have determined that they meet the definition of indefinite-lived intangible assets since there are no legal, regulatory, contractual, competitive, economic or other factors which limit the period over which these rights will contribute to our cash flows. We reassess this determination periodically or whenever events or substantive changes in circumstances occur. Costs we incur in negotiating and renewing cable franchise agreements are included in other intangible assets and are generally amortized on a straight-line basis over the term of the franchise agreement.

We assess the recoverability of our franchise rights and other indefinite-lived intangible assets annually, or more frequently whenever events or substantive changes in circumstances indicate that the assets might be impaired. The assessment of recoverability may first consider qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. A quantitative assessment is performed if the qualitative assessment results in a more likely than not determination or if a qualitative assessment is not performed. When performing a quantitative assessment, we estimate the fair value of our cable franchise rights and other indefinite-lived intangible assets primarily based on a discounted cash flow analysis. In analyzing the fair values indicated under the discounted cash flow models, we also consider multiples of operating income before depreciation and amortization generated by the underlying assets, current market transactions, and profitability information. If the value of our cable franchise rights or other indefinite-lived intangible assets were less than the carrying amount, we would recognize an impairment charge for the difference between the estimated fair value and the carrying value of the assets. We also evaluate the unit of account used to test for impairment of our cable franchise rights and other indefinite-lived intangible assets periodically or whenever events or substantive changes in circumstances occur to ensure impairment testing is performed at an appropriate level. The Cable Communications divisions represent the unit of account we use to test for impairment for our cable franchise rights. Unless presented separately, the impairment charge is included as a component of amortization expense.

Finite-Lived Intangible Assets

Finite-lived intangible assets subject to amortization consist primarily of customer relationships acquired in business combinations, cable franchise renewal costs, contractual operating rights, intellectual property rights and software. Our finite-lived intangible assets are amortized primarily on a straight-line basis over their estimated useful life or the term of the respective agreement.

We capitalize direct development costs associated with internal-use software, including external direct costs of material and services and payroll costs for employees devoting time to these software projects. We also capitalize costs associated with the purchase of software licenses. We include these costs in other intangible assets and amortize them on a straight-line basis over a period not to exceed five years, beginning when the asset is substantially ready for use. We expense maintenance and training costs, as well as costs incurred during the preliminary stage of a project, as they are incurred. We capitalize initial operating system software costs and amortize them over the life of the associated hardware.

We evaluate the recoverability of our intangible assets subject to amortization whenever events or substantive changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is based on the cash flows generated by the underlying asset groups, including estimated future operating results, trends or other determinants of fair value. If the total of the expected future undiscounted cash flows were less than the carrying amount of the asset group, we would recognize an impairment charge to the extent the carrying amount of the asset group exceeds its estimated fair value. Unless presented separately, the impairment charge is included as a component of amortization expense.

Asset Retirement Obligations

Asset Retirement Obligations

Certain of our cable franchise agreements and lease agreements contain provisions requiring us to restore facilities or remove property in the event that the franchise or lease agreement is not renewed. We expect to continually renew our cable franchise agreements and therefore cannot reasonably estimate any liabilities associated with such agreements. A remote possibility exists that franchise agreements could be terminated unexpectedly, which could result in us incurring significant expense in complying with restoration or removal provisions. The disposal obligations related to our properties are not material to our consolidated financial statements. We do not have any significant liabilities related to asset retirements recorded in our consolidated financial statements.

Revenue Recognition

Revenue Recognition

Cable Communications Segment

Our Cable Communications segment generates revenue primarily from subscriptions to our video, high-speed Internet and voice services (“cable services”) and from the sale of advertising. We recognize revenue from cable services as each service is provided. Customers are typically billed in advance on a monthly basis. We manage credit risk by screening applicants through the use of internal customer information, identification verification tools and credit bureau data. If a customer's account is delinquent, various measures are used to collect outstanding amounts, including termination of the customer's cable services. Since installation revenue obtained from the connection of customers to our cable systems is less than related direct selling costs, we recognize revenue as connections are completed.

As part of our distribution agreements with cable networks, we generally receive an allocation of scheduled advertising time that we may sell to local, regional and national advertisers. We recognize advertising revenue when the advertising is aired and based on the broadcast calendar. In most cases, the available advertising time is sold by our sales force. In some cases, we work with representation firms as an extension of our sales force to sell a portion of the advertising time allocated to us. We also coordinate the advertising sales efforts of other multichannel video providers in some markets. Since we are acting as the principal in these arrangements, we report the advertising that is sold as revenue and the fees paid to representation firms and multichannel video providers as other operating and administrative expenses.

Revenue earned from other sources is recognized when services are provided or events occur. Under the terms of our cable franchise agreements, we are generally required to pay to the franchising authority an amount based on our gross video revenue. We normally pass these fees through to our cable customers and classify the fees as a component of revenue with the corresponding costs included in other operating and administrative expenses. We present other taxes imposed on a revenue-producing transaction as revenue if we are acting as the principal or as a reduction to other operating and administrative expenses if we are acting as an agent.

Cable Networks and Broadcast Television Segments

Our Cable Networks segment generates revenue primarily from the distribution of our cable network programming to multichannel video providers, the sale of advertising and the licensing of our owned programming. Our Broadcast Television segment generates revenue primarily from the sale of advertising and the licensing of our owned programming. We recognize revenue from distributors as programming is provided, generally under multiyear distribution agreements. From time to time, the distribution agreements expire while programming continues to be provided to the distributor based on interim arrangements while the parties negotiate new contract terms. Revenue recognition is generally limited to current payments being made by the distributor, typically under the prior contract terms, until a new contract is negotiated, sometimes with effective dates that affect prior periods. Differences between actual amounts determined upon resolution of negotiations and amounts recorded during these interim arrangements are recorded in the period of resolution.

Advertising revenue for our Cable Networks and Broadcast Television segments is recognized in the period in which commercials are aired or viewed. In some instances, we guarantee viewer ratings for the commercials. To the extent there is a shortfall in the ratings that were guaranteed, a portion of the revenue is deferred until the shortfall is settled, primarily by providing additional advertising time. We record revenue from the licensing of our owned programming when the content is available for use by the licensee, and when certain other conditions are met. When license fees include advertising time, we recognize the advertising time component of revenue when the advertisements are aired.

Filmed Entertainment Segment

Our Filmed Entertainment segment generates revenue primarily from the worldwide distribution of our owned and acquired films for exhibition in movie theaters, the licensing of our owned and acquired films to cable, broadcast and premium networks and digital distributors, and the sale of our owned and acquired films on both DVD and Blu-ray discs (together, “DVDs”) and through digital distributors. We also generate revenue from producing and licensing live stage plays and distributing filmed entertainment produced by third parties. We recognize <>revenue from the distribution of films to movie theaters when the films are exhibited. We record revenue from the licensing of a film when the film is available for use by the licensee, and when certain other conditions are met. We recognize revenue from DVD sales, net of estimated returns and customer incentives, on the date that DVDs are delivered to and made available for sale by retailers.

Theme Parks Segment

Our Theme Parks segment generates revenue primarily from theme park attendance and per capita spending at our Universal theme parks in Orlando and Hollywood, as well as from licensing and other fees. We recognize <>revenue from advance theme park ticket sales when the tickets are used. For annual passes, we recognize revenue on a straight-line basis over the annual period following the initial redemption date.

Cable Communications Programming Expenses

Cable Communications Programming Expenses

Cable Communications programming expenses are the fees we pay to license the programming we distribute to our video customers. Programming is acquired for distribution to our video customers, generally under multiyear distribution agreements, with rates typically based on the number of customers that receive the programming, adjusted for channel positioning and the extent of distribution. From time to time these contracts expire and programming continues to be provided under interim arrangements while the parties negotiate new contractual terms, sometimes with effective dates that affect prior periods. While payments are typically made under the prior contract's terms, the amount of our programming expenses recorded during these interim arrangements is based on our estimates of the ultimate contractual terms expected to be negotiated. Differences between actual amounts determined upon resolution of negotiations and amounts recorded during these interim arrangements are recorded in the period of resolution.

When our Cable Communications segment receives incentives from cable networks for the licensing of their programming, we defer a portion of these incentives, which are included in other current and noncurrent liabilities, and recognize them over the term of the contract as a reduction to programming and production expenses.

Advertising Expenses	Advertising Expenses Advertising costs are expensed as incurred.
Share-Based Compensation

Our share-based compensation primarily consists of awards of stock options and RSUs to certain employees and directors as part of our approach to long-term incentive compensation. Awards generally vest over a period of five years and in the case of stock options, have a ten year term. Additionally, through our employee stock purchase plans, employees are able to purchase shares of Comcast Class A common stock at a discount through payroll deductions.

The cost associated with our share-based compensation is based on an award's estimated fair value at the date of grant and is recognized over the period in which any related services are provided. We use the Black-Scholes option pricing model to estimate the fair value of stock option awards. RSUs are valued based on the closing price of our Class A common stock on the date of grant and are discounted for the lack of dividends, if any, during the vesting period. The table below presents the weighted-average fair value on the date of grant of RSUs and Class A common stock options awarded under our various plans and the related weighted-average valuation assumptions.

Postretirement and Pension Benefits

Postretirement Benefit Plans

The Comcast Postretirement Healthcare Stipend Program (the “stipend plan”) covers substantially all of our employees, other than those of NBCUniversal, who meet certain age and service requirements. The stipend plan provides an annual stipend for reimbursement of healthcare costs to each eligible employee based on years of service. Under the stipend plan, we are not exposed to the increasing costs of healthcare because the benefits are fixed at a predetermined amount. A small number of eligible employees participate in legacy plans of acquired companies.

NBCUniversal has postretirement medical and life insurance plans that provide continuous coverage to employees eligible to receive such benefits and give credit for length of service provided before the close of the NBCUniversal transaction. Certain covered employees also retain the right, following retirement, to elect to participate in corresponding plans sponsored by GE. To the extent that NBCUniversal's employees make such elections, NBCUniversal will reimburse GE for any amounts due.

All of our postretirement benefit plans are unfunded and substantially all of our postretirement benefit obligations are recorded to noncurrent liabilities. The expense we recognize related to our postretirement benefit plans is determined using certain assumptions, including the discount rate.

Pension Plans

We and NBCUniversal sponsor various defined benefit plans for which future benefits have been frozen. The expense we recognize related to our defined benefit plans is determined using certain assumptions, including the discount rate and the expected long-term rate of return on plan assets. We cease to recognize service costs associated with our defined benefit plans following the date on which future benefits are frozen. We recognize the funded or unfunded status of our defined benefit plans as an asset or liability in our consolidated balance sheet and recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income (loss). In the event of a defined benefit plan termination, we expect to fully fund and settle the plan within 180 days of approval by the Internal Revenue Service (“IRS”) and the Pension Benefit Guaranty Corporation (“PBGC”).

NBCUniversal has a qualified and a nonqualified defined benefit plan that each provide a lifetime income benefit based on an individual's length of service and related compensation. In October 2012, NBCUniversal provided notice to its plan participants of an amendment to both the qualified and nonqualified NBCUniversal defined benefit plans that froze future benefits effective December 31, 2012. In 2012, NBCUniversal has funded its qualified plan with sufficient contributions to meet its funding requirements through 2013. The nonqualified NBCUniversal plan is unfunded. NBCUniversal is also obligated to reimburse GE for future benefit payments to those participants who were vested in the supplemental pension plan sponsored by GE at the time of the close of the NBCUniversal transaction.

We also sponsor a qualified pension plan and a nonqualified pension plan that together provide benefits to former AT&T Broadband employees.

Income Taxes

We base our provision for income taxes on our current period income, changes in our deferred income tax assets and liabilities, income tax rates, changes in estimates of our uncertain tax positions, and tax planning opportunities available in the jurisdictions in which we operate. We recognize deferred tax assets and liabilities when there are temporary differences between the financial reporting basis and tax basis of our assets and liabilities and for the expected benefits of using net operating loss carryforwards. When a change in the tax rate or tax law has an impact on deferred taxes, we apply the change based on the years in which the temporary differences are expected to reverse. We record the change in our consolidated financial statements in the period of enactment.

Income tax consequences that arise in connection with a business combination include identifying the tax basis of assets and liabilities acquired and any contingencies associated with uncertain tax positions assumed or resulting from the business combination. Deferred tax assets and liabilities related to temporary differences of an acquired entity are recorded as of the date of the business combination and are based on our estimate of the ultimate tax basis that will be accepted by the various taxing authorities. We record liabilities for contingencies associated with prior tax returns filed by the acquired entity based on criteria set forth in the appropriate accounting guidance. We adjust the deferred tax accounts and the liabilities periodically to reflect any revised estimated tax basis and any estimated settlements with the various taxing authorities. The effects of these adjustments are recorded to income tax expense.

From time to time, we engage in transactions in which the tax consequences may be subject to uncertainty. In these cases, we evaluate our tax positions using the recognition threshold and the measurement attribute in accordance with the accounting guidance related to uncertain tax positions. Examples of these transactions include business acquisitions and disposals, including consideration paid or received in connection with these transactions, and certain financing transactions. Significant judgment is required in assessing and estimating the tax consequences of these transactions. We determine whether it is more likely than not that a tax position will be sustained on examination, including the resolution of any related appeals or litigation processes, based on the technical merits of the position.  A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in our financial statements.  We classify interest and penalties, if any, associated with our uncertain tax positions as a component of income tax expense.

Derivative Financial Instruments

Derivative Financial Instruments

We use derivative financial instruments to manage our exposure to the risks associated with fluctuations in interest rates, foreign exchange rates and equity prices. Our objective is to manage the financial and operational exposure arising from these risks by offsetting gains and losses on the underlying exposures with gains and losses on the derivatives used to economically hedge them.

Our derivative financial instruments are recorded on our consolidated balance sheet at fair value. See Note 6 for additional information on the derivative component of our prepaid forward sale agreements. The impact of our other derivative financial instruments on our consolidated financial statements was not material during the years ended December 31, 2012, 2011 and 2010.

Receivables Monetization

NBCUniversal monetizes certain of its accounts receivable under programs with a syndicate of banks. We account for receivables monetized through these programs as sales in accordance with the appropriate accounting guidance. We receive deferred consideration from the assets sold in the form of a receivable, which is funded by residual cash flows after the senior interests have been fully paid. The deferred consideration is included in receivables, net at its initial fair value, which reflects the net cash flows we expect to receive related to these interests. The accounts receivable we sold that underlie the deferred consideration are generally short-term in nature and, therefore, the fair value of the deferred consideration approximated its carrying value as of December 31, 2012.

NBCUniversal is responsible for servicing the receivables and remitting collections to the purchasers under the monetization programs. NBCUniversal performs this service for a fee that is equal to the prevailing market rate for such services. As a result, no servicing asset or liability has been recorded on our consolidated balance sheet as of December 31, 2012 and 2011.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Computation of diluted EPS
Computation of Diluted EPS
	2012			2011			2010
Year ended December 31 (in millions, except per share data)	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount
Basic EPS attributable to Comcast Corporation shareholders	$6,203	2,678	$2.32	$4,160	2,746	$1.51	$3,635	2,808	$1.29
Effect of dilutive securities:
Assumed exercise or issuance of shares relating to stock plans		39			32			12
Diluted EPS attributable to Comcast Corporation shareholders	$6,203	2,717	$2.28	$4,160	2,778	$1.50	$3,635	2,820	$1.29

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of purchase price allocation
Consideration Transferred
(in millions)
Cash	$6,120
Fair value of 49% of the Comcast Content Business	4,308
Fair value of contingent consideration	590
Fair value of redeemable noncontrolling interest associated with net assets acquired	13,071
Total	$24,089

Allocation of Purchase Price
(in millions)
Film and television costs	$5,049
Investments	4,339
Property and equipment	2,322
Intangible assets	14,585
Working capital	(1,734)
Long-term debt	(9,115)
Deferred income tax liabilities	(35)
Other noncurrent assets and liabilities	(2,005)
Noncontrolling interests acquired	(262)
Fair value of identifiable net assets acquired	13,144
Goodwill	10,945
Total	$24,089

Consideration Transferred
(in millions)
Cash	$1,019
Fair value of 50% equity method investment in Universal Orlando	1,039
Total	$2,058

Allocation of Purchase Price
(in millions)
Property and equipment	$2,422
Intangible assets	591
Working capital	241
Long-term debt	(1,503)
Deferred revenue	(90)
Other noncurrent assets and liabilities	(580)
Noncontrolling interests acquired	(5)
Fair value of identifiable net assets acquired	1,076
Goodwill	982
Total	$2,058

Transaction-Related Expenses
Year ended December 31 (in millions)	2011	2010
Other operating and administrative expenses	$155	$80
Other expense	16	129
Interest expense	-	7
Total	$171	$216

Unaudited Pro Forma Information
Year ended December 31 (in millions, except per share amounts)	2011	2010
Revenue	$57,661	$55,054
Net income	$5,169	$4,584
Net income attributable to Comcast Corporation	$4,149	$3,844
Basic earnings per common share attributable to Comcast Corporation shareholders	$1.51	$1.37
Diluted earnings per common share attributable to Comcast Corporation shareholders	$1.49	$1.36

Film and Television Costs (Tables)	12 Months Ended
Dec. 31, 2012
Film And Television Costs [Abstract]
Film and Television Costs

December 31 (in millions)	2012	2011
Film Costs:
Released, less amortization	$1,472	$1,428
Completed, not released	99	148
In production and in development	1,048	1,374
	2,619	2,950
Television Costs:
Released, less amortization	1,124	1,002
In production and in development	334	201
	1,458	1,203
Programming rights, less amortization	1,886	2,061
	5,963	6,214
Less: Current portion of programming rights	909	987
Film and television costs	$5,054	$5,227

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Investment Summary
December 31 (in millions)	2012	2011
Fair Value Method	$4,493	$3,028
Equity Method:
A&E Television Networks	-	2,021
SpectrumCo	10	1,417
The Weather Channel	471	463
MSNBC.com	-	174
Clearwire LLC	-	69
Other	683	736
	1,164	4,880
Cost Method:
AirTouch	1,538	1,523
Other	594	477
	2,132	2,000
Total investments	7,789	9,908
Less: Current investments	1,464	54
Noncurrent investments	$6,325	$9,854

Prepaid Forward Sale Agreements
Prepaid Forward Sale Agreements
December 31 (in millions)	2012	2011
Assets:
Fair value equity securities held	$4,143	$2,984

Liabilities:
Obligations under prepaid forward sale agreements	$1,248	$1,177
Derivative component of prepaid forward sale agreements	2,302	1,228
Total liabilities	$3,550	$2,405

Investment Income (Loss), Net
Investment Income (Loss), Net
Year ended December 31 (in millions)	2012	2011	2010
Gains on sales and exchanges of investments, net	$30	$41	$13
Investment impairment losses	(24)	(5)	(24)
Unrealized gains (losses) on securities underlying prepaid forward sale agreements	1,159	192	874
Mark to market adjustments on derivative component of prepaid forward sale
agreements and indexed debt instruments	(1,071)	(119)	(665)
Interest and dividend income	119	110	94
Other, net	6	(60)	(4)
Investment income (loss), net	$219	$159	$288

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment
December 31 (in millions)	Weighted-Average Original Useful Life as of December 31, 2012	2012	2011
Cable distribution system	11 years	$29,528	$28,781
Customer premises equipment	6 years	24,763	23,552
Other equipment	5 years	5,909	5,685
Buildings and leasehold improvements	14 years	5,468	5,094
Land	-	989	975
Property and equipment, at cost		66,657	64,087
Less: Accumulated depreciation		39,425	36,528
Property and equipment, net		$27,232	$27,559

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets [Abstract]
Schedule of Goodwill
Goodwill
		NBCUniversal
(in millions)	Cable Communications	Cable Networks	Broadcast Television	Filmed Entertainment	Theme Parks	Corporate and Other	Total
Balance, December 31, 2010	$12,207	$2,564	$-	$-	$-	$187	$14,958
Acquisitions:
NBCUniversal	-	10,180	765	-	-	-	10,945
Universal Orlando	-	-	-	-	1,140	-	1,140
Other	-	-	7	1	-	-	8
Dispositions	-	-	-	-	-	(174)	(174)
Adjustments	1	-	-	-	-	(4)	(3)
Balance, December 31, 2011	12,208	12,744	772	1	1,140	9	26,874
Acquisitions:
MSNBC.com	-	227	-	-	-	-	227
Other	-	79	-	-	-	-	79
Dispositions	(1)	-	-	-	-	-	(1)
Adjustments	(1)	(24)	(11)	-	(158)	-	(194)
Balance, December 31, 2012	$12,206	$13,026	$761	$1	$982	$9	$26,985

Other Intangible Assets
Intangible Assets
		2012			2011
December 31 (in millions)	Weighted-Average Original Useful Life as of December 31, 2012	Gross Carrying Amount		Accumulated Amortization	Gross Carrying Amount		Accumulated Amortization
Indefinite-Lived Intangible Assets:
Franchise rights	N/A	$59,364	$		$59,376	$
Trade names	N/A	3,080			3,006
FCC licenses	N/A	636			636
Finite-Lived Intangible Assets:
Customer relationships	18 years	14,970		(3,971)	15,079		(3,387)
Cable franchise renewal costs and contractual operating rights	10 years	1,257		(676)	1,152		(581)
Software	5 years	3,795		(2,123)	3,234		(1,839)
Patents and other technology rights	9 years	350		(283)	344		(256)
Other agreements and rights	14 years	1,414		(609)	1,379		(602)
Total		$84,866		$(7,662)	$84,206		$(6,665)

Amortization of Intangible Assets
Estimated Amortization Expense of Finite-Lived Intangibles
(in millions)
2013	$1,463
2014	$1,285
2015	$1,139
2016	$995
2017	$848

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Debt
Long-Term Debt Outstanding
December 31 (in millions)	Weighted-Average Interest Rate as of December 31, 2012		2012	2011
Commercial paper	N/A		$-	$550
Senior notes with maturities of 5 years or less	5.858	%(c)	12,991	11,347
Senior notes with maturities between 6 and 10 years	5.379%		10,334	10,689
Senior notes with maturities greater than 10 years(a)	6.007%		16,801	16,115
Other, including capital lease obligations	–		332	608
Total debt	5.60	%(b)	40,458	39,309
Less: Current portion			2,376	1,367
Long-term debt			$38,082	$37,942
(a) For both the December 31, 2012 and 2011 amounts include £625 million of 5.50% notes due 2029 translated at $1 billion, using the exchange rates as of these dates.
(b) Includes the effects of our derivative financial instruments.
(c) The senior notes with maturities of five years or less as of December 31, 2012 were as follows:

Debt Maturities
(in millions)	Weighted-Average Interest Rate
2013	8.081%	$2,346
2014	3.698%	$1,945
2015	5.882%	$3,363
2016	4.474%	$2,791
2017	6.944%	$2,546

Debt Borrowings
2012 Debt Borrowings
Year ended December 31, 2012 (in millions)
Comcast 4.650% senior notes due 2042	$1,250
Comcast 3.125% senior notes due 2022	1,000
NBCUniversal 2.875% senior notes due 2023	1,000
NBCUniversal 4.450% senior notes due 2043	1,000
Comcast 5% senior notes due 2061	288
Other	6
Total	$4,544

Debt Repayments and Repurchases
2012 Debt Repayments and Redemptions
Year ended December 31, 2012 (in millions)
Comcast 7% senior notes due 2055	$1,125
Comcast 6.625% senior notes due 2056	575
Comcast 9.8% senior notes due 2012	553
Universal Orlando 8.875% senior notes due 2015	260
Comcast 10.625% senior subordinated debentures due 2012	202
Universal Orlando 10.875% senior subordinated notes due 2016	146
Other	20
Total	$2,881

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Assets and Liabilities Measured on Recurring Basis
Recurring Fair Value Measures
	Fair Value as of December 31, 2012				Fair Value as of December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Trading securities	$4,027	$-	$-	$4,027	$2,895	$-	$-	$2,895
Available-for-sale securities	367	76	21	464	90	20	21	131
Interest rate swap agreements	-	210	-	210	-	246	-	246
Cross-currency swap agreements	-	30	-	30	-	-	-	-
Foreign exchange contracts	-	6	-	6	-	10	-	10
Equity warrants	-	-	2	2	-	-	2	2
Total	$4,394	$322	$23	$4,739	$2,985	$276	$23	$3,284
Liabilities
Derivative component of prepaid forward sale agreements and indexed debt instruments	$-	$2,305	$-	$2,305	$-	$1,234	$-	$1,234
Contractual obligations	-	-	1,055	1,055	-	-	1,004	1,004
Contingent consideration	-	-	587	587	-	-	583	583
Foreign exchange contracts	-	14	-	14	-	8	-	8
Cross-currency swap agreements	-	-	-	-	-	69	-	69
Total	$-	$2,319	$1,642	$3,961	$-	$1,311	$1,587	$2,898

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Changes in Contractual Obligations and Contingent Consideration
(in millions)	Contractual Obligations	Contingent Consideration
Balance, December 31, 2011	$1,004	$583
Acquisition accounting adjustments	(47)	-
Fair value adjustments	186	137
Payments	(88)	(133)
Balance, December 31, 2012	$1,055	$587

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests [Abstract]
Schedule Summarizing Changes in Equity Resulting from Net Income Attributable to Parent and Transfers to or from Noncontrolling Interests
Changes in Equity
Year ended December 31 (in millions)	2012	2011
Net income attributable to Comcast Corporation	$6,203	$4,160
Transfers from (to) noncontrolling interests:
Increase in Comcast Corporation additional paid-in capital resulting from the
issuance of noncontrolling equity interest	-	1,650
Increase in Comcast Corporation additional paid-in capital resulting from the
purchase of noncontrolling interest	2	-
Changes in equity resulting from net income attributable to Comcast Corporation and
transfers from (to) noncontrolling interests	$6,205	$5,810

Postretirement, Pension and Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Postretirement and Pension Plans
Condensed Information on Our Pension Benefit Plans
	2012		2011		2010
Year ended December 31 (in millions)	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits
Benefit obligation	$703	$805	$618	$638	$424	$197
Fair value of plan assets(a)	-	403	-	176	-	183
Plan funded status and recorded
benefit obligation	(703)	(402)	(618)	(462)	(424)	(14)
Portion of benefit obligation not yet
recognized in benefit expense	17	151	(17)	137	(18)	51
Benefits expense(b)	60	163	47	117	50	1
Discount rate	4.25%	3.25-4.25%	4.75%	4.75-5.25%	5.50%	5.25%
Expected return on plan assets	N/A	5.00%	N/A	6.50%	N/A	8.00%

Deferred Compensation Plans
Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$1,247	$1,059	$935
Interest expense	$107	$99	$88

Benefit Obligation and Expense for Our Split-Dollar Life Insurance Agreements
Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$202	$169	$164
Other operating and administrative expenses	$58	$27	$16

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity
Changes in Common Stock
Common Stock Outstanding
(in millions)	A	A Special	B
Balance, January 1, 2010	2,063	765	9
Stock compensation plans	6	-	-
Repurchases and retirements of common stock	-	(70)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2010	2,072	695	9
Stock compensation plans	20	1	-
Repurchases and retirements of common stock	-	(95)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2011	2,095	601	9
Stock compensation plans	24	3	-
Repurchases and retirements of common stock	-	(96)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2012	2,122	508	9

Aggregate Share Repurchases
Share Repurchases
Year ended December 31 (in millions)	2012	2011	2010
Consideration	$3,000	$2,141	$1,200
Shares repurchased	96	95	70

Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
December 31 (in millions)	2012	2011
Unrealized gains (losses) on marketable securities	$182	$22
Deferred gains (losses) on cash flow hedges	(67)	(110)
Unrecognized gains (losses) on employee benefit obligations	(95)	(58)
Cumulative translation adjustments	(5)	(6)
Accumulated other comprehensive income (loss), net of deferred taxes	$15	$(152)

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Recognized Share-Based Compensation Expense
Recognized Share-Based Compensation Expense
Year ended December 31 (in millions)	2012	2011	2010
Stock options	$131	$116	$103
Restricted share units	154	149	136
Employee stock purchase plans	16	13	12
Total	$301	$278	$251

Stock Option Fair Value and Significant Assumptions
	2012	2011	2010
RSUs fair value	$27.80	$22.78	$16.94
Stock options fair value	$7.38	$6.96	$5.11
Stock Option Valuation Assumptions:
Dividend yield	2.2%	1.8%	2.1%
Expected volatility	29.0%	28.1%	28.0%
Risk-free interest rate	1.7%	2.8%	3.4%
Expected option life (in years)	7.0	7.0	7.0

Stock Option Activity
2012 Stock Options and Restricted Share Units
As of December 31, 2012, unless otherwise stated (in millions, except per share data)	Stock Options	RSUs
Awards granted during 2012	22	8
Weighted-average exercise price	$30.00
Weighted-average fair value at grant date		$27.80

Stock options outstanding and nonvested RSUs(a)	113	29
Weighted-average exercise price of stock options outstanding	$21.86
Weighted-average fair value at grant date of nonvested RSUs		$20.90

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax Expense
Components of Income Tax Expense
Year ended December 31 (in millions)	2012	2011	2010
Current expense (benefit):
Federal	$3,004	$1,480	$1,502
State	432	359	385
Foreign	169	153	-
	3,605	1,992	1,887
Deferred expense (benefit):
Federal	160	658	463
State	(40)	371	86
Foreign	19	29	-
	139	1,058	549
Income tax expense	$3,744	$3,050	$2,436

Schedule of Items That Effect Income Tax Expense
Year ended December 31 (in millions)	2012	2011	2010
Federal tax at statutory rate	$4,063	$2,872	$2,136
State income taxes, net of federal benefit	178	354	204
Foreign income taxes, net of federal credit	92	89	-
Nontaxable income attributable to noncontrolling interests	(620)	(410)	2
Adjustments to uncertain and effectively settled tax positions, net	114	77	37
Accrued interest on uncertain and effectively settled tax positions, net	23	66	60
Other	(106)	2	(3)
Income tax expense	$3,744	$3,050	$2,436

Components of Net Deferred Tax Liability
Components of Net Deferred Tax Liability
December 31 (in millions)	2012	2011
Deferred Tax Assets:
Net operating loss carryforwards	$491	$468
Differences between book and tax basis of long-term debt	109	114
Nondeductible accruals and other	1,771	1,583
Less: Valuation allowance	355	297
	2,016	1,868
Deferred Tax Liabilities:
Differences between book and tax basis of property and equipment and intangible assets	29,185	29,185
Differences between book and tax basis of investments	848	616
Differences between book and tax basis of indexed debt securities	587	560
Differences between book and tax outside basis of NBCUniversal	1,413	1,214
	32,033	31,575
Net deferred tax liability	$30,017	$29,707

Reconciliation of Unrecognized Tax Benefits
Reconciliation of Unrecognized Tax Benefits
(in millions)	2012	2011	2010
Balance, January 1	$1,435	$1,251	$1,185
Additions based on tax positions related to the current year	154	87	69
Additions based on tax positions related to the prior years	79	75	59
Additions from acquired subsidiaries	-	57	-
Reductions for tax positions of prior years	(60)	(22)	(28)
Reductions due to expiration of statute of limitations	(3)	(5)	(24)
Settlements with taxing authorities	(32)	(8)	(10)
Balance, December 31	$1,573	$1,435	$1,251

Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Receivable
Receivables
December 31 (in millions)	2012	2011
Receivables, gross	$6,026	$5,279
Less: Allowance for returns and customer incentives	307	425
Less: Allowance for doubtful accounts	198	202
Receivables, net	$5,521	$4,652

Cash Payments For Interest and Income Taxes
Cash Payments for Interest and Income Taxes
Year ended December 31 (in millions)	2012	2011	2010
Interest	$2,314	$2,441	$1,983
Income taxes	$2,841	$1,626	$1,864

Receivables Monetization (Tables)	12 Months Ended
Dec. 31, 2012
Receivables Monetization [Abstract]
Effect on Income From Receivables Monetization and Cash Flows on Transfers
Effect on Income from Receivables Monetization and Cash Flows on Transfers
Year ended December 31 (in millions)	2012	2011
Interest (expense)	$(12)	$-
Net (loss) gain on sale(a)	$(1)	$(36)
Net cash proceeds (payments) on transfers(b)	$(86)	$(237)

Receivables Monetized and Deferred Consideration
Receivables Monetized and Deferred Consideration
December 31 (in millions)	2012	2011
Monetized receivables sold	$791	$961
Deferred consideration	$274	$268

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments Disclosure [Table Text Block]
As of December 31, 2012 (in millions)	Programming and Talent Commitments	Operating Leases
2013	$3,789	$497
2014	$3,495	$439
2015	$2,301	$380
2016	$3,291	$354
2017	$2,078	$329
Thereafter	$15,478	$1,218

Rental Expense [Table Text Block]
The table below presents our rental expense charged to operations.

Year ended December 31 (in millions)	2012	2011	2010
Rental expense	$688	$570	$424

Financial Data by Business Segment (Tables)	12 Months Ended
Dec. 31, 2012
Financial Data By Business Segment [Abstract]
Financial Data by Business Segment
(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2012
Cable Communications(a)	$39,604	$16,255	$6,405	$9,850	$4,921	$127,044
NBCUniversal
Cable Networks(b)	8,773	3,292	741	2,551	150	29,674
Broadcast Television(c)	8,154	369	91	278	65	6,376
Filmed Entertainment	5,159	79	16	63	7	3,769
Theme Parks	2,085	953	268	685	272	6,266
Headquarters and Other(e)	43	(603)	210	(813)	269	8,938
Eliminations(f)	(402)	17	-	17	-	(561)
NBCUniversal	23,812	4,107	1,326	2,781	763	54,462
Corporate and Other	498	(376)	67	(443)	30	6,000
Eliminations(f)	(1,344)	(9)	-	(9)	-	(22,535)
Comcast Consolidated	$62,570	$19,977	$7,798	$12,179	$5,714	$164,971

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2011
Cable Communications(a)	$37,226	$15,288	$6,395	$8,893	$4,806	$120,729
NBCUniversal
Cable Networks(b)	8,108	3,185	718	2,467	48	29,578
Broadcast Television	5,935	138	79	59	61	6,213
Filmed Entertainment	4,239	27	19	8	6	3,891
Theme Parks(d)	1,874	830	201	629	154	6,197
Headquarters and Other(e)	45	(484)	168	(652)	165	5,443
Eliminations(f)	(941)	(234)	(53)	(181)	-	(538)
NBCUniversal	19,260	3,462	1,132	2,330	434	50,784
Corporate and Other	558	(416)	93	(509)	67	6,224
Eliminations(f)	(1,202)	23	16	7	-	(19,919)
Comcast Consolidated	$55,842	$18,357	$7,636	$10,721	$5,307	$157,818

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures
2010
Cable Communications(a)	$35,363	$14,302	$6,232	$8,070	$4,853
Cable Networks(b)	2,719	732	323	409	52
Corporate and Other	168	(438)	61	(499)	56
Eliminations(f)	(313)	-	-	-	-
Comcast Consolidated	$37,937	$14,596	$6,616	$7,980	$4,961

Cable Segment Revenue Sources
	2012	2011	2010
Residential:
Video	50.8%	52.7%	54.8%
High-speed Internet	24.1%	23.5%	22.5%
Voice	9.0%	9.4%	9.3%
Business services	6.1%	4.8%	3.6%
Advertising	5.8%	5.4%	5.7%
Other	4.2%	4.2%	4.1%
Total	100%	100%	100%

Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Quarterly Financial Information (Unaudited)
(in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
2012
Revenue	$14,878	$15,211	$16,544	$15,937	$62,570
Operating income	$2,758	$3,079	$3,048	$3,294	$12,179
Net income attributable to Comcast Corporation	$1,224	$1,348	$2,113	$1,518	$6,203
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.79	$0.57	$2.32
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.78	$0.56	$2.28
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1625	$0.1625	$0.1625	$0.1625	$0.65
2011
Revenue	$12,128	$14,333	$14,339	$15,042	$55,842
Operating income	$2,224	$2,938	$2,641	$2,918	$10,721
Net income attributable to Comcast Corporation	$943	$1,022	$908	$1,287	$4,160
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.51
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.50
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1125	$0.1125	$0.1125	$0.1125	$0.45

Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information [Abstract]
Schedule of Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet
December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Assets
Cash and cash equivalents	$-	$-	$-	$-	$5,129	$5,822	$-	$10,951
Investments	-	-	-	-	-	1,464	-	1,464
Receivables, net	-	-	-	-	3	5,518	-	5,521
Programming rights	-	-	-	-	-	909	-	909
Other current assets	233	-	14	4	51	844	-	1,146
Total current assets	233	-	14	4	5,183	14,557	-	19,991
Film and television costs	-	-	-	-	-	5,054	-	5,054
Investments	-	-	-	-	529	5,796	-	6,325
Investments in and amounts due from subsidiaries eliminated upon consolidation	74,227	87,630	96,853	50,242	38,464	73,298	(420,714)	-
Property and equipment, net	242	-	-	-	-	26,990	-	27,232
Franchise rights	-	-	-	-	-	59,364	-	59,364
Goodwill	-	-	-	-	-	26,985	-	26,985
Other intangible assets, net	12	-	-	-	-	17,828	-	17,840
Other noncurrent assets, net	1,130	147	1	-	152	1,650	(900)	2,180
Total assets	$75,844	$87,777	$96,868	$50,246	$44,328	$231,522	$(421,614)	$164,971

Liabilities and Equity
Accounts payable and accrued expenses related to trade creditors	$8	$-	$-	$-	$-	$6,198	$-	$6,206
Accrued participations and residuals	-	-	-	-	-	1,350	-	1,350
Accrued expenses and other current liabilities	1,290	275	210	54	263	4,690	-	6,782
Current portion of long-term debt	-	-	2,105	241	7	23	-	2,376
Total current liabilities	1,298	275	2,315	295	270	12,261	-	16,714
Long-term debt, less current portion	23,306	113	1,827	1,512	11,219	105	-	38,082
Deferred income taxes	-	754	-	-	78	30,035	(757)	30,110
Other noncurrent liabilities	1,884	-	-	-	926	10,604	(143)	13,271
Redeemable noncontrolling interests	-	-	-	-	-	16,998	-	16,998
Equity:
Common stock	31	-	-	-	-	-	-	31
Other shareholders’ equity	49,325	86,635	92,726	48,439	31,835	161,079	(420,714)	49,325
Total Comcast Corporation shareholders’ equity	49,356	86,635	92,726	48,439	31,835	161,079	(420,714)	49,356
Noncontrolling interests	-	-	-	-	-	440	-	440
Total equity	49,356	86,635	92,726	48,439	31,835	161,519	(420,714)	49,796
Total liabilities and equity	$75,844	$87,777	$96,868	$50,246	$44,328	$231,522	$(421,614)	$164,971

Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Assets
Cash and cash equivalents	$-	$-	$-	$-	$238	$1,382	$-	$1,620
Investments	-	-	-	-	-	54	-	54
Receivables, net	-	-	-	-	15	4,637	-	4,652
Programming rights	-	-	-	-	-	987	-	987
Other current assets	235	-	8	3	26	988	-	1,260
Total current assets	235	-	8	3	279	8,048	-	8,573
Film and television costs	-	-	-	-	-	5,227	-	5,227
Investments	-	-	-	-	505	9,349	-	9,854
Investments in and amounts due from subsidiaries eliminated upon consolidation	71,222	88,336	89,568	45,725	39,714	66,214	(400,779)	-
Property and equipment, net	262	-	-	-	-	27,297	-	27,559
Franchise rights	-	-	-	-	-	59,376	-	59,376
Goodwill	-	-	-	-	-	26,874	-	26,874
Other intangible assets, net	9	-	-	-	-	18,156	-	18,165
Other noncurrent assets, net	912	148	30	5	139	1,622	(666)	2,190
Total assets	$72,640	$88,484	$89,606	$45,733	$40,637	$222,163	$(401,445)	$157,818

Liabilities and Equity
Accounts payable and accrued expenses related to trade creditors	$10	$-	$-	$-	$-	$5,695	$-	$5,705
Accrued participations and residuals	-	-	-	-	-	1,255	-	1,255
Accrued expenses and other current liabilities	1,030	272	189	77	193	3,153	-	4,914
Current portion of long-term debt	26	202	-	554	550	35	-	1,367
Total current liabilities	1,066	474	189	631	743	10,138	-	13,241
Long-term debt, less current portion	22,451	111	3,953	1,764	9,142	521	-	37,942
Deferred income taxes	-	727	-	-	78	29,650	(523)	29,932
Other noncurrent liabilities	1,849	-	-	-	954	10,374	(143)	13,034
Redeemable noncontrolling interests	-	-	-	-	-	16,014	-	16,014
Equity:
Common stock	32	-	-	-	-	-	-	32
Other shareholders’ equity	47,242	87,172	85,464	43,338	29,720	155,085	(400,779)	47,242
Total Comcast Corporation shareholders’ equity	47,274	87,172	85,464	43,338	29,720	155,085	(400,779)	47,274
Noncontrolling interests	-	-	-	-	-	381	-	381
Total equity	47,274	87,172	85,464	43,338	29,720	155,466	(400,779)	47,655
Total liabilities and equity	$72,640	$88,484	$89,606	$45,733	$40,637	$222,163	$(401,445)	$157,818

Schedule of Condensed Consolidating Statement of Income
Condensed Consolidating Statement of Income
For the Year Ended December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$62,570	$-	$62,570
Management fee revenue	848	-	827	516	-	-	(2,191)	-
	848	-	827	516	-	62,570	(2,191)	62,570
Costs and Expenses:
Programming and production	-	-	-	-	-	19,929	-	19,929
Other operating and administrative	401	-	827	516	899	17,405	(2,191)	17,857
Advertising, marketing and promotion	-	-	-	-	-	4,807	-	4,807
Depreciation	30	-	-	-	-	6,120	-	6,150
Amortization	4	-	-	-	-	1,644	-	1,648
	435	-	827	516	899	49,905	(2,191)	50,391
Operating income (loss)	413	-	-	-	(899)	12,665	-	12,179
Other Income (Expense):
Interest expense	(1,430)	(23)	(329)	(135)	(425)	(179)	-	(2,521)
Investment income (loss), net	8	3	-	-	-	208	-	219
Equity in net income (losses) of
investees, net	6,858	6,536	6,665	4,909	4,402	4,014	(32,425)	959
Other income (expense), net	2	-	-	-	(14)	785	-	773
	5,438	6,516	6,336	4,774	3,963	4,828	(32,425)	(570)
Income (loss) before income taxes	5,851	6,516	6,336	4,774	3,064	17,493	(32,425)	11,609
Income tax (expense) benefit	352	7	115	47	(9)	(4,256)	-	(3,744)
Net income (loss)	6,203	6,523	6,451	4,821	3,055	13,237	(32,425)	7,865
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(1,662)	-	(1,662)
Net income (loss) attributable to
Comcast Corporation	$6,203	$6,523	$6,451	$4,821	$3,055	$11,575	$(32,425)	$6,203
Comprehensive income (loss)
attributable to Comcast Corporation	$6,370	$6,523	$6,460	$4,821	$3,068	$11,703	$(32,575)	$6,370

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$55,842	$-	$55,842
Management fee revenue	800	-	784	488	-	-	(2,072)	-
	800	-	784	488	-	55,842	(2,072)	55,842
Costs and Expenses:
Programming and production	-	-	-	-	-	16,598	-	16,598
Other operating and administrative	420	5	784	488	678	16,353	(2,072)	16,656
Advertising, marketing and promotion	-	-	-	-	-	4,231	-	4,231
Depreciation	29	-	-	-	-	6,011	-	6,040
Amortization	3	-	-	-	-	1,593	-	1,596
	452	5	784	488	678	44,786	(2,072)	45,121
Operating income (loss)	348	(5)	-	-	(678)	11,056	-	10,721
Other Income (Expense):
Interest expense	(1,439)	(32)	(338)	(172)	(370)	(154)	-	(2,505)
Investment income (loss), net	3	2	-	-	-	154	-	159
Equity in net income (losses) of
investees, net	4,879	5,734	5,598	3,361	2,793	1,648	(24,048)	(35)
Other income (expense), net	(19)	1	-	-	(59)	(56)	-	(133)
	3,424	5,705	5,260	3,189	2,364	1,592	(24,048)	(2,514)
Income (loss) before income taxes	3,772	5,700	5,260	3,189	1,686	12,648	(24,048)	8,207
Income tax (expense) benefit	388	12	118	60	(3)	(3,625)	-	(3,050)
Net income (loss)	4,160	5,712	5,378	3,249	1,683	9,023	(24,048)	5,157
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(997)	-	(997)
Net (income) loss attributable
to Comcast Corporation	$4,160	$5,712	$5,378	$3,249	$1,683	$8,026	$(24,048)	$4,160
Comprehensive income (loss)
attributable to Comcast Corporation	$4,107	$5,712	$5,387	$3,249	$1,605	$8,064	$(24,017)	$4,107

Condensed Consolidating Statement of Income
For the Year Ended December 31, 2010
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Revenue:
Service revenue	$-	$-	$-	$-	$-	$37,937	$-	$37,937
Management fee revenue	808	-	726	452	-	-	(1,986)	-
	808	-	726	452	-	37,937	(1,986)	37,937
Costs and Expenses:
Programming and production	-	-	-	-	-	8,537	-	8,537
Other operating and administrative	444	59	726	452	-	12,700	(1,986)	12,395
Advertising, marketing and promotion	-	-	-	-	-	2,409	-	2,409
Depreciation	29	-	-	-	-	5,510	-	5,539
Amortization	3	-	-	-	-	1,074	-	1,077
	476	59	726	452	-	30,230	(1,986)	29,957
Operating income (loss)	332	(59)	-	-	-	7,707	-	7,980
Other Income (Expense):
Interest expense	(1,402)	(33)	(402)	(173)	-	(146)	-	(2,156)
Investment income (loss), net	8	7	-	-	-	273	-	288
Equity in net income (losses) of
investees, net	4,329	4,675	4,741	3,015	-	(141)	(16,760)	(141)
Other income (expense), net	(5)	-	-	-	-	138	-	133
	2,930	4,649	4,339	2,842	-	124	(16,760)	(1,876)
Income (loss) before income taxes	3,262	4,590	4,339	2,842	-	7,831	(16,760)	6,104
Income tax (expense) benefit	373	30	141	61	-	(3,041)	-	(2,436)
Net income (loss)	3,635	4,620	4,480	2,903	-	4,790	(16,760)	3,668
Net (income) loss attributable to
noncontrolling interests	-	-	-	-	-	(33)	-	(33)
Net income (loss) attributable to
Comcast Corporation	$3,635	$4,620	$4,480	$2,903	$-	$4,757	$(16,760)	$3,635
Comprehensive income (loss) attributable
to Comcast Corporation	$3,582	$4,620	$4,489	$2,903	$-	$4,761	$(16,773)	$3,582

Schedule of Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(362)	$(7)	$(177)	$(114)	$(1,347)	$16,861	$-	$14,854
Investing Activities:
Net transactions with affiliates	3,845	206	177	667	4,850	(9,745)	-	-
Capital expenditures	(10)	-	-	-	-	(5,704)	-	(5,714)
Cash paid for intangible assets	(6)	-	-	-	-	(917)	-	(923)
Acquisitions, net of cash acquired	-	-	-	-	-	(90)	-	(90)
Proceeds from sales of businesses and investments	-	-	-	-	-	3,102	-	3,102
Return of capital from investees	-	-	-	-	-	2,362	-	2,362
Purchases of investments	-	-	-	-	(19)	(278)	-	(297)
Other	-	3	-	-	(22)	93	-	74
Net cash provided by (used in) investing activities	3,829	209	177	667	4,809	(11,177)	-	(1,486)
Financing Activities:
Proceeds from (repayments of) short-term borrowings, net	(1)	-	-	-	(550)	7	-	(544)
Proceeds from borrowings	2,536	-	-	-	1,995	13	-	4,544
Repurchases and repayments of debt	(1,726)	(202)	-	(553)	(2)	(398)	-	(2,881)
Repurchases and retirements of common stock	(3,000)	-	-	-	-	-	-	(3,000)
Dividends paid	(1,608)	-	-	-	-	-	-	(1,608)
Issuances of common stock	233	-	-	-	-	-	-	233
Distributions (to) from noncontrolling interests	-	-	-	-	-	(691)	-	(691)
Other	99	-	-	-	(14)	(175)	-	(90)
Net cash provided by (used in) financing activities	(3,467)	(202)	-	(553)	1,429	(1,244)	-	(4,037)
Increase (decrease) in cash and cash equivalents	-	-	-	-	4,891	4,440	-	9,331
Cash and cash equivalents, beginning of year	-	-	-	-	238	1,382	-	1,620
Cash and cash equivalents, end of year	$-	$-	$-	$-	$5,129	$5,822	$-	$10,951

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(513)	$(19)	$(209)	$(131)	$(638)	$15,855	$-	$14,345
Investing Activities:
Net transactions with affiliates	4,615	19	1,209	131	247	(6,221)	-	-
Capital expenditures	(7)	-	-	-	-	(5,300)	-	(5,307)
Cash paid for intangible assets	(2)	-	-	-	-	(952)	-	(954)
Acquisitions, net of cash acquired	-	-	-	-	295	(6,702)	-	(6,407)
Proceeds from sales of businesses and investments	-	-	-	-	3	274	-	277
Return of capital from investees	-	-	-	-	-	37	-	37
Purchases of investments	-	-	-	-	(4)	(131)	-	(135)
Other	-	-	-	-	-	(19)	-	(19)
Net cash provided by (used in) investing activities	4,606	19	1,209	131	541	(19,014)	-	(12,508)
Financing Activities:
Proceeds from (repayments of) short-term borrowings, net	(4)	-	-	-	550	(2)	-	544
Repurchases and repayments of debt	(1,095)	-	(1,000)	-	-	(1,121)	-	(3,216)
Repurchases and retirements of common stock	(2,141)	-	-	-	-	-	-	(2,141)
Dividends paid	(1,187)	-	-	-	-	-	-	(1,187)
Issuances of common stock	283	-	-	-	-	-	-	283
Distributions (to) from noncontrolling interests	-	-	-	-	-	(325)	-	(325)
Other	51	-	-	-	(215)	5	-	(159)
Net cash provided by (used in) financing activities	(4,093)	-	(1,000)	-	335	(1,443)	-	(6,201)
Increase (decrease) in cash and cash equivalents	-	-	-	-	238	(4,602)	-	(4,364)
Cash and cash equivalents, beginning of year	-	-	-	-	-	5,984	-	5,984
Cash and cash equivalents, end of year	$-	$-	$-	$-	$238	$1,382	$-	$1,620

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(in millions)	Comcast Parent	Comcast Holdings	CCCL Parent	Combined CCHMO Parents	NBCUniversal Media Parent	Non- Guarantor Subsidiaries	Elimination and Consolidation Adjustments	Consolidated Comcast Corporation
Net cash provided by (used in) operating activities	$(391)	$(235)	$(257)	$(132)	$-	$12,194	$-	$11,179
Investing Activities:
Net transactions with affiliates	488	248	257	132	-	(1,125)	-	-
Capital expenditures	(7)	-	-	-	-	(4,954)	-	(4,961)
Cash paid for intangible assets	(2)	-	-	-	-	(534)	-	(536)
Acquisitions, net of cash acquired	-	-	-	-	-	(183)	-	(183)
Proceeds from sales of businesses and investments	-	-	-	-	-	99	-	99
Return of capital from investees	-	-	-	-	-	190	-	190
Purchases of investments	-	-	-	-	-	(260)	-	(260)
Other	-	-	-	-	-	(60)	-	(60)
Net cash provided by (used in) investing activities	479	248	257	132	-	(6,827)	-	(5,711)
Financing Activities:
Proceeds from borrowings	3,390	-	-	-	-	30	-	3,420
Repurchases and repayments of debt	(1,100)	(13)	-	-	-	(40)	-	(1,153)
Repurchases and retirements of common stock	(1,200)	-	-	-	-	-	-	(1,200)
Dividends paid	(1,064)	-	-	-	-	-	-	(1,064)
Issuances of common stock	34	-	-	-	-	-	-	34
Distributions (to) from noncontrolling interests	-	-	-	-	-	(67)	-	(67)
Other	(148)	-	-	-	-	23	-	(125)
Net cash provided by (used in) financing activities	(88)	(13)	-	-	-	(54)	-	(155)
Increase (decrease) in cash and cash equivalents	-	-	-	-	-	5,313	-	5,313
Cash and cash equivalents, beginning of year	-	-	-	-	-	671	-	671
Cash and cash equivalents, end of year	$-	$-	$-	$-	$-	$5,984	$-	$5,984

Schedule II Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts
Comcast Corporation and Subsidiaries
Schedule II—Valuation and Qualifying Accounts
Year ended December 31, 2012, 2011 and 2010

Year Ended December 31 (in millions)	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year

2012
Allowance for doubtful accounts	$202	293	297	$198
Allowance for returns and customer incentives	425	599	717	307
2011
Allowance for doubtful accounts	$173	306	277	$202
Allowance for returns and customer incentives	-	536	111	425
2010
Allowance for doubtful accounts	$175	327	329	$173

Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2012 numberofcustomers
Video Customers [Member]
Number of customers	22,000,000
High-speed Internet Customers [Member]
Number of customers	19,400,000
Phone Customers [Member]
Number of customers	10,000,000

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share
Excluded shares from diluted EPS because their inclusion would have an antidilutive effect									1	45	168
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Basic shares attributable to Comcast Corporation shareholders									2,678	2,746	2,808
Assumed exercise or issuance of shares relating to stock plans									39	32	12
Diluted shares attributable to Comcast Corporation shareholders									2,717	2,778	2,820
Basic earnings per common share attributable to Comcast Corporation shareholders	$ 0.57	$ 0.79	$ 0.5	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.32	$ 1.51	$ 1.29
Diluted earnings per common share attributable to Comcast Corporation shareholders	$ 0.56	$ 0.78	$ 0.5	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.28	$ 1.5	$ 1.29

Acquisitions (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jan. 28, 2011	Dec. 31, 2011 NBCUniversal [Member]	Jan. 28, 2011 NBCUniversal [Member]	Dec. 31, 2011 Universal Orlando [Member]
Business Acquisition [Line Items]
Ownership Percentage In New Company		51.00%
GE ownership percentage in new company formed in connection with the NBC Universal transaction	49.00%	49.00%
Cash paid to acquire entity including transaction related costs			$ 6,200,000,000
Percentage adjustment factor to determine redemption and purchase price for noncontrolling investors interest			120.00%
Amount used for determining redemption and purchase price			28,400,000,000
Cash or common stock funding commitment for each of the two GE redemption rights			2,875,000,000
Aggregate cash or common stock funding commitment for noncontrolling investor redemption rights			5,750,000,000
Deferred income tax liabilities					35,000,000
Deferred Tax On Exchange Transaction			576,000,000
Contingent consideration	587,000,000	583,000,000			590,000,000
Remaining equity interest acquired						50.00%
Total cost of acquired entity					6,120,000,000	1,019,000,000
Carrying value of our investment	1,164,000,000	4,880,000,000				1,000,000,000
Revenue attributable to acquired company				14,500,000,000		712,000,000
Net income (loss) attributable to acquired company				$ 493,000,000		$ 42,000,000

Acquisitions (NBCUniversal Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jan. 28, 2011 NBCUniversal [Member]
Business Acquisition [Line Items]
Cash			$ 6,120
Fair value of 49% interest in the Comcast Content Business			4,308
Fair value of contingent consideration	587	583	590
Fair value of redeemable noncontrolling interest associated with the net assets acquired			13,071
Film and television costs			5,049
Investments			4,339
Property and equipment			2,322
Intangible assets			14,585
Working capital			(1,734)
Long-term debt			(9,115)
Deferred income tax liabilities			(35)
Other noncurrent assets and liabilities			(2,005)
Noncontrolling interests			(262)
Fair value of identifiable net assets acquired			13,144
Goodwill			10,945
Total			$ 24,089

Acquisitions (Transaction-Related Expenses)(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
BusinessCombinationsAbstract
Other operating and administrative expenses	$ 155	$ 80
Other expense	16	129
Interest expense		7
Total transaction costs and transaction related costs	$ 171	$ 216

Acquisitions (Universal Orlando Purchase Price Allocation) (Details) (Universal Orlando [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Universal Orlando [Member]
Business Acquisition [Line Items]
Cash	$ 1,019
Fair value of 50% equity method investment in Universal Orlando	1,039
Property and equipment	2,422
Intangible assets	591
Working capital	241
Long-term debt	(1,503)
Deferred revenue	(90)
Other noncurrent assets and liabilities	(580)
Noncontrolling interests	(5)
Fair value of identifiable net assets acquired	1,076
Goodwill	982
Total	$ 2,058

Acquisitions (Pro Forma Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Abstract]
Revenue [Pro Forma]	$ 57,661	$ 55,054
Net income [Pro Forma]	5,169	4,584
Net income attributable to Comcast Corporation [Pro Forma]	$ 4,149	$ 3,844
Basic earnings per common share attributable to Comcast Corporation shareholders [Pro Forma]	$ 1.51	$ 1.37
Diluted earnings per common share attributable to Comcast Corporation shareholders [Pro Forma]	$ 1.49	$ 1.36

Film and Television Costs (Narrative)(Details) (USD $)	Dec. 31, 2012
Amortization of completed film and television production expected to be amortized during the next fiscal year	$ 1,100,000,000
Percentage of unamortized film and television costs for released productions to be amortized in the next three years	87.00%
Unamortized film and television libraries	$ 867,000,000
Percentage of acquired film and television libraries to be amortized in the next three years	47.00%

Film and Television Costs (Film and Television Costs)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Film And Television Costs [Line Items]
Programming rights, less amortization	$ 1,886	$ 2,061
Total film costs, television costs and programming rights	5,963	6,214
Less: Current portion of programming rights	909	987
Film and television costs	5,054	5,227
Film Costs [Member]
Film And Television Costs [Line Items]
Released, less amortization	1,472	1,428
Completed, not released	99	148
In-production and in-development	1,048	1,374
Total film costs	2,619	2,950
Television Costs [Member]
Film And Television Costs [Line Items]
Released, less amortization	1,124	1,002
In-production and in-development	334	201
Total television costs	$ 1,458	$ 1,203

Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value method	$ 4,493	$ 3,028
Equity method	1,164	4,880
Cost method	2,132	2,000
Total Investments	7,789	9,908
Less: Current investments	1,464	54
Noncurrent investments	6,325	9,854
Spectrum Co, LLC [Member]
Equity method	10	1,417
Clearwire LLC [Member]
Equity method		69
Other Equity Method Investments [Member]
Equity method	683	736
Air Touch [Member]
Cost method	1,538	1,523
Other Cost Method Investment [Member]
Cost method	594	477
Ae Television Networks LLC [Member]
Equity method		2,021
The Weather Channel [Member]
Equity method	471	463
Msnbccom [Member]
Equity method		$ 174

Investments (Fair Value Method Investments) (Details) (USD $) Share data in Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Clearwire Corp [Member]
Fair value equity securities held	$ 4,143,000,000	$ 2,984,000,000
Obligations under prepaid forward sale agreements	1,248,000,000	1,177,000,000
Derivative component of prepaid forward sale agreements	2,302,000,000	1,228,000,000
Total liabilities associated with prepaid forward sale agreements	3,550,000,000	2,405,000,000
Prepaid forward sale obligations fair value	3,600,000,000	2,500,000,000
Conversion of stock, shares issued			89
Available for sale securities			$ 256,000,000

Investments (Equity Method Investments) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2006 Spectrum Co, LLC [Member]	Dec. 31, 2012 Spectrum Co, LLC [Member]	Dec. 31, 2012 Ae Television Networks LLC [Member]	Aug. 22, 2012 Ae Television Networks LLC [Member]	Dec. 31, 2012 Msnbccom [Member]	Jul. 13, 2012 Msnbccom [Member]	Nov. 01, 2006 Spectrum Co, LLC [Member]
Equity method investment ownership percentage							15.80%
Pretax Gain (Loss) on Sale or Disposal						$ 1,000,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds						3,000,000,000
Remaining equity interest acquired									50.00%
Number of wireless spectrum licenses				137
Cash paid by equity method investment for intangible assets										2,400,000,000
Total cost to purchase the licenses				1,300,000,000
Sale of spectrum licenses					3,600,000,000
Gain on sale of wireless licenses					876,000,000
Return of capital from investees	2,362,000,000	37,000,000	190,000,000		2,300,000,000
Income tax expense on gain on sale of equity method investment						196,000,000
Income loss attributable to noncontrolling interests	1,662,000,000	997,000,000	33,000,000			495,000,000
Cash paid to acquire entity, net								195,000,000
Cash acquired by the acquiror								$ 100,000,000

Investments (Cost Method Investments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Air Touch [Member]
AirTouch preferred stock	$ 1,800,000,000	$ 1,800,000,000
Aggregate redemption value	1,750,000,000
Carrying amount of redeemable preferred stock	1,500,000,000	1,500,000,000
Fair value amount of redeemable preferred stock	1,800,000,000	1,800,000,000
Nonredeemable preferred stock	100,000,000	100,000,000
Preferred Shares Redeemable in April 2020 [Member]
Aggregate redemption value	$ 1,650,000,000

Investments (Investment Income (Loss), Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments
Gains on sales and exchanges of investments, net	$ 30	$ 41	$ 13
Investment impairment losses	(24)	(5)	(24)
Unrealized gains (losses) on securities underlying prepaid forward sale agreements	1,159	192	874
Mark to market adjustments on derivative component of prepaid forward sale agreements and indexed debt instruments	(1,071)	(119)	(665)
Interest and dividend income	119	110	94
Other, net	6	(60)	(4)
Investment income (loss), net	$ 219	$ 159	$ 288

Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cable distribution system	$ 29,528	$ 28,781
Customer premises equipment	24,763	23,552
Other equipment	5,909	5,685
Buildings and leasehold improvements	5,468	5,094
Land	989	975
Property and equipment, at cost	66,657	64,087
Less: Accumulated depreciation	39,425	36,528
Property and equipment, net	$ 27,232	$ 27,559
Cable Distribution System [Member]
Weighted average original useful life (in years)	11
Customer Premises Equipment [Member]
Weighted average original useful life (in years)	6
Other Equipment [Member]
Weighted average original useful life (in years)	5
Buildings and Leasehold Improvements [Member]
Weighted average original useful life (in years)	14

Goodwill Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Msnbccom [Member]	Dec. 31, 2011 Universal Orlando [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2011 NBCUniversal [Member]	Dec. 31, 2012 Cable Communications [Member]	Dec. 31, 2011 Cable Communications [Member]	Dec. 31, 2012 Cable Networks [Member]	Dec. 31, 2010 Cable Networks [Member]	Dec. 31, 2012 Cable Networks [Member] Msnbccom [Member]	Dec. 31, 2012 Cable Networks [Member] Other Acquisitions [Member]	Dec. 31, 2011 Cable Networks [Member] NBCUniversal [Member]	Dec. 31, 2012 Broadcast Television [Member]	Dec. 31, 2010 Broadcast Television [Member]	Dec. 31, 2011 Broadcast Television [Member] Other Acquisitions [Member]	Dec. 31, 2011 Broadcast Television [Member] NBCUniversal [Member]	Dec. 31, 2012 Filmed Entertainment [Member]	Dec. 31, 2011 Filmed Entertainment [Member]	Dec. 31, 2010 Filmed Entertainment [Member]	Dec. 31, 2011 Filmed Entertainment [Member] Other Acquisitions [Member]	Dec. 31, 2012 Theme Parks [Member]	Dec. 31, 2010 Theme Parks [Member]	Dec. 31, 2011 Theme Parks [Member] Universal Orlando [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2012 Corporate and Other [Member]
Goodwill beginning balance	$ 26,874	$ 14,958						$ 12,208	$ 12,207	$ 12,744	$ 2,564				$ 772	$ 0			$ 1	$ 1	$ 0		$ 1,140	$ 0		$ 187	$ 9
Acquisitions			227	1,140	79	8	10,945					227	79	10,180			7	765				1			1,140
Dispositions	(1)	(174)						(1)																		(174)
Adjustments	(194)	(3)						(1)	1	(24)					(11)								(158)			(4)
Goodwill ending balance	$ 26,985	$ 26,874						$ 12,206	$ 12,208	$ 13,026	$ 2,564				$ 761	$ 0			$ 1	$ 1	$ 0		$ 982	$ 0		$ 9	$ 9

Goodwill and Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Franchise rights	$ 59,364	$ 59,376
Accumulated amortization	(7,662)	(6,665)
Total	84,866	84,206
Customer relationships
Finite-lived intangible assets, gross carrying amount	14,970	15,079
Accumulated amortization	(3,971)	(3,387)
Original useful life	18 years 0 months 0 days
Software
Finite-lived intangible assets, gross carrying amount	3,795	3,234
Accumulated amortization	(2,123)	(1,839)
Original useful life	5 years 0 months 0 days
Other agreements and rights
Finite-lived intangible assets, gross carrying amount	1,414	1,379
Accumulated amortization	(609)	(602)
Original useful life	14 years 0 months 0 days
Trade names
IndefiniteLivedIntangibleAssetsExcludingGoodwill	3,080	3,006
FCC Licenses
IndefiniteLivedIntangibleAssetsExcludingGoodwill	636	636
Cable franchise renewal costs and contractual operating rights [Member]
Finite-lived intangible assets, gross carrying amount	1,257	1,152
Accumulated amortization	(676)	(581)
Original useful life	10 years 0 months 0 days
Patents and other technology rights [Member]
Finite-lived intangible assets, gross carrying amount	350	344
Accumulated amortization	$ (283)	$ (256)
Original useful life	9 years 0 months 0 days

Goodwill and Other Intangible Assets (Amortization of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future amortization expense, 2013	$ 1,463
Future amortization expense, 2014	1,285
Future amortization expense, 2015	1,139
Future amortization expense, 2016	995
Future amortization expense, 2017	$ 848

Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total debt	$ 40,458	$ 39,309
Less: current portion	2,376	1,367
Long-term debt	38,082	37,942
Debt weighted average interest rate	5.60%
Senior notes with maturities of 5 years or less [Member]
Senior notes	12,991	11,347
Debt weighted average interest rate	5.86%
Senior notes with maturities between 6 and 10 years [Member]
Senior notes	10,334	10,689
Debt weighted average interest rate	5.38%
Senior notes with maturities greater than 10 years [Member]
Senior notes	16,801	16,115
Debt weighted average interest rate	6.01%
Commercial Paper [Member]
Revolving credit facilities	0	550
Other, including capital lease obligations [Member]
Other, including capital lease obligations	332	608
Notes 5.50% Due 2029 [Member]
Senior notes	$ 1,000	$ 1,000
Interest rate	5.50%	5.50%
8.875% Senior Notes Due 2015 [Member]
Interest rate	8.88%
10.875% Senior Subordinated Notes Due 2016 [Member]
Interest rate	10.88%

Long-Term Debt (Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013	$ 2,346
2014	1,945
2015	3,363
2016	2,791
2017	$ 2,546
Debt weighted average interest rate	5.60%
Senior notes with maturities of 5 years or less [Member]
Debt weighted average interest rate	5.86%
Senior notes with maturities between 6 and 10 years [Member]
Debt weighted average interest rate	5.38%
Senior notes with maturities greater than 10 years [Member]
Debt weighted average interest rate	6.01%
2013
Debt weighted average interest rate	8.08%
2014
Debt weighted average interest rate	3.70%
2015
Debt weighted average interest rate	5.88%
2016
Debt weighted average interest rate	4.47%
2017
Debt weighted average interest rate	6.94%

Long-Term Debt (Debt Borrowings and Repayments) (Details)	12 Months Ended																1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Notes 7.00% due 2055 [Member] USD ($)	Dec. 31, 2012 10.875% Senior Subordinated Notes Due 2016 [Member] USD ($)	Dec. 31, 2012 8.875% Senior Notes Due 2015 [Member] USD ($)	Dec. 31, 2012 Other Long-Term Debt [Member] USD ($)	Dec. 31, 2012 Notes 9.80% Due 2012 [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Debentures 10.625% Due 2012 [Member] USD ($)	Dec. 31, 2012 Senior 6.625% Notes Due 2056 [Member] USD ($)	Dec. 31, 2012 Senior 3.125% Notes Due 2022 [Member] USD ($)	Dec. 31, 2012 Senior 4.650% Notes Due 2042 [Member] USD ($)	Dec. 31, 2012 Senior 2.875% Notes Due 2023 [Member] USD ($)	Dec. 31, 2012 Senior 4.450% Notes Due 2043 [Member] USD ($)	Dec. 31, 2012 Notes 5.50% Due 2029 [Member] GBP (£)	Dec. 31, 2011 Notes 5.50% Due 2029 [Member] GBP (£)	Jan. 31, 2013 Senior 2.850% Notes Due 2023 [Member] USD ($)	Jan. 31, 2013 Senior 4.250% Notes Due 2033 [Member] USD ($)	Jan. 31, 2013 Senior 4.500% Notes Due 2043 [Member] USD ($)	Dec. 31, 2012 Senior 5% Notes Due 2061 [Member] USD ($)	Dec. 31, 2012 Current Year Borrowings [Member] USD ($)
Long-term Debt, Fair Value	$ 47,700,000,000	$ 45,100,000,000
Debt Repayments and Repurchases	2,881,000,000	3,216,000,000	1,153,000,000	1,125,000,000	146,000,000	260,000,000	20,000,000	553,000,000	202,000,000	575,000,000
Interest rate				7.00%	10.88%	8.88%		9.80%	10.63%	6.25%	3.13%	4.65%	2.88%	4.45%	5.50%	5.50%	2.85%	4.25%	4.50%	5.00%
Principal amount							$ 6,000,000				$ 1,000,000,000	$ 1,250,000,000	$ 1,000,000,000	$ 1,000,000,000	£ 625,000,000	£ 625,000,000	$ 750,000,000	$ 1,700,000,000	$ 500,000,000	$ 288,000,000	$ 4,544,000,000
Debt Instrument, Maturity Date, Description				2055	2016	2015		2012	2012	2056	2022	2042	2023	2043	2029	2029	2023	2033	2043	2061

Long-Term Debt (Commercial Paper Program) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Commercial paper	$ 2.25
NBCUniversal [Member]
Commercial paper	$ 1.5

Long-Term Debt (Revolving Credit Facility) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Base rate, option on credit facility	The interest rate on this facility consists of a base rate plus a borrowing margin that is determined based on Comcast’s credit rating.
Basis spread on variable rate	1.13%
NBCUniversal [Member]
Base rate, option on credit facility	The interest rate on this facility consists of a base rate plus a borrowing margin that is determined based on NBCUniversal’s credit rating.
Basis spread on variable rate	1.13%
Line of Credit [Member]
Unused lines of credit	557,000,000
Revolving Facility [Member] | NBCUniversal [Member]
Revolving bank credit facility	1,500,000,000
Unused lines of credit	1,400,000,000
Debt Instrument, Maturity Date, Description	June 2016
Revolving Credit Facility Due June 2017 [Member]
Revolving bank credit facility	6,250,000,000
Unused lines of credit	5,800,000,000
Debt Instrument, Maturity Date, Description	June 2017
Prior Revolving Credit Facility Due January 2013 [Member]
Revolving bank credit facility	6,800,000,000

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trading securities	$ 4,027	$ 2,895
Available-for-sale securities	464	131
Equity warrants	2	2
Interest rate swap agreements	210	246
Fair value, assets measured on recurring basis, total	4,739	3,284
Derivative component of prepaid forward sale agreements and indexed debt instruments	2,305	1,234
Contractual obligations	1,055	1,004
Contingent consideration	587	583
Foreign exchange contracts, liabilities	14	8
Cross-currency swap agreements, liabilities		69
Fair value liabilities measured on recurring basis	3,961	2,898
Fair Value, Inputs, Level 1 [Member]
Trading securities	4,027	2,895
Available-for-sale securities	367	90
Fair value, assets measured on recurring basis, total	4,394	2,985
Fair value liabilities measured on recurring basis	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	76	20
Interest rate swap agreements	210	246
Fair value, assets measured on recurring basis, total	322	276
Derivative component of prepaid forward sale agreements and indexed debt instruments	2,305	1,234
Foreign exchange contracts, liabilities	14	8
Cross-currency swap agreements, liabilities		69
Fair value liabilities measured on recurring basis	2,319	1,311
Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	21	21
Equity warrants	2	2
Fair value, assets measured on recurring basis, total	23	23
Contractual obligations	1,055	1,004
Contingent consideration	587	583
Fair value liabilities measured on recurring basis	1,642	1,587
Cross Currency Swap Agreements [Member]
Cross-currency swap agreements, assets	30
Cross Currency Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Cross-currency swap agreements, assets	30
Foreign Exchange Contracts [Member]
Foreign exchange contracts, assets	6	10
Foreign Exchange Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Foreign exchange contracts, assets	6	10
Film Production [Member]
Nonrecurring fair value adjustments	$ 161	$ 57

Fair Value Disclosure Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Discount rate used to determine fair value, minimum	6.00%
Discount rate used to determine fair value, maximum	14.00%
Contractual Obligations [Member]
Beginning balance	$ 1,004
Acquisition accounting adjustments	(47)
Fair value adjustments	186
Payments	(88)
Ending balance	1,055
Contingent Consideration [Member]
Beginning balance	583
Acquisition accounting adjustments	0
Fair value adjustments	137
Payments	(133)
Ending balance	$ 587

Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GE ownership percentage in new company formed in connection with the NBC Universal transaction	49.00%				49.00%				49.00%	49.00%
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Increase in Comcast Corporation additional paid-in capital resulting from the issuance of noncontrolling equity interest									0	1,650
Increase in Comcast Corporation additional paid-in capital resulting from the purchase of noncontrolling interest									2	0
Changes in equity resulting from net income attributable to Comcast Corporation and transfers from (to) noncontrolling interests									6,205	5,810
GE [Member]
GE ownership percentage in new company formed in connection with the NBC Universal transaction					49.00%					49.00%
Comcast Content Business [Member]
Increase in Comcast Corporation additional paid-in capital resulting from the issuance of noncontrolling equity interest										$ 1,700

Pension Plans and Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Anticipated maximum contribution to fund and settle qualified defined benefit pension plan	$ 100
Multiemployer plan contributions	53	42
Cash surrender value of life insurance policies	478	409
Expenses related to retirement investment plans	246	226	152
Severance costs	$ 155	$ 128	$ 67
Multiemployer Plans Funded Status	At least 80 percent

Pension Plans and Postretirement Benefits (Information On Our Pension Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Benefit obligation	$ 805	$ 638	$ 197
Fair value of plan assets	403	176	183
Plan funded status and recorded benefit obligation	(402)	(462)	(14)
Portion of benefit obligation not yet recognized in benefits expense	151	137	51
Benefits expense	163	117	1
Discount rate			5.25%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.00%	6.50%	8.00%
Pension Benefits [Member] | Minimum [Member]
Discount rate	3.25%	4.75%
Pension Benefits [Member] | Maximum [Member]
Discount rate	4.25%	5.25%
Postretirement Benefits [Member]
Benefit obligation	703	618	424
Plan funded status and recorded benefit obligation	(703)	(618)	(424)
Portion of benefit obligation not yet recognized in benefits expense	17	(17)	(18)
Benefits expense	$ 60	$ 47	$ 50
Discount rate	4.25%	4.75%	5.50%

Pension Plans and Postretirement Benefits (Components of Benefits Expense)(Details) (Pension Benefits [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 139	$ 99
Expected return on plan assets	5.00%	6.50%	8.00%

Pension Plans and Postretirement Benefits (Deferred Compensation Plans) (Details) (Deferred Compensation Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Plans [Member]
Benefit obligation	$ 1,247	$ 1,059	$ 935
Interest expense	$ 107	$ 99	$ 88

Pension Plans and Postretirement Benefits (Benefit Obligation and Expense for Our Split-Dollar Life Insurance Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Benefit obligation	$ 202	$ 169	$ 164
Other operating and administrative expenses	$ 58	$ 27	$ 16

Equity (Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of votes entitled of each class B common stock	15
Share repurchase authorization	6.5
Class A Common Stock [Member]
Voting power	66.67%	66.67%
Class B Common Stock [Member]
Voting power	33.33%	33.33%

Equity (Changes in Common Stock) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repurchases and retirements of common stock	96,000,000	95,000,000	70,000,000
Class A Common Stock [Member]
Common Stock, Shares, Outstanding, Beginning Balance	2,095,476,503	2,072,000,000	2,063,000,000
Stock compensation plans	24,000,000	20,000,000	6,000,000
Repurchases and retirements of common stock	0	0	0
Employee stock purchase plan	3,000,000	3,000,000	3,000,000
Common Stock, Shares, Outstanding, Ending Balance	2,122,278,635	2,095,476,503	2,072,000,000
ClassA Special Common Stock [Member]
Common Stock, Shares, Outstanding, Beginning Balance	601,012,813	695,000,000	765,000,000
Stock compensation plans	3,000,000	1,000,000	0
Repurchases and retirements of common stock	(96,000,000)	(95,000,000)	(70,000,000)
Employee stock purchase plan	0	0	0
Common Stock, Shares, Outstanding, Ending Balance	507,769,463	601,012,813	695,000,000
Class B Common Stock [Member]
Common Stock, Shares, Outstanding, Beginning Balance	9,444,375	9,000,000	9,000,000
Stock compensation plans	0	0	0
Repurchases and retirements of common stock	0	0	0
Employee stock purchase plan	0	0	0
Common Stock, Shares, Outstanding, Ending Balance	9,444,375	9,444,375	9,000,000

Equity (Aggregate Share Repurchases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Consideration	$ 3,000	$ 2,141	$ 1,200
Shares repurchased	96	95	70

Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity
Unrealized gains (losses) on marketable securities	$ 182	$ 22
Deferred gains (losses) on cash flow hedges	(67)	(110)
Unrecognized gains (losses) on employee benefit obligations	(95)	(58)
Cumulative translation adjustments	(5)	(6)
Accumulated other comprehensive income (loss), net of deferred taxes	$ 15	$ (152)

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Unrecognized pretax compensation expense on nonvested awards	$ 320
Unrecognized pretax compensation expense on nonvested awards, weighted average period of recognition (in years)	1 year 10 months 28 days
Restricted Share Units [Member]
Unrecognized pretax compensation expense on nonvested awards	$ 353
Unrecognized pretax compensation expense on nonvested awards, weighted average period of recognition (in years)	1 year 8 months 15 days

Share-Based Compensation (Recognized Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated share-based compensation expense	$ 301	$ 278	$ 251
Stock Options [Member]
Allocated share-based compensation expense	131	116	103
Restricted Share Units [Member]
Allocated share-based compensation expense	154	149	136
Employee Stock Purchase Plan [Member]
Allocated share-based compensation expense	$ 16	$ 13	$ 12

Share-Based Compensation (Stock Options and Restricted Share Units) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Awards granted	22
Weighted-average exercise price, granted	$ 30
Stock options outstanding	113
Weighted-average exercise price	$ 21.86
RSUs granted	8
RSUs fair value	$ 27.8	$ 22.78	$ 16.94
Nonvested restricted share units	29
Weighted-average fair value at grant date of nonvested RSUs	$ 20.9
Net Settled Options [Member]
Stock options outstanding	109

Share-Based Compensation (Restricted Share Units and Stock Option Fair Value) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RSUs fair value	$ 27.8	$ 22.78	$ 16.94
Stock options fair value	$ 7.38	$ 6.96	$ 5.11
Dividend yield	2.20%	1.80%	2.10%
Expected volatility	29.00%	28.10%	28.00%
Risk-free interest rate	1.70%	2.80%	3.40%
Expected option life (in years)	7 years 0 months 0 days	7 years 0 months 0 days	7 years 0 months 0 days

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Undistributed foreign earnings	$ 77,000,000
Liability for uncertain tax positions, noncurrent	1,600,000,000
Unrecognized tax benefits that would impact effective tax rate	1,200,000,000
Unrecognized tax benefits, interest on income taxes accrued	721,000,000	698,000,000
Franchise Rights [Member]
Net deferred tax liability, franchise rights	23,000,000,000
NBCUniversal [Member]
Foreign income before taxes	434,000,000	476,000,000
Liability for uncertain tax positions, noncurrent	32,000,000
Unrecognized tax benefits, interest on income taxes accrued	11,000,000	10,000,000
Other Comprehensive Income (Loss) [Member]
Income tax effects allocated directly to equity, other	99,000,000
Share-Based Compensation [Member]
Income tax effects allocated directly to equity, other	164,000,000	38,000,000	3,000,000
Other Acquisitions [Member]
Deferred income tax liabilities	66,000,000
Domestic Tax Authority
Operating loss carryforwards	158,000,000
Operating loss carryforwards expiration dates	2032
Foreign Tax Authority
Operating loss carryforwards	$ 311,000,000
Operating loss carryforwards expiration dates	2021

Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal	$ 3,004	$ 1,480	$ 1,502
State	432	359	385
Foreign	169	153
Current income tax expense (benefit)	3,605	1,992	1,887
Federal	160	658	463
State	(40)	371	86
Foreign	19	29
Deferred income tax expense (benefit)	139	1,058	549
Income tax expense	$ 3,744	$ 3,050	$ 2,436

Income Taxes (Federal Statutory) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal tax at statutory rate	$ 4,063	$ 2,872	$ 2,136
State income taxes, net of federal benefit	178	354	204
Foreign income taxes, net of federal credit	92	89
Nontaxable income attributable to noncontrolling interests	(620)	(410)	2
Other adjustments	(106)	2	(3)
Income tax expense	3,744	3,050	2,436
Uncertain and effectively settled tax positions, net
Other adjustments	114	77	37
Accrued interest on uncertain and effectively settled tax positions, net [Member]
Other adjustments	$ 23	$ 66	$ 60

Income Taxes (Components of Net Deferred Tax Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 491	$ 468
Nondeductible accruals and other	1,771	1,583
Less: Valuation allowance	355	297
Total deferred tax assets	2,016	1,868
Total deferred tax liabilities	32,033	31,575
Net deferred tax liability	30,017	29,707
NBCUniversal [Member]
Deferred tax liabilities, other	1,413	1,214
Debt [Member]
Differences between book and tax basis of long-term debt	109	114
Property And Equipment And Intangible Assets [Member]
Deferred tax liabilities, other	29,185	29,185
Investments [Member]
Deferred tax liabilities, other	848	616
Indexed Debt Securities [Member]
Deferred tax liabilities, other	$ 587	$ 560

Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Beginning balance	$ 1,435	$ 1,251	$ 1,185
Additions based on tax positions related to the current year	154	87	69
Additions based on tax positions related to prior years	79	75	59
Additions from acquired subsidiaries	0	57	0
Reductions for tax positions of prior years	(60)	(22)	(28)
Reductions due to expiration of statute of limitations	(3)	(5)	(24)
Settlements with taxing authorities	(32)	(8)	(10)
Ending balance	$ 1,573	$ 1,435	$ 1,251

Supplemental Financial Information (Receivables)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Abstract]
Receivables, gross	$ 6,026	$ 5,279
Less: Allowance for returns and customer incentives	307	425
Less: Allowance for doubtful accounts	198	202
Receivables, net	5,521	4,652
Noncurrent receivables, net	$ 641	$ 684

Supplemental Financial Information (Cash Payments for Interest and Income Taxes)(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Abstract]
Interest	$ 2,314	$ 2,441	$ 1,983
Income taxes	$ 2,841	$ 1,626	$ 1,864

Supplemental Financial Information (Noncash Investing and Financing Activities)(Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ownership percentage		51.00%
Dividends payable, amount	$ 430	$ 305	$ 263
Dividends payable, amount per share	$ 0.1625	$ 0.1125	$ 0.0945
Capital expenditures incurred but not yet paid	757	1,000	611
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 85
Percentage of Comcast Content Business contributed		49.00%

Receivables Monetization (Narrative)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables Monetization [Abstract]
Monetization programs payable	$ 882	$ 781

Receivables Monetization (Effect on Income From Receivables Monetization and Cash Flows on Transfers)(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables Monetization [Abstract]
Interest expense	$ (12)
Net (loss) gain on sale	(1)	(36)
Net cash proceeds (payments) on transfers	$ (86)	$ (237)

Receivables Monetization (Receivables Monetized and Deferred Consideration)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables Monetization [Abstract]
Monetized receivables sold	$ 791	$ 961
Deferred consideration	$ 274	$ 268

Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Feb. 12, 2013	Dec. 31, 2012 numberofemployees	Dec. 31, 2012 NBCUniversal [Member]	Dec. 31, 2012 Station Venture Senior Secured Note Due In 2023 [Member]
Number of employees covered under collective bargaining agreements		6,700
Percentage of employees covered under collective bargaining agreements that have expired or are scheduled to expire during 2012		18.00%
Equity interest in Station Venture Holdings			79.62%
Voting interest in Station Venture Holdings			50.00%
Debt of unconsolidated variable interest entity				$ 816
Maturity year				2023
Collateral liability for unconsolidated subsidiary debt		482
Cash paid for settlement of collateral liability	$ 602

Commitments and Contingencies (Minimum Annual Commitments under the Programming License Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Programming and talent commitments future minimum payments, 2013	$ 3,789
Programming and talent commitments future minimum payments, 2014	3,495
Programming and talent commitments future minimum payments, 2015	2,301
Programming and talent commitments future minimum payments, 2016	3,291
Programming and talent commitments future minimum payments, 2017	2,078
Programming and talent commitments future minimum payments, thereafter	15,478
Operating leases future minimum payments, 2013	497
Operating leases future minimum payments, 2014	439
Operating leases future minimum payments, 2015	380
Operating leases future minimum payments, 2016	354
Operating leases future minimum payments, 2017	329
Operating leases future minimum payments, thereafter	$ 1,218

Commitments and Contingencies (Rental expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental expense	$ 688	$ 570	$ 424

Financial Data by Business Segment (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cable Communications [Member]	Dec. 31, 2011 Cable Communications [Member]	Dec. 31, 2010 Cable Communications [Member]	Dec. 31, 2012 Cable Networks [Member]	Dec. 31, 2011 Cable Networks [Member]	Dec. 31, 2010 Cable Networks [Member]	Dec. 31, 2012 Broadcast Television [Member]	Dec. 31, 2011 Broadcast Television [Member]	Dec. 31, 2012 Filmed Entertainment [Member]	Dec. 31, 2011 Filmed Entertainment [Member]	Dec. 31, 2012 Theme Parks [Member]	Dec. 31, 2011 Theme Parks [Member]	Dec. 31, 2012 Headquarters And Other [Member]	Dec. 31, 2011 Headquarters And Other [Member]	Dec. 31, 2012 NBCUniversal Eliminations [Member]	Dec. 31, 2011 NBCUniversal Eliminations [Member]	Dec. 31, 2012 NBCUniversal [Member]	Dec. 31, 2011 NBCUniversal [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2010 Corporate and Other [Member]	Dec. 31, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]	Dec. 31, 2010 Eliminations [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage-Video [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage-Video [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage-Video [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage - High-speed Internet [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage - High-speed Internet [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage - High-speed Internet [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Phone [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Phone [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Phone [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Advertising [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Advertising [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Advertising [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Business Services [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Business Services [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Business Services [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Other [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Other [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Other [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Franchise fees [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Franchise fees [Member]	Dec. 31, 2009 Cable Communications Segment Revenue Percentage- Franchise fees [Member]	Dec. 31, 2012 London 2012 Olympics [Member]
Revenue	$ 15,937,000,000	$ 16,544,000,000	$ 15,211,000,000	$ 14,878,000,000	$ 15,042,000,000	$ 14,339,000,000	$ 14,333,000,000	$ 12,128,000,000	$ 62,570,000,000	$ 55,842,000,000	$ 37,937,000,000	$ 39,604,000,000	$ 37,226,000,000	$ 35,363,000,000	$ 8,773,000,000	$ 8,108,000,000	$ 2,719,000,000	$ 8,154,000,000	$ 5,935,000,000	$ 5,159,000,000	$ 4,239,000,000	$ 2,085,000,000	$ 1,874,000,000	$ 43,000,000	$ 45,000,000	$ (402,000,000)	$ (941,000,000)	$ 23,812,000,000	$ 19,260,000,000	$ 498,000,000	$ 558,000,000	$ 168,000,000	$ (1,344,000,000)	$ (1,202,000,000)	$ (313,000,000)
Operating income (loss) before depreciation and amortization									19,977,000,000	18,357,000,000	14,596,000,000	16,255,000,000	15,288,000,000	14,302,000,000	3,292,000,000	3,185,000,000	732,000,000	369,000,000	138,000,000	79,000,000	27,000,000	953,000,000	830,000,000	(603,000,000)	(484,000,000)	17,000,000	(234,000,000)	4,107,000,000	3,462,000,000	(376,000,000)	(416,000,000)	(438,000,000)	(9,000,000)	23,000,000																							120,000,000
Depreciation and amortization									7,798,000,000	7,636,000,000	6,616,000,000	6,405,000,000	6,395,000,000	6,232,000,000	741,000,000	718,000,000	323,000,000	91,000,000	79,000,000	16,000,000	19,000,000	268,000,000	201,000,000	210,000,000	168,000,000	0	(53,000,000)	1,326,000,000	1,132,000,000	67,000,000	93,000,000	61,000,000	0	16,000,000
Operating income (loss)	3,294,000,000	3,048,000,000	3,079,000,000	2,758,000,000	2,918,000,000	2,641,000,000	2,938,000,000	2,224,000,000	12,179,000,000	10,721,000,000	7,980,000,000	9,850,000,000	8,893,000,000	8,070,000,000	2,551,000,000	2,467,000,000	409,000,000	278,000,000	59,000,000	63,000,000	8,000,000	685,000,000	629,000,000	(813,000,000)	(652,000,000)	17,000,000	(181,000,000)	2,781,000,000	2,330,000,000	(443,000,000)	(509,000,000)	(499,000,000)	(9,000,000)	7,000,000
Capital expenditures									5,714,000,000	5,307,000,000	4,961,000,000	4,921,000,000	4,806,000,000	4,853,000,000	150,000,000	48,000,000	52,000,000	65,000,000	61,000,000	7,000,000	6,000,000	272,000,000	154,000,000	269,000,000	165,000,000	0	0	763,000,000	434,000,000	30,000,000	67,000,000	56,000,000	0	0
Assets	164,971,000,000				157,818,000,000				164,971,000,000	157,818,000,000		127,044,000,000	120,729,000,000		29,674,000,000	29,578,000,000		6,376,000,000	6,213,000,000	3,769,000,000	3,891,000,000	6,266,000,000	6,197,000,000	8,938,000,000	5,443,000,000	(561,000,000)	(538,000,000)	54,462,000,000	50,784,000,000	6,000,000,000	6,224,000,000		(22,535,000,000)	(19,919,000,000)
Non US revenue									4,500,000,000	4,100,000,000
Cable segment revenue types as percentage of total cable revenue									100.00%	100.00%	100.00%																									50.80%	52.70%	54.80%	24.10%	23.50%	22.50%	9.00%	9.40%	9.30%	5.80%	5.40%	5.70%	6.10%	4.80%	3.60%	4.20%	4.20%	4.10%	2.80%	2.80%	2.80%
Liability associated with unfavorable contract																																																									$ 237,000,000

Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information
Revenue	$ 15,937	$ 16,544	$ 15,211	$ 14,878	$ 15,042	$ 14,339	$ 14,333	$ 12,128	$ 62,570	$ 55,842	$ 37,937
Operating income	3,294	3,048	3,079	2,758	2,918	2,641	2,938	2,224	12,179	10,721	7,980
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Basic earnings per common share attributable to Comcast Corporation shareholders	$ 0.57	$ 0.79	$ 0.5	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.32	$ 1.51	$ 1.29
Diluted earnings per common share attributable to Comcast Corporation shareholders	$ 0.56	$ 0.78	$ 0.5	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.28	$ 1.5	$ 1.29
Dividends declared per common share attributable to Comcast Corporation shareholders	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.65	$ 0.45	$ 0.378

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
GE ownership percentage in new company formed in connection with the NBC Universal transaction	49.00%	49.00%
Subsequent event description	On February 12, 2013, we entered into an agreement to acquire GE’s 49% noncontrolling common equity interest in NBCUniversal Holdings for approximately $16.7 billion. In addition, NBCUniversal agreed to acquire from GE the portion of 30 Rockefeller Plaza in New York City that NBCUniversal occupies and CNBC’s headquarters in Englewood Cliffs, New Jersey for approximately $1.4 billion. The transactions, which are subject to customary closing conditions, are expected to close by the end of March 2013. The consideration will consist of $11.4 billion of cash on hand; $4 billion of senior unsecured debt securities issued by a holding company (“HoldCo”), whose sole asset is its interests in NBCUniversal Holdings; $2 billion of cash funded through a combination of Comcast’s existing credit facility and NBCUniversal’s credit facility, which is expected to be amended, among other things, to substitute HoldCo as the sole borrower; and $725 million of Holdco preferred stock. After closing, we will control and consolidate HoldCo and own all of its capital stock other than the preferred stock. HoldCo’s debt securities and credit facility will be guaranteed by us and the cable holding company subsidiaries that guarantee our senior indebtedness. The preferred stock will pay dividends at a fixed rate and can be put to HoldCo for redemption at par on the later of seven years following the issuance of the preferred stock and three years following the sale by GE of shares to unaffiliated third parties, and thereafter, every third anniversary of such date (a “Put Date”). Shares of preferred stock can be called for redemption by HoldCo at par one year following each Put Date applicable to such shares.
Total Consideration To Acquire Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	16,700
Consideration For Purchase Of Buildings [Member]
Subsequent Event [Line Items]
Subsequent event amount	1,400
Planned Payments To Acquire Additional Interest In Subsidiary And Buildings [Member]
Subsequent Event [Line Items]
Subsequent event amount	11,400
Planned Issuance of Senior Unsecured Debt Securities To Fund Acquisition Of Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	4,000
Planned Issuance of Preferred Stock Of Subsidiary To Fund Acquisition Of Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	725
Planned Borrowings Under Credit Facilities To Fund Acquisition Of Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	2,000

Condensed Consolidating Financial Information (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Holding company ownership in subsidiaries	100.00%
GE ownership percentage	49.00%	49.00%
Comcast Holdings' ZONES due October 2029 [Member]
Principal amount of debt securities subject to guarantee	185,000,000
Comcast Holdings' ZONES due November 2029 [Member]
Principal amount of debt securities not subject to guarantee	62,000,000
Comcast And Comcast Cable Communications Llc Member [Member]
Credit facility borrowing capacity	6,250,000,000
Nbcuniversal Enterprise Member [Member]
Principal amount of debt securities subject to guarantee	4,000,000,000
Credit facility borrowing capacity	1,350,000,000

Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 10,951	$ 1,620	$ 5,984	$ 671
Investments [Current]	1,464	54
Receivables, net	5,521	4,652
Programming rights	909	987
Other current assets	1,146	1,260
Total current assets	19,991	8,573
Film and television costs	5,054	5,227
Investments	6,325	9,854
Investments in and amounts due from subsidiaries eliminated upon consolidation	0	0
Property and equipment, net	27,232	27,559
Franchise rights	59,364	59,376
Goodwill	26,985	26,874	14,958
Other intangible assets, net	17,840	18,165
Other noncurrent assets, net	2,180	2,190
Total assets	164,971	157,818
Accounts payable and accrued expenses related to trade creditors	6,206	5,705
Accrued participations and residuals	1,350	1,255
Accrued expenses and other current liabilities [condensed]	6,782	4,914
Current portion of long-term debt	2,376	1,367
Total current liabilities	16,714	13,241
Long-term debt, less current portion	38,082	37,942
Deferred income taxes	30,110	29,932
Other noncurrent liabilities	13,271	13,034
Redeemable noncontrolling interests	16,998	16,014
Common stock	31	32
Other shareholders' equity	49,325	47,242
Total Comcast Corporation shareholders' equity	49,356	47,274
Noncontrolling interests	440	381
Total equity	49,796	47,655	44,434	42,811
Total liabilities and equity	164,971	157,818
Comcast [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	233	235
Total current assets	233	235
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	74,227	71,222
Property and equipment, net	242	262
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	12	9
Other noncurrent assets, net	1,130	912
Total assets	75,844	72,640
Accounts payable and accrued expenses related to trade creditors	8	10
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	1,290	1,030
Current portion of long-term debt	0	26
Total current liabilities	1,298	1,066
Long-term debt, less current portion	23,306	22,451
Deferred income taxes	0	0
Other noncurrent liabilities	1,884	1,849
Redeemable noncontrolling interests	0	0
Common stock	31	32
Other shareholders' equity	49,325	47,242
Total Comcast Corporation shareholders' equity	49,356	47,274
Noncontrolling interests	0	0
Total equity	49,356	47,274
Total liabilities and equity	75,844	72,640
Comcast Holdings [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	0	0
Total current assets	0	0
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	87,630	88,336
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	147	148
Total assets	87,777	88,484
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	275	272
Current portion of long-term debt	0	202
Total current liabilities	275	474
Long-term debt, less current portion	113	111
Deferred income taxes	754	727
Other noncurrent liabilities	0	0
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	86,635	87,172
Total Comcast Corporation shareholders' equity	86,635	87,172
Noncontrolling interests	0	0
Total equity	86,635	87,172
Total liabilities and equity	87,777	88,484
CCCL Parent [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	14	8
Total current assets	14	8
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	96,853	89,568
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	1	30
Total assets	96,868	89,606
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	210	189
Current portion of long-term debt	2,105	0
Total current liabilities	2,315	189
Long-term debt, less current portion	1,827	3,953
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	92,726	85,464
Total Comcast Corporation shareholders' equity	92,726	85,464
Noncontrolling interests	0	0
Total equity	92,726	85,464
Total liabilities and equity	96,868	89,606
Combined CCHMO Parents [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	4	3
Total current assets	4	3
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	50,242	45,725
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	0	5
Total assets	50,246	45,733
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	54	77
Current portion of long-term debt	241	554
Total current liabilities	295	631
Long-term debt, less current portion	1,512	1,764
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	48,439	43,338
Total Comcast Corporation shareholders' equity	48,439	43,338
Noncontrolling interests	0	0
Total equity	48,439	43,338
Total liabilities and equity	50,246	45,733
Nbcuniversal Media Parent [Member]
Cash and cash equivalents	5,129	238	0
Receivables, net	3	15
Other current assets	51	26
Total current assets	5,183	279
Investments	529	505
Investments in and amounts due from subsidiaries eliminated upon consolidation	38,464	39,714
Other noncurrent assets, net	152	139
Total assets	44,328	40,637
Accrued expenses and other current liabilities [condensed]	263	193
Current portion of long-term debt	7	550
Total current liabilities	270	743
Long-term debt, less current portion	11,219	9,142
Deferred income taxes	78	78
Other noncurrent liabilities	926	954
Other shareholders' equity	31,835	29,720
Total Comcast Corporation shareholders' equity	31,835	29,720
Noncontrolling interests	0
Total equity	31,835	29,720
Total liabilities and equity	44,328	40,637
Comcast Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	5,822	1,382	5,984	671
Investments [Current]	1,464	54
Receivables, net	5,518	4,637
Programming rights	909	987
Other current assets	844	988
Total current assets	14,557	8,048
Film and television costs	5,054	5,227
Investments	5,796	9,349
Investments in and amounts due from subsidiaries eliminated upon consolidation	73,298	66,214
Property and equipment, net	26,990	27,297
Franchise rights	59,364	59,376
Goodwill	26,985	26,874
Other intangible assets, net	17,828	18,156
Other noncurrent assets, net	1,650	1,622
Total assets	231,522	222,163
Accounts payable and accrued expenses related to trade creditors	6,198	5,695
Accrued participations and residuals	1,350	1,255
Accrued expenses and other current liabilities [condensed]	4,690	3,153
Current portion of long-term debt	23	35
Total current liabilities	12,261	10,138
Long-term debt, less current portion	105	521
Deferred income taxes	30,035	29,650
Other noncurrent liabilities	10,604	10,374
Redeemable noncontrolling interests	16,998	16,014
Common stock	0	0
Other shareholders' equity	161,079	155,085
Total Comcast Corporation shareholders' equity	161,079	155,085
Noncontrolling interests	440	381
Total equity	161,519	155,466
Total liabilities and equity	231,522	222,163
Elimination and Consolidation Adjustments [Member]
Cash and cash equivalents	0	0	0
Receivables, net	0	0
Programming rights	0	0
Other current assets	0	0
Total current assets	0	0
Film and television costs	0	0
Investments	0	0
Investments in and amounts due from subsidiaries eliminated upon consolidation	(420,714)	(400,779)
Property and equipment, net	0	0
Franchise rights	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets, net	(900)	(666)
Total assets	(421,614)	(401,445)
Accounts payable and accrued expenses related to trade creditors	0	0
Accrued participations and residuals	0	0
Accrued expenses and other current liabilities [condensed]	0	0
Current portion of long-term debt	0	0
Total current liabilities	0	0
Long-term debt, less current portion	0	0
Deferred income taxes	(757)	(523)
Other noncurrent liabilities	(143)	(143)
Redeemable noncontrolling interests	0	0
Common stock	0	0
Other shareholders' equity	(420,714)	(400,779)
Total Comcast Corporation shareholders' equity	(420,714)	(400,779)
Noncontrolling interests	0	0
Total equity	(420,714)	(400,779)
Total liabilities and equity	$ (421,614)	$ (401,445)

Condensed Consolidating Financial Information (Condensed Consolidating Statement of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Service revenue									$ 62,570	$ 55,842	$ 37,937
Management fee revenue									0
Revenue	15,937	16,544	15,211	14,878	15,042	14,339	14,333	12,128	62,570	55,842	37,937
Programming and production									19,929	16,598	8,537
Other operating and administrative									17,857	16,656	12,395
Advertising, marketing and promotion									4,807	4,231	2,409
Depreciation									6,150	6,040	5,539
Amortization									1,648	1,596	1,077
Costs and expenses, total									50,391	45,121	29,957
Operating income (loss)	3,294	3,048	3,079	2,758	2,918	2,641	2,938	2,224	12,179	10,721	7,980
Interest expense									(2,521)	(2,505)	(2,156)
Investment income (loss), net									219	159	288
Equity in net income (losses) of investees, net									959	(35)	(141)
Other income (expense), net									773	(133)	133
Nonoperating income (Expense), Total									(570)	(2,514)	(1,876)
Income (loss) before income taxes									11,609	8,207	6,104
Income tax (expense) benefit									(3,744)	(3,050)	(2,436)
Net income (loss)									7,865	5,157	3,668
Net (income) loss attributable to noncontrolling interests									(1,662)	(997)	(33)
Net income (loss) attributable to Comcast Corporation	1,518	2,113	1,348	1,224	1,287	908	1,022	943	6,203	4,160	3,635
Comprehensive income attributable to Comcast Corporation									6,370	4,107	3,582
Comcast [Member]
Service revenue									0	0	0
Management fee revenue									848	800	808
Revenue									848	800	808
Other operating and administrative									401	420	444
Depreciation									30	29	29
Amortization									4	3	3
Costs and expenses, total									435	452	476
Operating income (loss)									413	348	332
Interest expense									(1,430)	(1,439)	(1,402)
Investment income (loss), net									8	3	8
Equity in net income (losses) of investees, net									6,858	4,879	4,329
Other income (expense), net									2	(19)	(5)
Nonoperating income (Expense), Total									5,438	3,424	2,930
Income (loss) before income taxes									5,851	3,772	3,262
Income tax (expense) benefit									352	388	373
Net income (loss)									6,203	4,160	3,635
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									6,203	4,160	3,635
Comprehensive income attributable to Comcast Corporation									6,370	4,107	3,582
Comcast Holdings [Member]
Service revenue									0	0	0
Management fee revenue									0	0	0
Revenue									0	0	0
Other operating and administrative										5	59
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									0	5	59
Operating income (loss)									0	(5)	(59)
Interest expense									(23)	(32)	(33)
Investment income (loss), net									3	2	7
Equity in net income (losses) of investees, net									6,536	5,734	4,675
Other income (expense), net									0	1	0
Nonoperating income (Expense), Total									6,516	5,705	4,649
Income (loss) before income taxes									6,516	5,700	4,590
Income tax (expense) benefit									7	12	30
Net income (loss)									6,523	5,712	4,620
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									6,523	5,712	4,620
Comprehensive income attributable to Comcast Corporation									6,523	5,712	4,620
CCCL Parent [Member]
Service revenue									0	0	0
Management fee revenue									827	784	726
Revenue									827	784	726
Other operating and administrative									827	784	726
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									827	784	726
Operating income (loss)									0	0	0
Interest expense									(329)	(338)	(402)
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									6,665	5,598	4,741
Other income (expense), net									0	0	0
Nonoperating income (Expense), Total									6,336	5,260	4,339
Income (loss) before income taxes									6,336	5,260	4,339
Income tax (expense) benefit									115	118	141
Net income (loss)									6,451	5,378	4,480
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									6,451	5,378	4,480
Comprehensive income attributable to Comcast Corporation									6,460	5,387	4,489
Combined CCHMO Parents [Member]
Service revenue									0	0	0
Management fee revenue									516	488	452
Revenue									516	488	452
Other operating and administrative									516	488	452
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									516	488	452
Operating income (loss)									0	0	0
Interest expense									(135)	(172)	(173)
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									4,909	3,361	3,015
Other income (expense), net									0	0	0
Nonoperating income (Expense), Total									4,774	3,189	2,842
Income (loss) before income taxes									4,774	3,189	2,842
Income tax (expense) benefit									47	60	61
Net income (loss)									4,821	3,249	2,903
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									4,821	3,249	2,903
Comprehensive income attributable to Comcast Corporation									4,821	3,249	2,903
Nbcuniversal Media Parent [Member]
Service revenue									0	0	0
Management fee revenue									0	0
Revenue									0	0	0
Other operating and administrative									899	678	0
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									899	678	0
Operating income (loss)									(899)	(678)	0
Interest expense									(425)	(370)	0
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									4,402	2,793	0
Other income (expense), net									(14)	(59)	0
Nonoperating income (Expense), Total									3,963	2,364	0
Income (loss) before income taxes									3,064	1,686	0
Income tax (expense) benefit									(9)	(3)	0
Net income (loss)									3,055	1,683	0
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									3,055	1,683	0
Comprehensive income attributable to Comcast Corporation									3,068	1,605	0
Comcast Non-Guarantor Subsidiaries [Member]
Service revenue									62,570	55,842	37,937
Management fee revenue									0	0
Revenue									62,570	55,842	37,937
Programming and production									19,929	16,598	8,537
Other operating and administrative									17,405	16,353	12,700
Advertising, marketing and promotion									4,807	4,231	2,409
Depreciation									6,120	6,011	5,510
Amortization									1,644	1,593	1,074
Costs and expenses, total									49,905	44,786	30,230
Operating income (loss)									12,665	11,056	7,707
Interest expense									(179)	(154)	(146)
Investment income (loss), net									208	154	273
Equity in net income (losses) of investees, net									4,014	1,648	(141)
Other income (expense), net									785	(56)	138
Nonoperating income (Expense), Total									4,828	1,592	124
Income (loss) before income taxes									17,493	12,648	7,831
Income tax (expense) benefit									(4,256)	(3,625)	(3,041)
Net income (loss)									13,237	9,023	4,790
Net (income) loss attributable to noncontrolling interests									(1,662)	(997)	(33)
Net income (loss) attributable to Comcast Corporation									11,575	8,026	4,757
Comprehensive income attributable to Comcast Corporation									11,703	8,064	4,761
Elimination and Consolidation Adjustments [Member]
Service revenue									0	0	0
Management fee revenue									(2,191)	(2,072)	(1,986)
Revenue									(2,191)	(2,072)	(1,986)
Other operating and administrative									(2,191)	(2,072)	(1,986)
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									(2,191)	(2,072)	(1,986)
Operating income (loss)									0	0	0
Interest expense									0	0	0
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									(32,425)	(24,048)	(16,760)
Other income (expense), net									0	0	0
Nonoperating income (Expense), Total									(32,425)	(24,048)	(16,760)
Income (loss) before income taxes									(32,425)	(24,048)	(16,760)
Income tax (expense) benefit									0	0	0
Net income (loss)									(32,425)	(24,048)	(16,760)
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									(32,425)	(24,048)	(16,760)
Comprehensive income attributable to Comcast Corporation									$ (32,575)	$ (24,017)	$ (16,773)

Condensed Consolidating Financial Information (Condensed Consolidating Statement of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net cash provided by (used in) operating activities	$ 14,854	$ 14,345	$ 11,179
Investing Activities
Net transactions with affiliates	0
Capital expenditures	(5,714)	(5,307)	(4,961)
Cash paid for intangible assets	(923)	(954)	(536)
Acquisitions, net of cash acquired	(90)	(6,407)	(183)
Proceeds from sales of businesses and investments	3,102	277	99
Return of capital from investees	2,362	37	190
Purchases of investments	(297)	(135)	(260)
Other	74	(19)	(60)
Net cash provided by (used in) investing activities	(1,486)	(12,508)	(5,711)
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(544)	544	0
Proceeds from borrowings	4,544	0	3,420
Repurchases and repayments of debt	(2,881)	(3,216)	(1,153)
Repurchases and retirements of common stock	(3,000)	(2,141)	(1,200)
Dividends paid	(1,608)	(1,187)	(1,064)
Issuances of common stock	233	283	34
Distributions (to) from noncontrolling interests	(691)	(325)	(67)
Other	(90)	(159)	(125)
Net cash provided by (used in) financing activities	(4,037)	(6,201)	(155)
Increase (decrease) in cash and cash equivalents	9,331	(4,364)	5,313
Cash and cash equivalents, beginning of year	1,620	5,984	671
Cash and cash equivalents, end of year	10,951	1,620	5,984
Comcast [Member]
Operating Activities
Net cash provided by (used in) operating activities	(362)	(513)	(391)
Investing Activities
Net transactions with affiliates	3,845	4,615	488
Capital expenditures	(10)	(7)	(7)
Cash paid for intangible assets	(6)	(2)	(2)
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	3,829	4,606	479
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(1)	(4)
Proceeds from borrowings	2,536		3,390
Repurchases and repayments of debt	(1,726)	(1,095)	(1,100)
Repurchases and retirements of common stock	(3,000)	(2,141)	(1,200)
Dividends paid	(1,608)	(1,187)	(1,064)
Issuances of common stock	233	283	34
Distributions (to) from noncontrolling interests	0	0	0
Other	99	51	(148)
Net cash provided by (used in) financing activities	(3,467)	(4,093)	(88)
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
Comcast Holdings [Member]
Operating Activities
Net cash provided by (used in) operating activities	(7)	(19)	(235)
Investing Activities
Net transactions with affiliates	206	19	248
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	3	0	0
Net cash provided by (used in) investing activities	209	19	248
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	(202)	0	(13)
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	(202)	0	(13)
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
CCCL Parent [Member]
Operating Activities
Net cash provided by (used in) operating activities	(177)	(209)	(257)
Investing Activities
Net transactions with affiliates	177	1,209	257
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	177	1,209	257
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	0	(1,000)	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	0	(1,000)	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
Combined CCHMO Parents [Member]
Operating Activities
Net cash provided by (used in) operating activities	(114)	(131)	(132)
Investing Activities
Net transactions with affiliates	667	131	132
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	667	131	132
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	(553)	0	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	(553)	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
Nbcuniversal Media Parent [Member]
Operating Activities
Net cash provided by (used in) operating activities	(1,347)	(638)	0
Investing Activities
Net transactions with affiliates	4,850	247	0
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	295	0
Proceeds from sales of businesses and investments	0	3	0
Return of capital from investees		0	0
Purchases of investments	(19)	(4)	0
Other	(22)	0	0
Net cash provided by (used in) investing activities	4,809	541	0
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(550)	550
Proceeds from borrowings	1,995		0
Repurchases and repayments of debt	(2)	0	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	(14)	(215)	0
Net cash provided by (used in) financing activities	1,429	335	0
Increase (decrease) in cash and cash equivalents	4,891	238	0
Cash and cash equivalents, beginning of year	238	0
Cash and cash equivalents, end of year	5,129	238	0
Comcast Non-Guarantor Subsidiaries [Member]
Operating Activities
Net cash provided by (used in) operating activities	16,861	15,855	12,194
Investing Activities
Net transactions with affiliates	(9,745)	(6,221)	(1,125)
Capital expenditures	(5,704)	(5,300)	(4,954)
Cash paid for intangible assets	(917)	(952)	(534)
Acquisitions, net of cash acquired	(90)	(6,702)	(183)
Proceeds from sales of businesses and investments	3,102	274	99
Return of capital from investees	2,362	37	190
Purchases of investments	(278)	(131)	(260)
Other	93	(19)	(60)
Net cash provided by (used in) investing activities	(11,177)	(19,014)	(6,827)
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	7	(2)
Proceeds from borrowings	13		30
Repurchases and repayments of debt	(398)	(1,121)	(40)
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	(691)	(325)	(67)
Other	(175)	5	23
Net cash provided by (used in) financing activities	(1,244)	(1,443)	(54)
Increase (decrease) in cash and cash equivalents	4,440	(4,602)	5,313
Cash and cash equivalents, beginning of year	1,382	5,984	671
Cash and cash equivalents, end of year	5,822	1,382	5,984
Elimination and Consolidation Adjustments [Member]
Operating Activities
Net cash provided by (used in) operating activities	0	0	0
Investing Activities
Net transactions with affiliates	0	0	0
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	0	0	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0

Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 202	$ 173	$ 175
Additions Charged to Costs and Expenses	293	306	327
Deductions from Reserves	297	277	329
Balance at End of Year	198	202	173
Sales Returns and Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	425	0
Additions Charged to Costs and Expenses	599	536
Deductions from Reserves	717	111
Balance at End of Year	$ 307	$ 425